UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Fund

Parametric Global Small-Cap Fund

Parametric International Equity Fund

Parametric Emerging Markets Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Argentina — 0.9%
Adecoagro SA(1)	77,700	$704,739
Arcos Dorados Holdings, Inc., Class A	490,400	3,020,864
Banco Macro SA, Class B ADR	87,487	3,695,451
BBVA Banco Frances SA ADR	200,488	2,650,451
Cresud SA ADR	202,530	2,126,565
Grupo Financiero Galicia SA, Class B ADR	205,600	3,022,320
IRSA Inversiones y Representaciones SA ADR	61,510	906,042
MercadoLibre, Inc.	69,300	9,435,195
Pampa Energia SA ADR(1)	188,600	2,101,004
Petrobras Energia SA ADR	750,308	5,064,579
Telecom Argentina SA ADR	385,251	8,887,741
YPF SA ADR	95,400	3,355,218

		$44,970,169

Bahrain — 0.3%
Ahli United Bank BSC	6,445,000	$5,288,587
Al-Salam Bank	10,241,118	5,154,071
Gulf Finance House EC(1)	13,470,934	1,520,198
Ithmaar Bank BSC(1)	12,720,000	2,371,302

		$14,334,158

Bangladesh — 0.9%
Aftab Automobiles, Ltd.	783,888	$818,735
Al-Arafah Islami Bank, Ltd.(1)	1,602,750	340,816
Bangladesh Export Import Co., Ltd.(1)	7,173,355	3,837,655
Beximco Pharmaceuticals, Ltd.	1,484,177	1,242,015
BSRM Steels, Ltd.	1,709,000	2,211,366
City Bank, Ltd. (The)(1)	5,315,880	1,545,614
Grameenphone, Ltd.	1,496,400	7,267,653
Heidelberger Cement Bangladesh, Ltd.	146,500	983,263
Islami Bank Bangladesh, Ltd.	3,020,610	1,050,002
Jamuna Oil Co., Ltd.	161,600	542,524
Khulna Power Co., Ltd.	1,334,705	1,095,952
Lankabangla Finance, Ltd.	1,937,775	1,143,501
Malek Spinning Mills, Ltd.	897,500	275,580
Meghna Petroleum, Ltd.	266,500	934,180
National Bank, Ltd.(1)	10,435,810	1,602,097
Olympic Industries, Ltd.	327,000	1,101,643
Orion Pharma, Ltd.	910,600	631,048
Padma Oil Co., Ltd.	195,600	863,776
People’s Leasing and Financial Services, Ltd.(1)	2,248,180	709,047
Pubali Bank, Ltd.	1,878,791	643,320
Renata, Ltd.	44,500	582,946
Social Islami Bank, Ltd.	4,105,750	721,564
Southeast Bank, Ltd.	3,522,000	924,920
Square Pharmaceuticals, Ltd.	1,531,253	5,555,671
Summit Power, Ltd.(1)	1,487,295	823,051
Titas Gas Transmission & Distribution Co., Ltd.	3,022,500	3,619,524
United Airways Bangladesh, Ltd.(1)	8,053,064	1,021,398
United Commercial Bank, Ltd.	7,394,000	2,742,234

		$44,831,095

Security	Shares	Value
Botswana — 0.2%
Barclays Bank of Botswana, Ltd.	1,137,465	$445,188
Botswana Insurance Holdings, Ltd.	575,111	713,144
First National Bank of Botswana, Ltd.	6,069,100	2,381,904
Letshego Holdings, Ltd.	12,485,691	3,710,658
Sechaba Breweries, Ltd.	905,550	2,759,372
Standard Chartered Bank Botswana, Ltd.	531,120	704,850

		$10,715,116

Brazil — 6.2%
AES Tiete SA, PFC Shares	189,400	$1,430,112
All America Latina Logistica SA (Units)	669,600	1,834,854
AMBEV SA	2,242,950	14,844,982
AMBEV SA ADR	141,760	946,957
American Banknote SA	53,900	865,306
B2W Companhia Global do Varejo(1)	200,970	2,618,068
Banco Bradesco SA ADR, PFC Shares	109,291	1,637,179
Banco Bradesco SA, PFC Shares	1,193,731	17,978,950
Banco do Brasil SA	609,698	6,823,086
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	984,915
BB Seguridade Participacoes SA	96,200	1,283,495
BM&F Bovespa SA	962,351	4,233,273
BR Malls Participacoes SA	296,000	2,377,174
BR Properties SA	212,800	1,075,207
Bradespar SA, PFC Shares	121,000	817,442
Braskem SA, PFC Shares	89,760	656,745
BRF-Brasil Foods SA	338,540	8,810,866
BRF-Brasil Foods SA ADR	19,900	518,395
Brookfield Incorporacoes SA(1)	1,170,100	746,099
Centrais Eletricas Brasileiras SA, PFC Shares	513,100	1,942,321
CETIP SA - Mercados Organizados	173,900	2,203,664
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	63,069	2,644,525
Cia de Concessoes Rodoviarias SA (CCR)	1,000,400	7,448,799
Cia de Saneamento Basico do Estado de Sao Paulo	440,860	3,449,806
Cia de Saneamento de Minas Gerais-COPASA	72,900	830,234
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	49,290	765,239
Cia Energetica de Minas Gerais SA ADR	84,265	487,052
Cia Energetica de Minas Gerais SA, PFC Shares	828,655	4,758,772
Cia Energetica de Sao Paulo, Class B, PFC Shares	269,700	2,659,014
Cia Hering	149,800	1,511,360
Cia Paranaense de Energia-Copel, PFC Shares	136,300	1,903,767
Cia Siderurgica Nacional SA	365,800	1,217,906
Cielo SA	1,423,898	23,382,061
Contax Participacoes SA, PFC Shares	121,500	96,106
Cosan Logistica SA(1)	53,700	89,937
Cosan SA Industria e Comercio	53,700	749,620
CPFL Energia SA	376,700	2,827,644
Cyrela Brazil Realty SA	327,300	1,627,320
Duratex SA	112,558	404,280
EcoRodovias Infraestrutura e Logistica SA	286,800	1,282,434
EDP-Energias do Brasil SA	313,400	1,223,043
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	588,934
Embraer SA	482,700	4,673,301
Embraer SA ADR	85,948	3,321,031
Eneva SA(1)	300,500	65,487
Equatorial Energia SA	120,700	1,231,404
Estacio Participacoes SA	325,500	3,770,067
Even Construtora e Incorporadora SA	341,400	738,490
Ez Tec Empreendimentos e Participacoes SA	53,800	460,293
Fibria Celulose SA(1)	111,757	1,353,496

Security	Shares	Value
Gafisa SA	745,400	$812,212
Gerdau SA, PFC Shares	466,300	2,086,956
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	1,055,442
Hypermarcas SA(1)	267,800	1,870,785
Iochpe-Maxion SA	115,700	796,579
Itau Unibanco Holding SA ADR, PFC Shares	144,459	2,132,215
Itau Unibanco Holding SA, PFC Shares	1,202,949	17,841,065
Itausa-Investimentos Itau SA, PFC Shares	2,326,263	9,284,774
JBS SA	583,825	2,603,522
Klabin SA, PFC Shares	1,300,000	1,269,624
Kroton Educacional SA	1,222,736	8,714,443
Light SA	132,200	1,085,706
Localiza Rent a Car SA	191,280	2,757,384
Lojas Americanas SA, PFC Shares	672,828	3,969,791
Lojas Renner SA	123,000	3,683,200
Marcopolo SA, PFC Shares	950,200	1,625,912
Marfrig Global Foods SA(1)	287,155	701,113
Metalurgica Gerdau SA, PFC Shares	148,000	800,355
MMX Mineracao e Metalicos SA(1)	138,467	23,470
MRV Engenharia e Participacoes SA	514,100	1,701,287
Multiplus SA	41,100	576,385
Natura Cosmeticos SA	120,900	1,756,487
Odontoprev SA	250,000	902,982
Oi SA ADR	190,200	100,806
Oi SA, PFC Shares	10,671,857	5,598,860
PDG Realty SA Empreendimentos e Participacoes(1)	1,877,400	924,342
Petroleo Brasileiro SA	43,200	255,410
Petroleo Brasileiro SA ADR	71,900	879,337
Petroleo Brasileiro SA, PFC Shares	3,496,200	21,559,359
Prumo Logistica SA(1)	1,596,000	360,693
Qualicorp SA(1)	257,700	2,620,784
Randon Participacoes SA, PFC Shares	303,500	764,292
Rossi Residencial SA(1)	1,185,000	468,663
Souza Cruz SA	228,000	1,842,108
Suzano Papel e Celulose SA, PFC Shares	437,425	1,846,509
Telefonica Brasil SA, PFC Shares	575,626	11,756,904
Tim Participacoes SA	1,927,427	10,477,599
Totvs SA	265,190	3,865,637
Tractebel Energia SA	213,700	2,910,680
Transmissora Alianca de Energia Electrica SA	98,800	733,654
Ultrapar Participacoes SA	184,384	4,021,936
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	283,250	651,570
Vale SA	34,400	347,068
Vale SA ADR	65,300	658,877
Vale SA, PFC Shares	1,755,840	15,270,331
Weg SA	324,670	3,829,898

		$309,987,518

Bulgaria — 0.0%(2)
CB First Investment Bank AD(1)	235,000	$406,678
Chimimport AD(1)	329,922	383,323
Corporate Commercial Bank AD(1)(3)	10,400	0
MonBat AD	60,235	316,285
Petrol AD(1)	102,500	147,944
Sopharma AD	354,600	895,189

		$2,149,419

Security	Shares	Value
Chile — 3.1%
AES Gener SA	3,720,840	$2,063,397
Aguas Andinas SA, Series A	4,337,700	2,595,444
Almendral SA	2,512,600	207,411
Antarchile SA, Series A	215,131	2,878,745
Banco de Chile	60,074,920	7,339,451
Banco de Chile ADR	7,454	551,596
Banco de Credito e Inversiones	89,836	5,027,144
Banco Santander Chile SA	134,220,710	7,137,662
Banmedica SA	706,730	1,191,353
Besalco SA	1,307,600	874,884
Cap SA	196,612	1,882,681
Cencosud SA	2,839,007	8,126,461
Cia Cervecerias Unidas SA	341,626	3,577,984
Cia General de Electricidad SA	479,519	3,865,852
Cia Sud Americana de Vapores SA(1)	14,510,741	545,962
Colbun SA	11,398,010	3,066,303
Corpbanca SA	395,674,470	5,287,854
Cruz Blanca Salud SA	490,000	424,924
E.CL SA	693,400	1,026,688
Embotelladora Andina SA, Class B, PFC Shares	535,258	1,680,972
Empresa Nacional de Electricidad SA	4,554,263	7,091,550
Empresa Nacional de Telecomunicaciones SA	489,619	5,275,517
Empresas AquaChile SA(1)	336,541	224,587
Empresas CMPC SA	2,641,020	6,448,565
Empresas Copec SA	1,305,068	15,819,714
Empresas La Polar SA(1)	1,713,400	110,024
Enersis SA	25,224,721	8,066,019
Enersis SA ADR	42,700	674,233
Forus SA	132,100	587,932
Grupo Security SA	3,397,289	1,298,293
Inversiones Aguas Metropolitanas SA	614,900	929,691
Inversiones La Construccion SA	54,000	769,525
Invexans SA(1)	20,803,856	272,964
Latam Airlines Group SA(1)	581,137	6,998,852
Latam Airlines Group SA BDR(1)	28,260	335,302
Molibdenos y Metales SA	65,700	513,799
Parque Arauco SA	1,406,599	2,884,234
Quinenco SA	389,755	809,421
Ripley Corp. SA	1,779,400	974,059
S.A.C.I. Falabella	1,962,555	14,328,132
Salfacorp SA	1,726,600	1,485,292
Sigdo Koppers SA	1,121,831	1,748,974
Sociedad de Inversiones Pampa Calichera SA, Class A	45,817	25,042
Sociedad Matriz SAAM SA	6,242,812	523,905
Sociedad Quimica y Minera de Chile SA, Series B	212,340	4,946,678
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,400	1,385,832
Socovesa SA	1,443,206	312,270
Sonda SA	3,108,976	7,564,156
Vina Concha y Toro SA	1,360,915	2,602,062

		$154,359,392

Security	Shares	Value
China — 9.3%
Agile Property Holdings, Ltd.	1,096,000	$621,961
Agricultural Bank of China, Ltd., Class H	9,904,000	4,602,321
Air China, Ltd., Class H	2,310,000	1,492,972
Aluminum Corp. of China, Ltd., Class H(1)	3,374,000	1,510,641
Angang Steel Co., Ltd., Class H	1,226,000	901,300
Anhui Conch Cement Co., Ltd., Class H	906,500	2,968,663
ANTA Sports Products, Ltd.	1,021,000	2,004,005
Baidu, Inc. ADR(1)	92,500	22,086,225
Bank of China, Ltd., Class H	24,353,000	11,656,587
Bank of Communications, Ltd., Class H	3,583,900	2,677,989
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,150,836
Beijing Enterprises Holdings, Ltd.	309,500	2,524,974
Beijing Enterprises Water Group, Ltd.(1)	1,206,000	861,935
Belle International Holdings, Ltd.	2,320,000	2,949,265
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,875,178
BYD Co., Ltd., Class H	607,200	3,861,286
Chaoda Modern Agriculture Holdings, Ltd.(1)(3)	2,391,958	0
China Agri-Industries Holdings, Ltd.	2,074,000	789,680
China Bluechemical, Ltd., Class H	1,270,000	450,991
China Cinda Asset Management, Co., Ltd., Class H(1)	1,495,000	707,562
China CITIC Bank Corp., Ltd., Class H	4,367,000	2,844,878
China Coal Energy Co., Class H	3,400,000	2,087,268
China Communications Construction Co., Ltd., Class H	2,930,000	2,249,312
China Communications Services Corp., Ltd., Class H	2,540,000	1,189,393
China Construction Bank Corp., Class H	28,193,630	21,035,237
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	1,213,669
China Dongxiang (Group) Co., Ltd.	4,257,000	780,596
China Everbright International, Ltd.	1,986,000	2,762,612
China Everbright, Ltd.	536,000	1,037,090
China Gas Holdings, Ltd.	606,000	1,080,333
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	1,721,661
China International Marine Containers Co., Ltd., Class B	482,672	1,124,848
China Life Insurance Co., Ltd., Class H	2,767,000	8,256,647
China Longyuan Power Group Corp., Ltd., Class H	2,914,000	3,107,451
China Mengniu Dairy Co., Ltd.	960,000	4,209,561
China Merchants Bank Co., Ltd., Class H	1,960,524	3,638,351
China Merchants Holdings (International) Co., Ltd.	812,035	2,566,841
China Minsheng Banking Corp., Ltd., Class H	2,760,240	2,772,914
China Mobile, Ltd.	3,923,000	48,913,133
China National Building Material Co., Ltd., Class H	2,522,000	2,338,309
China Oilfield Services, Ltd., Class H	1,420,000	2,967,863
China Overseas Land & Investment, Ltd.	1,530,160	4,449,524
China Pacific Insurance (Group) Co., Ltd., Class H	848,000	3,178,821
China Petroleum & Chemical Corp., Class H	15,620,300	13,546,103
China Pharmaceutical Group, Ltd.	1,402,000	1,289,811
China Railway Construction Corp., Class H	1,592,000	1,682,821
China Railway Group, Ltd., Class H	3,177,000	1,955,800
China Resources Enterprise, Ltd.	842,000	2,002,691
China Resources Gas Group, Ltd.	830,000	2,367,185
China Resources Land, Ltd.	954,000	2,266,651
China Resources Power Holdings Co., Ltd.	1,591,600	4,632,581
China Shenhua Energy Co., Ltd., Class H	2,164,500	6,086,761
China Shineway Pharmaceutical Group, Ltd.	381,000	693,341
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	1,212,653
China Shipping Development Co., Ltd., Class H (1)	1,702,000	1,122,456
China Southern Airlines Co., Ltd., Class H	2,700,000	948,047
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	1,223,521
China Telecom Corp., Ltd., Class H	11,972,000	7,631,614
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,447,269
China Unicom (Hong Kong), Ltd.	4,340,372	6,487,912

Security	Shares	Value
China Vanke Co., Ltd., Class H(1)	789,920	$1,485,858
China Yurun Food Group, Ltd.(1)	1,776,000	756,140
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	2,431,619
CITIC, Ltd.	1,152,000	2,018,501
CNOOC, Ltd.	9,860,000	15,414,312
Cosco Pacific, Ltd.	1,516,000	1,998,823
Country Garden Holdings Co.	3,785,631	1,487,289
Ctrip.com International, Ltd. ADR(1)	140,100	8,167,830
Datang International Power Generation Co., Ltd., Class H	3,414,000	1,792,288
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	3,040,335
Golden Eagle Retail Group, Ltd.	739,000	905,961
Great Wall Motor Co., Ltd., Class H	862,500	3,784,818
Guangdong Investment, Ltd.	2,022,000	2,654,571
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	1,680,935
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	1,093,664
Guangzhou R&F Properties Co., Ltd., Class H	682,000	743,855
Haier Electronics Group Co., Ltd.	161,000	431,724
Hengan International Group Co., Ltd.	355,000	3,732,811
Hengdeli Holdings, Ltd.	2,681,800	431,632
Home Inns & Hotels Management, Inc. ADR(1)	20,300	613,263
Huaneng Power International, Inc., Class H	2,746,000	3,372,498
Industrial & Commercial Bank of China, Ltd., Class H	28,042,000	18,582,472
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B(3)	72,000	28,872
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	1,074,183
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,291,279
Jiangxi Copper Co., Ltd., Class H	1,298,000	2,298,916
Kingboard Chemical Holdings, Ltd.	648,600	1,269,467
Kunlun Energy Co., Ltd.	2,206,000	2,933,974
Lee & Man Paper Manufacturing, Ltd.	1,220,000	667,935
Lenovo Group, Ltd.	3,736,000	5,516,523
Li Ning Co., Ltd.(1)	546,500	288,307
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	595,190
Mindray Medical International, Ltd. ADR	77,700	2,264,178
NetEase.com, Inc. ADR	24,700	2,339,584
New Oriental Education & Technology Group, Inc. ADR(1)	380,400	8,216,640
Nine Dragons Paper Holdings, Ltd.	2,051,000	1,587,058
PetroChina Co., Ltd., Class H	13,022,000	16,319,597
PICC Property & Casualty Co., Ltd., Class H	1,718,000	3,151,564
Ping An Insurance (Group) Co. of China, Ltd., Class H	742,500	6,069,736
Poly Property Group Co., Ltd.	1,918,000	743,003
Qihoo 360 Technology Co., Ltd. ADR(1)	12,000	875,760
Semiconductor Manufacturing International Corp.(1)	23,397,000	2,425,726
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,411,684
Shanghai Electric Group Co., Ltd., Class H	2,414,000	1,212,575
Shanghai Industrial Holdings, Ltd.	304,000	935,369
Shimao Property Holdings, Ltd.(1)	665,000	1,432,953
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	2,532,214
SINA Corp.(1)	22,900	938,213
Sino Biopharmaceutical, Ltd.	2,760,000	2,775,176
Sino-Ocean Land Holdings, Ltd.	1,720,500	977,071
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,931,000	908,750
Sinopharm Group Co., Ltd., Class H	1,075,600	4,222,728
Sohu.com, Inc.(1)	10,300	500,477
Sun Art Retail Group, Ltd.	1,476,000	1,582,316
Tencent Holdings, Ltd.	2,115,000	33,992,837
Tingyi (Cayman Islands) Holding Corp.	1,266,000	3,133,147
Tsingtao Brewery Co., Ltd., Class H	254,000	1,872,700
Want Want China Holdings, Ltd.	3,750,000	5,091,841
Weichai Power Co., Ltd., Class H	456,400	1,751,970
Wumart Stores, Inc., Class H	321,000	278,070
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	2,333,630

Security	Shares	Value
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	$1,592,399
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	1,863,159
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	602,080
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,415,742
Zhuzhou CSR Times Electric Co., Ltd., Class H	513,000	2,206,089
Zijin Mining Group Co., Ltd., Class H	6,290,000	1,610,623
ZTE Corp., Class H	730,753	1,764,564

		$463,334,968

Colombia — 1.4%
Almacenes Exito SA	465,190	$6,561,270
Banco Davivienda SA, PFC Shares	154,200	2,300,822
Banco de Bogota	91,067	3,009,748
Bancolombia SA ADR, PFC Shares	145,000	8,202,650
Bolsa de Valores de Colombia	46,242,700	494,454
Celsia SA ESP	809,070	2,359,378
Cementos Argos SA	476,640	2,432,428
Cementos Argos SA, PFC Shares	181,700	897,240
Cemex Latam Holdings SA(1)	183,200	1,634,776
Corporacion Financiera Colombiana SA	97,625	1,921,659
Ecopetrol SA	6,336,890	8,469,719
Empresa de Energia de Bogota SA	3,474,085	2,752,252
Empresa de Telecommunicaciones de Bogota SA	2,532,380	664,634
Grupo Argos SA	346,150	3,765,170
Grupo Argos SA, PFC Shares	108,995	1,202,521
Grupo Aval Acciones y Valores SA	3,145,485	2,109,730
Grupo Aval Acciones y Valores SA, PFC Shares	5,059,300	3,430,242
Grupo de Inversiones Suramericana	254,570	5,293,076
Grupo Nutresa SA	527,855	7,132,136
Grupo Odinsa SA	155,204	587,625
Interconexion Electrica SA	825,160	3,529,239
Isagen SA ESP	1,935,100	2,548,783

		$71,299,552

Croatia — 0.7%
AD Plastik DD	28,620	$566,027
Adris Grupa DD, PFC Shares	75,044	4,170,118
Atlantic Grupa DD	14,688	2,384,106
Atlantska Plovidba DD(1)	22,867	1,364,379
Dalekovod DD	84,715	224,986
Dalekovod DD(1)	51,895	137,779
Ericsson Nikola Tesla	6,740	1,489,449
Hrvatski Telekom DD	468,852	12,147,359
INA Industrija Nafte DD(1)	900	562,406
Koncar-Elektroindustrija DD	16,319	1,959,007
Kras DD(1)	7,262	422,979
Ledo DD	1,683	2,310,283
Petrokemija DD(1)	25,975	110,691
Podravka Prehrambena Industrija DD(1)	54,898	2,755,538
Privredna Banka Zagreb DD	3,177	279,161
Riviera Holding DD(1)	1,419,897	4,655,096
Zagrebacka Banka DD	176,195	1,018,962

		$36,558,326

Security	Shares	Value
Czech Republic — 1.1%
CEZ AS	908,060	$25,118,902
Fortuna Entertainment Group NV	246,600	1,347,057
Komercni Banka AS	92,864	19,895,314
New World Resources PLC, Class A(1)	1,183,100	26,639
Pegas Nonwovens SA	96,614	2,763,712
Philip Morris CR AS	9,113	4,044,834
Unipetrol AS(1)	617,307	3,611,082

		$56,807,540

Egypt — 1.9%
Alexandria Mineral Oils Co.	193,820	$1,912,433
Arab Cotton Ginning	1,993,380	1,291,165
Commercial International Bank	3,499,979	24,180,380
Eastern Tobacco	281,822	6,938,382
Egypt Kuwait Holding Co.(1)	1,862,146	1,661,131
Egyptian Financial Group-Hermes Holding SAE(1)	2,101,605	5,098,220
Egyptian Resorts Co.(1)	4,721,950	849,246
El Ezz Aldekhela Steel Alexa Co.	4,000	365,233
El Sewedy Cables Holding Co.(1)	529,606	3,374,814
Ezz Steel(1)	1,548,345	3,522,052
Global Telecom Holding SAE(1)	12,928,866	7,898,173
Juhayna Food Industries(1)	4,494,565	5,840,296
Maridive & Oil Services SAE(1)	2,013,484	1,911,328
Misr Beni-Suef Cement Co.	69,150	458,168
National Societe General Bank(1)	301,570	1,321,030
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	3,686,861
Oriental Weavers Co.	187,375	1,316,540
Palm Hills Developments SAE(1)	3,395,160	1,983,926
Pioneers Holding(1)	1,229,900	2,196,288
Qalaa Holdings(1)	2,280,400	1,286,456
Sidi Kerir Petrochemicals Co.	1,686,400	4,275,529
Six of October Development & Investment Co.(1)	382,178	859,308
South Valley Cement	704,261	721,224
Talaat Moustafa Group	5,219,460	7,761,913
Telecom Egypt	1,949,337	3,761,660

		$94,471,756

Estonia — 0.1%
AS Merko Ehitus	50,618	$444,753
AS Nordecon International	145,374	186,637
AS Olympic Entertainment Group	503,790	1,156,170
AS Tallink Group	3,623,652	2,946,138
AS Tallinna Kaubamaja	137,340	861,288
AS Tallinna Vesi	58,790	949,642

		$6,544,628

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$4,964
CAL Bank, Ltd.	1,298,010	402,623
Ghana Commercial Bank, Ltd.	1,554,441	2,545,797
HFC Bank Ghana, Ltd.	1,235,326	517,404
Produce Buying Co., Ltd.(1)	582,428	25,218
Standard Chartered Bank of Ghana, Ltd.	148,200	868,414

		$4,364,420

Security	Shares	Value
Greece — 1.5%
Aegean Marine Petroleum Network, Inc.	116,125	$981,256
Alpha Bank AE(1)	5,450,941	3,553,564
Athens Water Supply & Sewage Co. SA (The)	80,022	552,655
Costamare, Inc.	76,519	1,573,996
Diana Containerships, Inc.	76,800	155,904
Diana Shipping, Inc.(1)	164,791	1,392,484
DryShips, Inc.(1)	780,300	1,154,844
Ellaktor SA(1)	603,442	1,703,350
FF Group(1)	82,904	2,713,308
Frigoglass SAIC(1)	104,857	290,367
GasLog, Ltd.	148,855	3,099,161
GEK Terna Holding Real Estate Construction SA(1)	381,049	975,058
Hellenic Exchanges SA(1)	180,829	1,216,726
Hellenic Petroleum SA(1)	257,208	1,320,657
Hellenic Telecommunications Organization SA(1)	878,557	9,922,927
Intralot SA(1)	418,837	593,225
JUMBO SA	287,375	3,151,258
Marfin Investment Group Holdings SA(1)	1,854,199	490,112
Metka SA	115,677	1,131,237
Motor Oil (Hellas) Corinth Refineries SA	226,522	1,659,487
Mytilineos Holdings SA(1)	509,785	3,282,818
National Bank of Greece SA(1)	1,016,749	2,452,499
Navios Maritime Acquisition Corp.	288,000	912,960
Navios Maritime Holdings, Inc.	171,886	1,012,408
OPAP SA	528,742	6,405,680
Piraeus Bank SA(1)	2,593,748	3,771,888
Public Power Corp. SA(1)	1,094,191	8,311,753
Safe Bulkers, Inc.	87,300	466,182
StealthGas, Inc.(1)	135,457	1,137,839
Terna Energy SA(1)	75,806	217,608
Titan Cement Co. SA	234,261	5,191,956
Tsakos Energy Navigation, Ltd.	263,100	1,781,187
Viohalco SA(1)	223,488	721,087

		$73,297,441

Hungary — 1.1%
Magyar Telekom Rt.(1)	5,561,100	$7,696,540
MOL Hungarian Oil & Gas Rt.	280,600	13,351,926
OTP Bank Rt.	1,087,430	18,009,607
Richter Gedeon Nyrt.	1,061,000	16,185,278

		$55,243,351

India — 6.5%
ABB, Ltd.	19,900	$379,293
ACC, Ltd.	45,970	1,118,985
Adani Enterprises, Ltd.	299,124	2,349,602
Adani Ports and Special Economic Zone, Ltd.	1,003,100	4,685,780
Aditya Birla Nuvo, Ltd.	17,702	484,967
Amtek Auto, Ltd.	152,500	409,638
Asian Paints, Ltd.	249,700	2,659,803
Axis Bank, Ltd.	610,500	4,373,427
Bajaj Auto, Ltd.	59,560	2,529,551

Security	Shares	Value
Bank of Baroda	52,460	$792,527
Bank of India	247,400	1,141,596
Bharat Forge, Ltd.	63,650	840,692
Bharat Heavy Electricals, Ltd.	659,700	2,749,328
Bharat Petroleum Corp., Ltd.	190,100	2,231,845
Bharti Airtel, Ltd.	2,225,936	14,497,860
Biocon, Ltd.	101,600	739,255
Cairn India, Ltd.	423,700	1,959,090
Canara Bank, Ltd.	176,800	1,154,110
Cipla, Ltd.	287,310	3,140,593
Coal India, Ltd.	402,200	2,414,956
Colgate-Palmolive (India), Ltd.	44,900	1,239,257
Container Corp. of India, Ltd.	54,240	1,188,989
Crompton Greaves, Ltd.	213,600	652,871
Cummins India, Ltd.	49,900	597,036
Dabur India, Ltd.	504,400	1,874,078
Divi’s Laboratories, Ltd.	46,800	1,427,869
DLF, Ltd.	445,700	901,664
Dr. Reddy’s Laboratories, Ltd.	73,620	3,809,144
Educomp Solutions, Ltd.(1)	157,865	79,036
Essar Oil, Ltd.(1)	274,130	539,777
GAIL (India), Ltd.	632,868	5,441,451
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	384,500
Glenmark Pharmaceuticals, Ltd.	125,460	1,470,609
GMR Infrastructure, Ltd.	1,721,400	608,779
Grasim Industries, Ltd.	8,158	465,580
Gujarat Ambuja Cements, Ltd.	522,500	1,932,059
Gujarat State Petronet, Ltd.	383,800	605,106
HCL Technologies, Ltd.	199,400	5,245,371
HDFC Bank, Ltd.	766,120	11,417,821
Hero MotoCorp, Ltd.	60,900	3,040,057
Hindalco Industries, Ltd.	747,610	1,987,147
Hindustan Petroleum Corp., Ltd.	131,400	1,119,667
Hindustan Unilever, Ltd.	691,300	8,288,850
Hindustan Zinc, Ltd.	148,400	410,882
Housing Development & Infrastructure, Ltd.(1)	210,614	285,983
Housing Development Finance Corp., Ltd.	1,022,900	18,351,510
ICICI Bank, Ltd.	286,970	7,614,414
IDBI Bank, Ltd.	367,000	421,758
Idea Cellular, Ltd.	1,816,900	4,813,936
IDFC, Ltd.	1,075,200	2,735,664
IFCI, Ltd.	1,864,200	1,115,178
Indiabulls Housing Finance, Ltd.	165,200	1,129,283
Indiabulls Real Estate, Ltd.	646,300	756,542
Indian Hotels Co., Ltd.(1)	164,280	280,230
Indian Oil Corp., Ltd.	158,900	931,036
Infosys, Ltd.	411,000	27,263,927
ITC, Ltd.	1,526,060	8,811,835
Jaiprakash Associates, Ltd.(1)	1,032,200	523,583
Jindal Steel & Power, Ltd.	347,100	910,378
JSW Steel, Ltd.	135,800	2,778,540
Kotak Mahindra Bank, Ltd.	180,100	3,289,440
Larsen & Toubro, Ltd.	253,560	6,825,135
LIC Housing Finance, Ltd.	154,000	906,814
Lupin, Ltd.	148,500	3,299,696
Mahindra & Mahindra, Ltd.	226,260	4,780,879
Maruti Suzuki India, Ltd.	67,750	3,677,034
Mphasis, Ltd.	39,900	259,969
Nestle India, Ltd.	11,930	1,220,525
Nicholas Piramal India, Ltd.	76,807	1,007,889

Security	Shares	Value
NMDC, Ltd.	86,003	$239,613
NTPC, Ltd.	2,533,900	6,192,625
Oil & Natural Gas Corp., Ltd.	1,495,080	9,784,658
Oracle Financial Service Software, Ltd.	16,500	907,210
Power Grid Corporation of India, Ltd.	2,181,400	5,165,557
Ranbaxy Laboratories, Ltd.(1)	158,960	1,637,887
Reliance Capital, Ltd.	153,735	1,185,506
Reliance Communications, Ltd.(1)	1,694,404	2,915,002
Reliance Industries, Ltd.	1,105,138	17,908,816
Reliance Infrastructure, Ltd.	266,700	2,755,907
Reliance Power, Ltd.(1)	1,400,250	1,740,489
Sesa Sterlite, Ltd.	988,412	4,118,614
Siemens India, Ltd.	47,180	667,404
State Bank of India	77,300	3,398,193
Steel Authority of India, Ltd.	513,200	695,900
Sun Pharmaceutical Industries, Ltd.	533,400	7,319,888
Sun TV Network, Ltd.	147,473	785,209
Suzlon Energy, Ltd.(1)	2,099,450	454,403
Tata Communications, Ltd.	127,400	836,694
Tata Consultancy Services, Ltd.	402,200	17,157,956
Tata Motors, Ltd.	742,250	6,482,265
Tata Power Co., Ltd.	2,006,718	3,084,701
Tata Steel, Ltd.	211,996	1,689,084
Tata Tea, Ltd.	279,500	728,732
Tech Mahindra, Ltd.	40,211	1,650,483
Titan Co., Ltd.	234,100	1,494,185
UltraTech Cement, Ltd.	58,600	2,430,764
Unitech, Ltd.(1)	2,836,900	944,249
United Spirits, Ltd.	29,285	1,316,616
UPL, Ltd.	180,700	1,019,286
Voltas, Ltd.	296,300	1,209,810
Wipro, Ltd.	527,679	4,868,590
Yes Bank, Ltd.	209,900	2,333,620
Zee Entertainment Enterprises, Ltd.	373,114	2,089,773

		$326,581,365

Indonesia — 3.1%
Adaro Energy Tbk PT	51,915,400	$4,882,006
AKR Corporindo Tbk PT	5,472,400	2,229,549
Aneka Tambang Tbk PT	10,251,500	823,354
Astra Argo Lestari Tbk PT	775,000	1,507,345
Astra International Tbk PT	16,851,600	9,448,877
Bank Central Asia Tbk PT	12,019,000	12,974,992
Bank Danamon Indonesia Tbk PT	4,504,303	1,570,869
Bank Mandiri Tbk PT	7,743,800	6,650,793
Bank Negara Indonesia Persero Tbk PT	9,366,500	4,616,418
Bank Pan Indonesia Tbk PT(1)	4,945,000	409,169
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,193,000	761,976
Bank Rakyat Indonesia Tbk PT	8,635,500	7,913,538
Bank Tabungan Negara Tbk PT	10,171,500	942,937
Berlian Laju Tanker Tbk PT(1)(3)	7,544,500	0
Bhakti Investama Tbk PT	49,042,500	1,359,567
Bumi Resources Tbk PT(1)	37,563,000	429,681
Bumi Serpong Damai Tbk PT	13,777,500	1,830,916
Charoen Pokphand Indonesia Tbk PT	8,948,300	3,111,985
Energi Mega Persada Tbk PT(1)	64,369,200	603,843
Gudang Garam Tbk PT	660,000	3,158,404
Harum Energy Tbk PT	2,626,500	343,630
Holcim Indonesia Tbk PT	3,029,000	588,919
Indo Tambangraya Megah Tbk PT	1,056,300	1,853,403
Indocement Tunggal Prakarsa Tbk PT	2,435,200	4,826,530

Security	Shares	Value
Indofood Sukses Makmur Tbk PT	4,564,300	$2,578,084
Indosat Tbk PT(1)	2,794,500	847,703
Jasa Marga (Persero) Tbk PT	3,198,000	1,681,364
Kalbe Farma Tbk PT	57,805,000	8,161,640
Lippo Karawaci Tbk PT	28,867,500	2,556,873
Matahari Putra Prima Tbk PT	7,240,000	1,885,087
Medco Energi Internasional Tbk PT	4,497,500	1,432,425
Media Nusantara Citra Tbk PT	3,201,000	742,087
Pembangunan Perumahan Persero Tbk PT	9,145,000	1,990,485
Perusahaan Gas Negara Tbk PT	23,109,700	11,383,598
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	1,156,735
Semen Gresik (Persero) Tbk PT	5,479,200	7,197,219
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	665,002
Siloam International Hospitals Tbk PT(1)	976,400	1,113,608
Sugih Energy Tbk PT(1)	28,308,700	988,028
Surya Semesta Internusa Tbk PT	14,275,000	897,031
Tambang Batubara Bukit Asam Tbk PT	2,672,800	2,867,526
Telekomunikasi Indonesia Tbk PT	60,071,500	13,681,124
Tower Bersama Infrastructure Tbk PT	2,871,000	2,114,763
Trada Maritime Tbk PT(1)(3)	10,350,500	790,098
Unilever Indonesia Tbk PT	1,486,800	3,743,415
United Tractors Tbk PT	3,690,783	5,606,268
Vale Indonesia Tbk PT	5,222,500	1,636,659
Wijaya Karya Persero Tbk PT	6,522,800	1,544,460
XL Axiata Tbk PT	4,954,500	2,265,692

		$152,365,675

Jordan — 0.8%
Al Eqbal Co. for Investment PLC	65,662	$1,092,281
Alia The Royal Jordanian Airlines PLC(1)	455,790	307,932
Arab Bank PLC	1,679,616	17,672,562
Arab Potash Co. PLC	46,536	1,480,450
Bank of Jordan	298,710	1,073,630
Cairo Amman Bank	79,495	300,641
Capital Bank of Jordan	349,393	775,469
Jordan Ahli Bank	1,289,955	2,325,490
Jordan Dubai Islamic Bank(1)	483,749	667,972
Jordan Islamic Bank	662,018	3,340,221
Jordan Petroleum Refinery	680,790	3,667,335
Jordan Phosphate Mines(1)	149,908	1,286,248
Jordan Steel(1)	453,091	393,312
Jordan Telecom Corp.	339,850	1,491,741
Jordanian Electric Power Co.(1)	488,876	1,868,410
Taameer Jordan Holdings PSC(1)	1,228,805	260,579
Union Investment Corp. PLC(1)	595,615	1,374,658
Union Land Development(1)	47,830	181,795

		$39,560,726

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	712,200	$6,984,424
KAZ Minerals PLC(1)	1,613,976	5,954,454
Kazkommertsbank JSC GDR(1)	357,067	1,338,532
KazMunaiGas Exploration Production GDR(4)	683,700	10,914,055
Kcell JSC GDR(4)	563,200	7,567,386
Nostrum Oil & Gas PLC(1)	243,200	2,641,413

		$35,400,264

Security	Shares	Value
Kenya — 0.8%
Athi River Mining, Ltd.	1,241,600	$1,217,109
Bamburi Cement Co., Ltd.	606,300	1,057,899
Barclays Bank of Kenya, Ltd.	8,196,160	1,557,863
Co-operative Bank of Kenya, Ltd. (The)	8,936,200	2,117,609
East African Breweries, Ltd.	2,253,280	7,160,120
Equity Bank, Ltd.	10,547,600	6,018,583
KenolKobil, Ltd.	4,090,000	410,976
Kenya Airways, Ltd.(1)	1,264,800	128,760
Kenya Commercial Bank, Ltd.	7,746,920	4,767,892
Kenya Electricity Generating Co., Ltd.	5,488,800	615,904
Kenya Power & Lighting, Ltd.	9,484,354	1,806,612
Mumias Sugar Co., Ltd.(1)	3,844,600	73,170
Nation Media Group, Ltd.	407,184	1,341,036
Safaricom, Ltd.	71,083,572	9,702,505
Standard Chartered Bank Kenya, Ltd.	149,188	562,069

		$38,538,107

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	2,515,512	$7,609,987
Ahli United Bank	333,505	742,631
Al Ahli Bank of Kuwait KSCP	510,925	762,565
Al Safat Energy Holding Co. KSCC(1)	1,880,000	191,200
Al Safwa Group Co.(1)(3)	1,361,086	0
Al-Qurain Petrochemicals Co.	2,889,483	2,233,136
Aviation Lease and Finance Co. KSCC	730,000	641,079
Boubyan Bank KSCP(1)	534,465	952,777
Boubyan Petrochemicals Co.	1,774,599	4,437,066
Burgan Bank SAK	1,110,907	2,115,451
Combined Group Contracting Co.	76,865	219,201
Commercial Bank of Kuwait KSCP	405,150	945,604
Commercial Real Estate Co. KSCC	2,186,862	751,506
Gulf Bank(1)	1,952,881	2,310,395
Gulf Cable and Electrical Industries Co.	245,000	650,069
Kuwait Cement Co. KSC	363,380	550,133
Kuwait Finance House KSCP	2,615,352	6,968,588
Kuwait Foods Co. (Americana)(3)	425,000	4,510,682
Kuwait International Bank	1,224,000	1,329,369
Kuwait Pipes Industries & Oil Services Co.(1)(3)	1,188,500	0
Kuwait Portland Cement Co.	255,000	1,202,361
Kuwait Projects Co. Holdings KSC	1,152,829	2,814,571
Kuwait Real Estate Co.	4,120,000	1,150,619
Mabanee Co. SAKC	978,969	3,423,831
Mobile Telecommunications Co.	5,776,808	12,512,005
National Bank of Kuwait SAK	2,998,182	10,096,724
National Industries Group Holding(1)	4,055,625	3,067,224
National Investment Co.	1,510,000	917,104
National Ranges Co. KPSC(1)	2,219,111	344,107
Sultan Center Food Products Co.(1)	4,020,000	1,459,640

		$74,909,625

Latvia — 0.0%(2)
Grindeks(1)	42,000	$294,707
Latvian Shipping Co.(1)	405,000	197,122

		$491,829

Lebanon — 0.1%
Solidere GDR(1)(4)	320,943	$3,570,846
Solidere, Class A(1)	86,340	981,753
Solidere, Class B(1)	1,726	19,647

		$4,572,246

Security	Shares	Value
Lithuania — 0.0%(2)
Apranga PVA	278,536	$914,594
Klaipedos Nafta PVA	1,345,900	488,766
Lesto AB	118,064	135,177
Pieno Zvaigzdes	104,200	212,227
Rokiskio Suris	122,500	235,131
Siauliu Bankas(1)	874,062	316,599

		$2,302,494

Malaysia — 3.0%
Aeon Co. (M) Bhd	661,200	$753,657
Airasia Bhd	1,228,200	933,604
Alliance Financial Group Bhd	560,300	816,622
AMMB Holdings Bhd	887,900	1,830,659
Astro Malaysia Holdings Bhd	979,300	982,851
Axiata Group Bhd	2,706,750	5,802,447
Batu Kawan Bhd	210,000	1,177,531
Berjaya Corp. Bhd	4,369,700	677,566
Berjaya Sports Toto Bhd	824,362	904,838
Boustead Holdings Bhd	596,210	915,569
British American Tobacco Malaysia Bhd	109,700	2,319,475
Bumi Armada Bhd(1)	3,133,350	1,496,299
Bursa Malaysia Bhd	344,900	848,806
CIMB Group Holdings Bhd	1,771,500	3,498,077
Dialog Group Bhd	5,451,814	2,689,224
Digi.com Bhd	1,873,500	3,526,743
Felda Global Ventures Holdings Bhd	1,358,400	1,511,263
Gamuda Bhd	2,919,700	4,549,553
Genting Bhd	1,448,500	4,294,316
Genting Plantations Bhd	261,700	841,345
Hartalega Holdings Bhd	59,300	126,212
Hong Leong Bank Bhd	382,900	1,702,304
Hong Leong Financial Group Bhd	276,000	1,518,673
IGB Corp. Bhd	856,200	749,848
IHH Healthcare Bhd	4,325,800	6,509,821
IJM Corp. Bhd	1,828,190	3,843,753
IOI Corp. Bhd	2,439,818	3,627,291
IOI Properties Group Bhd	1,044,058	873,184
KLCCP Stapled Group	399,100	834,710
KNM Group Bhd(1)	5,003,150	1,224,165
Kuala Lumpur Kepong Bhd	358,700	2,507,835
Kulim (Malaysia) Bhd(1)	860,000	893,616
Lafarge Malayan Cement Bhd	942,950	3,003,679
Malayan Banking Bhd	1,980,587	5,842,977
Malaysia Airports Holdings Bhd	342,800	752,558
Malaysia Marine and Heavy Engineering Holdings Bhd	739,000	509,772
Malaysian Resources Corp. Bhd	1,423,500	683,892
Maxis Bhd	1,737,900	3,561,646
Media Prima Bhd	575,000	342,649
MISC Bhd	482,400	1,006,430
MMC Corp. Bhd	1,217,800	977,696
Mudajaya Group Bhd	510,600	322,898
Multi-Purpose Holdings Bhd	940,340	854,792
Nestle Malaysia Bhd	12,300	256,153
Parkson Holdings Bhd(1)	861,326	660,222
Petronas Chemicals Group Bhd	4,123,000	7,704,806
Petronas Dagangan Bhd	507,500	3,151,646
Petronas Gas Bhd	378,800	2,597,465
PPB Group Bhd	404,100	1,943,508
Press Metal Bhd	734,700	1,477,742
Public Bank Bhd	837,820	4,723,367
Resorts World Bhd	2,155,600	2,818,995
RHB Capital Bhd	733,900	1,963,152

Security	Shares	Value
Sapurakencana Petroleum Bhd	5,340,168	$5,535,935
Sime Darby Bhd	3,863,639	11,370,187
Sunway Bhd	304,600	319,604
Supermax Corp. Bhd	1,732,700	1,228,169
TA Enterprise Bhd	1,323,000	350,111
Tan Chong Motor Holdings Bhd	265,900	334,673
Telekom Malaysia Bhd	1,249,900	2,736,640
Tenaga Nasional Bhd	2,361,125	9,592,684
Top Glove Corp. Bhd	713,900	1,062,083
UEM Land Holdings Bhd	1,683,050	962,179
UMW Holdings Bhd	448,400	1,594,068
UMW Oil & Gas Corp. Bhd(1)	549,700	546,228
Unisem (M) Bhd	2,784,300	1,430,543
Wah Seong Corp. Bhd	442,618	223,214
WCT Bhd	1,270,378	839,006
YTL Corp. Bhd	2,863,465	1,445,423
YTL Power International Bhd	1,883,197	910,399

		$150,419,048

Mauritius — 0.7%
Alteo, Ltd.	637,758	$709,133
CIM Financial Services, Ltd.	5,820,100	1,597,686
LUX Island Resorts, Ltd.	842,920	1,549,601
MCB Group, Ltd.	2,508,989	16,735,011
New Mauritius Hotels, Ltd.	1,684,702	4,729,801
Rogers & Co., Ltd.	182,400	1,482,818
SBM Holdings, Ltd.(1)	228,365,400	7,568,516
Sun Resorts, Ltd., Class A(1)	244,375	365,331
Terra Mauricia, Ltd.	1,085,900	1,204,080
United Basalt Products, Ltd.	289,200	718,121
United Docks, Ltd.(1)	27,400	58,683

		$36,718,781

Mexico — 6.1%
Alfa SAB de CV, Series A	7,125,500	$22,747,628
Alsea SAB de CV(1)	340,600	1,067,612
America Movil SAB de CV ADR, Series L	905,400	22,100,814
America Movil SAB de CV, Series L	27,725,350	33,909,701
Bolsa Mexicana de Valores SAB de CV	1,503,700	3,161,218
Cemex SAB de CV ADR(1)	1,271,285	15,636,805
Cemex SAB de CV, Series CPO(1)	10,505,894	12,950,735
Coca-Cola Femsa SAB de CV, Series L	359,300	3,805,051
Compartamos SAB de CV	2,788,400	6,211,974
Controladora Comercial Mexicana SA de CV	518,500	2,051,090
Corporacion GEO SAB de CV, Series B (1)(3)	1,144,000	0
Desarrolladora Homex SAB de CV(1)(3)	776,450	0
El Puerto de Liverpool SAB de CV	38,000	445,573
Embotelladoras Arca SAB de CV	800,314	5,152,676
Empresas ICA SAB de CV(1)	2,198,300	3,909,721
Fibra Uno Administracion SA de CV	2,173,500	7,544,000
Fomento Economico Mexicano SAB de CV ADR	37,200	3,580,128
Fomento Economico Mexicano SAB de CV, Series UBD	1,447,100	13,940,947
Genomma Lab Internacional SA de CV(1)	1,129,900	2,862,036
Grupo Aeroportuario del Pacifico SAB de CV, Class B	542,287	3,703,640
Grupo Aeroportuario del Sureste SAB de CV, Class B	253,200	3,413,605
Grupo Bimbo SAB de CV, Series A	2,277,300	6,696,822
Grupo Carso SA de CV, Series A1	1,013,300	5,759,434
Grupo Elektra SA de CV	101,895	3,874,148
Grupo Financiero Banorte SAB de CV, Class O	3,428,600	21,972,574
Grupo Financiero Inbursa SAB de CV, Class O	4,951,200	14,938,625
Grupo Mexico SAB de CV, Series B	4,508,679	15,518,594
Grupo Sanborns SAB de CV	104,589	166,985

Security	Shares	Value
Grupo Simec SA de CV, Series B(1)	133,800	$589,997
Grupo Televisa SA ADR	314,100	11,351,574
Grupo Televisa SAB, Series CPO	1,550,600	11,233,754
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	3,262,722
Industrias CH SAB de CV, Series B(1)	225,500	1,235,488
Industrias Penoles SAB de CV	188,600	4,271,642
Infraestructura Energetica Nova SAB de CV	83,100	507,008
Inmuebles Carso SAB de CV(1)	714,800	782,943
Kimberly-Clark de Mexico SAB de CV, Class A	1,727,100	4,019,479
Mexichem SAB de CV	1,483,316	6,067,097
Minera Frisco SAB de CV(1)	714,800	1,263,324
OHL Mexico SAB de CV(1)	265,000	743,663
Organizacion Soriana SAB de CV, Class B	120,000	393,072
Promotora y Operadora de Infraestructura SAB de CV(1)	429,400	5,923,034
Ternium SA ADR	46,000	1,012,460
TV Azteca SAB de CV, Series CPO	1,240,300	648,415
Urbi Desarrollos Urbanos SAB de CV(1)(3)	2,260,600	0
Wal-Mart de Mexico SAB de CV, Series V	5,879,400	13,635,100

		$304,062,908

Morocco — 0.9%
Alliances Developpement Immobilier SA	11,000	$454,779
Attijariwafa Bank	160,000	6,252,492
Banque Centrale Populaire	150,860	4,041,405
Banque Marocaine du Commerce Exterieur (BMCE)	114,517	2,892,684
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	245,520
Ciments du Maroc	4,580	507,859
Compagnie Generale Immobiliere	9,100	740,164
Delta Holding SA	52,900	191,986
Douja Promotion Groupe Addoha SA	370,934	2,058,075
Holcim Maroc SA	12,874	3,500,132
Label Vie	2,100	316,436
Lafarge Ciments	18,510	3,785,316
Managem	9,862	1,338,547
Maroc Telecom	911,407	12,167,327
Samir	15,717	765,897
Sonasid	4,267	540,512
Taqa Morocco	35,031	1,696,424
Wafa Assurance	2,730	1,163,905

		$42,659,460

Nigeria — 0.7%
Access Bank PLC	19,423,730	$997,458
Afriland Properties PLC(1)(3)	1,169,236	0
Ashaka Cement PLC	2,154,293	404,678
Cadbury Nigeria PLC	397,700	102,576
Dangote Cement PLC	2,376,650	3,085,534
Dangote Flour Mills PLC(1)	2,810,000	105,697
Dangote Sugar Refinery PLC	8,508,432	360,038
Diamond Bank PLC	16,654,000	604,021
Ecobank Transnational, Inc.(1)	12,593,618	1,441,610
Fidelity Bank PLC(1)	22,430,824	263,728
First Bank of Nigeria PLC	32,229,046	2,266,719
First City Monument Bank PLC	23,552,733	554,195
Flour Mills of Nigeria PLC	1,191,300	420,170
Guaranty Trust Bank PLC	25,061,574	3,785,436
Guiness Nigeria PLC	764,975	745,451
Lafarge Africa PLC	2,861,300	1,898,527
Lekoil, Ltd.(1)	906,304	702,374
Nestle Nigeria PLC	354,060	2,031,177
Nigerian Breweries PLC	3,981,905	3,896,569
Oando PLC	20,661,194	2,693,901

Security	Shares	Value
PZ Cussons Nigeria PLC	1,481,250	$213,178
Skye Bank PLC	16,027,300	241,490
UAC of Nigeria PLC	6,685,089	2,060,161
Unilever Nigeria PLC	2,757,800	571,751
United Bank for Africa PLC	34,626,110	995,795
Zenith Bank PLC	25,374,462	3,272,482

		$33,714,716

Oman — 0.8%
Al Anwar Ceramic Tile Co.	518,955	$704,620
Bank Dhofar SAOG	1,701,775	1,645,692
Bank Muscat SAOG	4,050,336	7,565,617
Bank Sohar SAOG	5,416,818	3,066,848
Dhofar International Development & Investment Holding Co. SAOG	303,415	426,700
Galfar Engineering & Contracting SAOG	1,882,660	826,600
HSBC Bank Oman SAOG	1,709,435	750,766
National Bank of Oman SAOG	1,505,190	1,462,947
Oman Cables Industry SAOG	93,600	587,260
Oman Cement Co. SAOG	741,260	1,375,324
Oman Flour Mills Co. SAOG	561,100	870,311
Oman National Investment Corp. Holdings	272,868	273,204
Oman Telecommunications Co. SAOG	1,399,971	6,148,891
Omani Qatari Telecommunications Co. SAOG	1,800,500	3,120,659
Ominvest	1,368,259	1,554,619
Raysut Cement Co. SAOG	634,209	3,469,049
Renaissance Services SAOG	2,280,925	3,734,313
Sembcorp Salalah Power & Water Co.	50,000	307,173
Shell Oman Marketing Co. SAOG	34,398	180,507

		$38,071,100

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	1,313,244	$584,940
Azgard Nine, Ltd.(1)	1,954,200	94,811
Bank Alfalah, Ltd.	4,021,538	1,131,020
D.G. Khan Cement Co., Ltd.	1,053,232	820,568
Engro Corp., Ltd.	1,080,287	1,762,962
Engro Fertilizers, Ltd.(1)	736,028	413,945
Engro Foods, Ltd.(1)	1,210,400	1,127,871
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	469,405
Fauji Fertilizer Co., Ltd.	1,768,610	2,024,929
Habib Bank, Ltd.	560,017	1,170,291
Hub Power Co., Ltd.	6,688,300	4,272,322
Kot Addu Power Co., Ltd.	1,009,900	671,536
Lucky Cement, Ltd.	878,300	3,547,530
Millat Tractors, Ltd.	162,140	973,235
Muslim Commercial Bank, Ltd.	2,465,230	6,697,224
National Bank of Pakistan	1,284,040	751,454
Nishat Mills, Ltd.	1,142,810	1,217,680
Oil & Gas Development Co., Ltd.	1,890,991	4,185,905
Pakistan Oil Fields, Ltd.	278,600	1,359,721
Pakistan Petroleum, Ltd.	1,298,277	2,559,283
Pakistan State Oil Co., Ltd.	485,020	1,662,260
Pakistan Telecommunication Co., Ltd.	3,306,700	668,766
SUI Southern Gas Co., Ltd.(1)	1,459,500	392,334
United Bank, Ltd.	745,745	1,425,261

		$39,985,253

Panama — 0.3%
Copa Holdings SA, Class A	133,300	$15,585,436

		$15,585,436

Security	Shares	Value
Peru — 1.5%
Alicorp SA	3,747,718	$9,936,645
Banco Continental SA	537,580	879,108
Casa Grande SAA	99,420	316,321
Cementos Pacasmayo SAA	241,600	438,070
Cia de Minas Buenaventura SA ADR	424,180	3,902,456
Cia Minera Milpo SA	676,862	585,857
Credicorp, Ltd.	142,894	23,005,934
Edegel SA	1,894,571	2,119,482
Edelnor SA	108,248	202,572
Energia del Sur SA	120,072	389,833
Ferreycorp SAA	6,227,411	3,302,254
Grana y Montero SAA	2,096,520	5,702,133
Intergroup Financial Services Corp.	66,690	2,047,383
Luz del Sur SAA	548,126	1,875,217
Minsur SA	1,961,259	1,221,174
Sociedad Minera Cerro Verde SAA(1)	44,121	1,080,965
Southern Copper Corp.	465,227	13,389,233
Union Andina de Cementos SAA	1,014,000	1,012,959
Volcan Cia Minera SA, Class B	5,911,333	1,718,999

		$73,126,595

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,186,019
Aboitiz Power Corp.	1,176,200	1,074,764
Alliance Global Group, Inc.	4,540,000	2,558,688
Ayala Corp.	192,195	2,953,999
Ayala Land, Inc.	4,730,800	3,534,962
Ayala Land, Inc., PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	1,270,595	2,692,384
BDO Unibank, Inc.	1,274,481	2,781,907
Bloomberry Resorts Corp.(1)	5,481,900	1,896,383
DMCI Holdings, Inc.	8,668,000	3,131,447
Energy Development Corp.	6,100,000	1,046,453
Filinvest Land, Inc.	14,494,000	497,639
First Gen Corp.	1,768,322	1,019,973
First Philippine Holdings Corp.	228,500	442,865
Globe Telecom, Inc.	18,040	677,354
Holcim Philippines, Inc.	1,492,000	471,231
International Container Terminal Services, Inc.	746,400	1,928,618
JG Summit Holding, Inc.	4,019,900	5,712,589
Jollibee Foods Corp.	725,800	3,169,650
Lopez Holdings Corp.	4,600,000	681,536
LT Group, Inc.	4,594,700	1,457,459
Manila Electric Co.	271,300	1,583,801
Manila Water Co.	727,400	468,129
Megaworld Corp.	12,596,000	1,391,991
Metro Pacific Investments Corp.	7,682,400	869,394
Metropolitan Bank & Trust Co.	835,191	1,535,505
Nickel Asia Corp.	810,000	749,898
Petron Corp.	2,555,500	672,449
Philex Mining Corp.	6,094,825	1,236,053
Philex Petroleum Corp.(1)	283,500	40,717
Philippine Long Distance Telephone Co.	83,920	5,867,957
Puregold Price Club, Inc.	1,549,000	1,194,851
Robinsons Land Corp.	2,417,100	1,322,235
San Miguel Corp.	716,000	1,157,726

Security	Shares	Value
Semirara Mining & Power Co.	919,800	$2,480,796
SM Investments Corp.	359,172	6,271,348
SM Prime Holdings, Inc.	5,515,999	2,148,518
Top Frontier Investment Holdings, Inc.(1)	71,600	175,252
Universal Robina Corp.	1,463,200	6,060,883
Vista Land & Lifescapes, Inc.	3,675,000	503,687

		$77,647,110

Poland — 3.0%
Agora SA(1)	125,463	$299,582
AmRest Holdings SE(1)	7,766	205,321
Asseco Poland SA	512,726	7,611,234
Bank Handlowy w Warszawie SA	50,570	1,709,847
Bank Millennium SA	687,285	1,704,470
Bank Pekao SA	179,638	9,401,963
Bank Zachodni WBK SA	16,600	1,882,157
Bioton SA(1)	425,302	530,623
Boryszew SA(1)	122,670	233,207
Budimex SA	27,910	1,114,204
CCC SA	43,900	1,683,680
Cyfrowy Polsat SA	1,022,728	7,829,793
Enea SA	202,800	964,227
Eurocash SA	355,800	3,498,083
Getin Holding SA(1)	365,918	265,203
Getin Noble Bank SA(1)	2,322,186	1,794,405
Global City Holdings NV(1)	71,200	821,694
Globe Trade Centre SA(1)	457,190	826,124
Grupa Azoty SA	76,370	1,421,854
Grupa Lotos SA(1)	101,253	782,201
ING Bank Slaski SA	47,450	1,962,883
Jastrzebska Spolka Weglowa SA(1)	138,610	1,191,159
Kernel Holding SA(1)	97,900	773,188
KGHM Polska Miedz SA	344,982	13,305,384
KOPEX SA(1)	125,900	426,259
LPP SA	1,811	5,406,456
Lubelski Wegiel Bogdanka SA	49,706	1,649,981
mBank	23,504	3,479,364
Netia SA	1,111,077	1,837,189
Orange Polska SA	2,781,316	8,334,017
Orbis SA	30,000	327,177
PKP Cargo SA	27,389	647,685
Polimex-Mostostal SA(1)	9,735,442	260,950
Polish Oil & Gas	3,952,621	5,905,797
Polska Grupa Energetyczna SA	1,874,600	12,299,343
Polski Koncern Naftowy Orlen SA	796,258	9,919,941
Powszechna Kasa Oszczednosci Bank Polski SA	1,151,310	12,806,461
Powszechny Zaklad Ubezpieczen SA	86,300	12,948,451
Rovese SA(1)	1,042,000	454,469
Synthos SA	844,500	1,049,470
Tauron Polska Energia SA	3,279,494	5,122,005
TVN SA(1)	941,740	4,223,644

		$148,911,145

Qatar — 1.6%
Aamal Co. QSC(1)	169,226	$690,115
Barwa Real Estate Co.	282,093	3,423,659
Doha Bank, Ltd.	100,995	1,638,106
Gulf International Services QSC	205,956	6,730,311
Industries Qatar	238,919	12,438,847
Masraf Al Rayan	861,150	12,631,043
Ooredoo Q.S.C.	132,696	4,596,850
Qatar Electricity & Water Co.	84,058	4,251,906
Qatar Gas Transport Co., Ltd. (NAKILAT)	605,140	4,004,124

Security	Shares	Value
Qatar Insurance Co.	58,875	$1,554,483
Qatar International Islamic Bank	45,943	1,113,747
Qatar Islamic Bank	113,487	3,526,854
Qatar National Bank SAQ	206,274	12,167,784
Qatar National Cement Co.	28,750	1,038,889
Qatar National Navigation	52,421	1,426,048
Qatari Investors Group	37,029	499,873
United Development Co.	117,835	866,487
Vodafone Qatar	1,185,810	6,987,120

		$79,586,246

Romania — 0.8%
Banca Transilvania(1)	19,063,881	$9,767,325
BRD-Group Societe Generale(1)	3,791,160	8,618,545
OMV Petrom SA	54,160,300	6,737,231
Societatea Nationala de Gaze Naturale ROMGAZ SA	568,300	5,538,935
Societatea Nationala Nuclearelectrica SA	794,100	1,761,165
Transelectrica SA	426,930	3,257,222
Transgaz SA Medias	32,500	2,191,388

		$37,871,811

Russia — 6.1%
Aeroflot - Russian Airlines	1,558,956	$1,383,163
AK Transneft OAO, PFC Shares	1,847	4,018,431
CTC Media, Inc.	628,567	3,997,686
E.ON Russia JSC(1)	3,381,000	195,905
Eurasia Drilling Co., Ltd. GDR	23,517	587,925
Evraz PLC	1,236,657	2,563,587
Federal Grid Co. Unified Energy System JSC	1,416,815,440	1,764,273
Federal Hydrogenerating Co. JSC	314,226,080	5,061,823
Federal Hydrogenerating Co. JSC ADR	348,000	581,863
Gazprom OAO	73,400	239,853
Globaltrans Investment PLC GDR(4)	207,458	1,540,937
Lenta, Ltd. GDR(1)	35,759	347,773
LSR Group GDR(4)	186,400	543,703
LUKOIL OAO ADR	475,277	23,297,759
Magnit PJSC	71,783	19,780,301
Magnit PJSC GDR(4)	199,200	13,370,170
Magnitogorsk Iron & Steel Works OJSC GDR(1)(4)	105,708	300,631
Mail.ru Group, Ltd. GDR(1)(4)	265,535	6,443,829
Mechel ADR(1)	378,000	340,200
MegaFon OAO GDR	237,127	5,554,784
MMC Norilsk Nickel ADR	979,787	18,282,009
MMC Norilsk Nickel OJSC	2,386	443,842
Mobile TeleSystems OJSC(1)	3,314,167	19,640,082
Mosenergo OAO	8,811,603	158,594
NovaTek OAO GDR(4)	81,616	8,789,453
Novolipetsk Steel GDR(4)	156,893	2,010,529
O’Key Group SA GDR	15,504	93,024
OAO Gazprom ADR	5,522,854	36,587,079
OAO Inter Rao Ues(1)	6,133,006,951	1,359,064
OAO TMK GDR(4)	64,757	510,368
PhosAgro OAO GDR	28,064	300,285
PIK Group GDR(1)	166,400	590,359
Polymetal International PLC	295,128	2,437,167
Polyus Gold International, Ltd.(1)	137,262	410,549
Rosneft Oil Co. GDR(4)	1,085,850	6,043,418
Rosseti JSC(1)	113,849,187	1,362,757
Rostelecom ADR	15,064	223,926
Rostelecom OJSC	924,107	2,291,807

Security	Shares	Value
Sberbank of Russia	11,073,488	$19,554,072
Sberbank of Russia ADR	1,431,200	10,898,502
Severstal OAO GDR(4)	562,706	5,951,413
Sistema JSFC	6,825,878	2,529,268
Sistema JSFC GDR(4)	41,430	335,640
SOLLERS	24,262	233,229
Surgutneftegas OAO, PFC Shares	8,134,100	5,563,117
Surgutneftegas OJSC ADR	965,703	6,370,764
Tatneft ADR	220,366	7,871,943
TGC-2(1)	13,779,634	259
Uralkali OJSC GDR(4)	434,718	7,777,896
VimpelCom, Ltd. ADR	1,015,684	6,581,632
VTB Bank OJSC GDR(4)	4,248,070	8,036,505
X5 Retail Group NV GDR(1)	491,284	9,003,037
Yandex NV, Class A(1)	729,200	20,869,704

		$305,025,889

Singapore — 0.0%(2)
Silverlake Axis, Ltd.	586,000	$620,413

		$620,413

Slovenia — 0.7%
Cinkarna Celje DD	4,765	$1,222,196
Gorenje DD(1)	301,465	2,372,950
KRKA DD	159,605	12,695,060
Luka Koper	118,550	3,659,414
Petrol	11,066	3,998,415
Reinsurance Co. Sava, Ltd.	179,037	3,522,456
Sava DD(1)	18,004	13,560
Telekom Slovenije DD	23,747	4,459,663
Zavarovalnica Triglav DD	139,239	4,376,752

		$36,320,466

South Africa — 6.4%
Adcock Ingram Holdings, Ltd.(1)	205,796	$922,627
AECI, Ltd.	73,130	819,997
African Bank Investments, Ltd.(1)(3)	1,537,194	0
African Rainbow Minerals, Ltd.	94,900	1,170,693
Allied Electronics Corp., Ltd.	186,200	345,043
Anglo Platinum, Ltd.(1)	58,680	1,854,147
AngloGold Ashanti, Ltd.(1)	403,071	3,368,435
Aquarius Platinum, Ltd.(1)	173,100	45,746
Arcelormittal South Africa, Ltd.(1)	50,577	149,787
Aspen Pharmacare Holdings, Ltd.(1)	392,807	14,033,486
Astral Foods, Ltd.	18,500	254,333
Aveng, Ltd.(1)	939,990	1,727,961
AVI, Ltd.	319,500	2,083,548
Barclays Africa Group, Ltd.	267,950	4,234,749
Barloworld, Ltd.	662,120	5,752,173
Bidvest Group, Ltd. (The)	605,796	16,672,520
Capital Property Fund(1)	1,259,064	1,456,998
Capitec Bank Holdings, Ltd.	42,400	1,119,427
Clicks Group, Ltd.	167,700	1,143,668
DataTec, Ltd.	160,600	808,472
Discovery Holdings, Ltd.	331,345	3,017,003
FirstRand, Ltd.	1,817,650	7,785,583
Foschini, Ltd.	156,100	1,764,635
Gold Fields, Ltd.	681,677	2,210,436
Grindrod, Ltd.	340,300	697,701

Security	Shares	Value
Group Five, Ltd.	81,460	$278,610
Growthpoint Properties, Ltd.	1,201,500	2,917,055
Harmony Gold Mining Co., Ltd.(1)	374,410	604,819
Hosken Consolidated Investments, Ltd.	5,046	68,295
Hyprop Investments, Ltd.	92,800	810,146
Illovo Sugar, Ltd.	174,700	418,522
Impala Platinum Holdings, Ltd.(1)	533,748	3,892,974
Imperial Holdings, Ltd.	149,080	2,569,913
Investec, Ltd.	206,500	1,884,234
JD Group, Ltd.(1)	103,590	231,767
JSE, Ltd.	105,800	1,030,135
Kumba Iron Ore, Ltd.	66,960	1,680,302
Kumba Resources, Ltd.	118,010	1,232,559
Lewis Group, Ltd.	62,700	377,477
Liberty Holdings, Ltd.	126,000	1,458,078
Life Healthcare Group Holdings, Ltd.	1,510,419	5,711,799
Massmart Holdings, Ltd.	149,614	1,617,370
Mediclinic International, Ltd.	574,283	5,134,024
MMI Holdings, Ltd.	873,296	2,232,293
Mondi, Ltd.	91,130	1,526,081
Mr. Price Group, Ltd.	146,900	3,041,466
MTN Group, Ltd.	2,426,940	53,739,850
Murray & Roberts Holdings, Ltd.	915,850	1,881,362
Nampak, Ltd.	465,438	1,898,044
Naspers, Ltd., Class N	276,242	34,455,426
Nedbank Group, Ltd.	148,030	3,228,160
Netcare, Ltd.	1,305,994	3,951,135
Northam Platinum, Ltd.(1)	207,738	641,942
Pick’n Pay Stores, Ltd.	371,278	1,795,680
PPC, Ltd.	468,427	1,256,687
Redefine Properties, Ltd.	2,560,200	2,319,864
Remgro, Ltd.	330,100	7,579,756
Reunert, Ltd.	407,260	2,149,453
RMB Holdings, Ltd.	568,400	3,158,249
RMI Holdings	562,900	2,007,487
Sanlam, Ltd.	1,292,190	8,165,400
Sappi, Ltd.(1)	415,236	1,644,601
Sasol, Ltd.	469,150	23,427,099
Shoprite Holdings, Ltd.	837,380	12,141,726
Sibanye Gold, Ltd.	800,277	1,507,868
Spar Group, Ltd.	206,544	2,416,579
Standard Bank Group, Ltd.	851,021	10,716,714
Steinhoff International Holdings, Ltd.	1,066,540	5,456,429
Sun International, Ltd.	30,482	341,439
Telkom SA SOC, Ltd.(1)	309,050	1,642,329
Tiger Brands, Ltd.	202,394	6,091,825
Tongaat-Hulett	99,910	1,318,361
Truworths International, Ltd.	300,800	2,061,478
Vodacom Group (Pty), Ltd.	613,500	7,448,681
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	1,251,603
Woolworths Holdings, Ltd.	459,909	3,274,326

		$321,126,640

Security	Shares	Value
South Korea — 5.7%
AMOREPACIFIC Corp.	2,288	$4,912,886
AMOREPACIFIC Group, Inc.	600	663,845
Asiana Airlines, Inc.(1)	92,200	346,443
BS Financial Group, Inc.	116,970	1,820,130
Celltrion, Inc.(1)	67,249	2,646,204
Cheil Worldwide, Inc.(1)	51,100	795,725
CJ CheilJedang Corp.	7,496	2,736,990
CJ Corp.	6,100	990,964
CJ O Shopping Co., Ltd.	3,130	768,755
Daelim Industrial Co., Ltd.	8,650	572,976
Daesang Corp.	8,000	310,752
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	403,096
Daewoo Industrial Development Co., Ltd.(1)	3,657	6,125
Daewoo International Corp.	21,675	686,361
Daewoo Securities Co., Ltd.(1)	125,693	1,319,212
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	45,532	778,481
Daewoong Pharmaceutical Co., Ltd.	5,630	367,417
Daum Communications Corp.	5,600	767,943
DGB Financial Group Co., Ltd.	65,650	936,179
Dong-A Pharmaceutical Co., Ltd.	2,407	330,490
Dong-A ST Co., Ltd.	4,078	352,087
Dongbu Insurance Co., Ltd.	36,640	2,048,391
Dongkuk Steel Mill Co., Ltd.	67,733	401,970
Doosan Corp.	6,101	633,781
Doosan Heavy Industries & Construction Co., Ltd.	23,400	514,163
Doosan Infracore Co., Ltd.(1)	34,600	350,168
E-Mart Co., Ltd.	10,328	1,916,350
GS Engineering & Construction Corp.(1)	19,935	525,304
GS Holdings Corp.	55,400	2,143,019
Hana Financial Group, Inc.	151,951	5,262,039
Hanjin Kal Corp.(1)	19,283	477,978
Hanjin Shipping Co., Ltd.(1)	98,091	464,589
Hankook Tire Co., Ltd.	21,623	1,114,099
Hanmi Pharmaceutical Co., Ltd.(1)	7,711	612,870
Hansol Paper Co., Ltd.	60,500	561,974
Hanwha Chemical Corp.	81,490	928,541
Hanwha Corp.	34,490	883,716
Hite-Jinro Co., Ltd.	20,121	498,082
Honam Petrochemical Corp.	11,770	1,596,322
Hynix Semiconductor, Inc.(1)	162,890	7,263,964
Hyosung Corp.	21,380	1,269,438
Hyundai Department Store Co., Ltd.	7,615	965,363
Hyundai Development Co.	29,900	1,127,624
Hyundai Engineering & Construction Co., Ltd.	29,816	1,353,104
Hyundai Glovis Co., Ltd.	13,870	3,449,913
Hyundai Heavy Industries Co., Ltd.	18,270	1,697,522
Hyundai Hysco Co., Ltd.	10,067	653,586
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,022,074
Hyundai Merchant Marine Co., Ltd.(1)	68,800	744,518
Hyundai Mipo Dockyard Co., Ltd.	5,275	374,873
Hyundai Mobis Co., Ltd.	19,100	4,468,724
Hyundai Motor Co.	56,700	8,997,245
Hyundai Securities Co., Ltd.(1)	43,870	285,021
Hyundai Steel Co.	50,817	3,238,767
Hyundai Wia Corp.	5,400	930,759
Industrial Bank of Korea	96,580	1,412,319
Kangwon Land, Inc.	50,840	1,662,486

Security	Shares	Value
KB Financial Group, Inc.	198,011	$7,761,982
KCC Corp.	2,345	1,298,271
Kia Motors Corp.	86,120	4,183,059
Korea Electric Power Corp.	221,620	9,728,182
Korea Express Co., Ltd.(1)	4,349	785,494
Korea Gas Corp.(1)	39,170	1,836,343
Korea Investment Holdings Co., Ltd.	21,590	1,091,740
Korea Zinc Co., Ltd.	8,940	3,366,738
Korean Air Lines Co., Ltd.(1)	28,110	997,844
Korean Reinsurance Co.	78,574	839,282
KT Corp.	69,653	2,145,978
KT Corp. ADR	16,800	257,544
KT&G Corp.	51,115	4,525,861
Kumho Petrochemical Co., Ltd.	12,900	932,900
Kwangju Bank(1)	13,793	139,311
Kyongnam Bank(1)	21,079	245,934
LG Chem, Ltd.	27,318	5,119,802
LG Corp.	50,210	2,987,498
LG Display Co., Ltd.(1)	71,100	2,093,114
LG Electronics, Inc.	39,320	2,401,338
LG Hausys, Ltd.	2,858	426,438
LG Household & Health Care, Ltd.	7,450	4,338,466
LG International Corp.	20,600	417,581
LG Life Sciences, Ltd.(1)	11,000	387,542
LG Uplus Corp.	207,920	2,138,242
LIG Insurance Co., Ltd.	28,900	754,548
Lotte Shopping Co., Ltd.	5,065	1,404,096
LS Corp.	7,030	393,634
LS Industrial Systems Co., Ltd.	9,200	542,284
Macquarie Korea Infrastructure Fund	196,315	1,311,129
Medy-Tox, Inc.	3,894	907,231
Mirae Asset Securities Co., Ltd.	15,680	673,568
Naver Corp.	8,556	6,054,413
NCsoft Corp.	5,150	709,485
NHN Entertainment Corp.(1)	4,718	367,302
Nong Shim Co., Ltd.	3,700	923,765
OCI Co., Ltd.(1)	15,570	1,343,960
ORION Corp.	2,200	1,695,688
POSCO	47,127	13,612,024
S-Oil Corp.	36,885	1,401,237
S1 Corp.	9,450	658,052
Samsung C&T Corp.	48,920	3,309,288
Samsung Card Co., Ltd.	20,460	879,797
Samsung Electro-Mechanics Co., Ltd.	17,390	793,090
Samsung Electronics Co., Ltd.	36,500	42,564,200
Samsung Engineering Co., Ltd.(1)	12,600	726,730
Samsung Fine Chemicals Co., Ltd.	18,150	506,026
Samsung Fire & Marine Insurance Co., Ltd.	22,985	6,188,947
Samsung Heavy Industries Co., Ltd.	67,350	1,641,462
Samsung Life Insurance Co., Ltd.	59,400	6,479,141
Samsung SDI Co., Ltd.	28,662	3,379,848
Samsung Securities Co., Ltd.	34,040	1,525,044
Samsung Techwin Co., Ltd.	18,895	580,321
Shinhan Financial Group Co., Ltd.	242,903	11,432,417
Shinsegae Co., Ltd.	5,075	941,446
SK Broadband Co., Ltd.(1)	155,846	660,585
SK C&C Co., Ltd.	7,100	1,611,208
SK Chemicals Co., Ltd.	15,660	893,326

Security	Shares	Value
SK Holdings Co., Ltd.	9,615	$1,507,140
SK Innovation Co., Ltd.	61,379	5,020,808
SK Networks Co., Ltd.(1)	64,010	656,687
SK Telecom Co., Ltd.	33,268	8,336,926
ViroMed Co., Ltd.(1)	9,440	456,458
Woongjin Coway Co., Ltd.	22,950	1,754,451
Woori Finance Holdings Co., Ltd.(1)	181,786	2,024,135
Woori Investment & Securities Co., Ltd.	78,408	859,409
Yuanta Securities Korea Co., Ltd.(1)	78,565	225,268
Yuhan Corp.	6,229	1,029,781
Zyle Motor Sales Corp.(1)(3)	5,113	11,243

		$283,557,799

Sri Lanka — 0.6%
Access Engineering PLC	4,510,376	$1,102,942
Aitken Spence PLC	550,325	443,704
Ceylon Tobacco Co. PLC	66,463	578,722
Chevron Lubricants Lanka PLC	670,983	1,751,679
Commercial Bank of Ceylon PLC	4,428,285	5,624,183
DFCC Bank	176,790	308,736
Dialog Axiata PLC	13,671,999	1,282,415
Distilleries Co. of Sri Lanka PLC	1,425,787	2,327,549
Hatton National Bank PLC	1,911,012	2,884,120
John Keells Holdings PLC	5,565,197	10,965,372
National Development Bank PLC	769,896	1,433,106
Nations Trust Bank PLC	381,947	272,536
Sampath Bank PLC	794,701	1,455,074

		$30,430,138

Taiwan — 6.1%
AcBel Polytech, Inc.	429,000	$485,341
Acer, Inc.(1)	1,854,990	1,274,729
Advanced Semiconductor Engineering, Inc.	2,915,135	3,516,685
AirTAC International Group	63,000	460,630
Ambassador Hotel	298,000	270,683
AmTRAN Technology Co., Ltd.	650,067	374,173
Asia Cement Corp.	1,892,356	2,442,934
Asia Optical Co., Inc.(1)	658,907	839,869
Asustek Computer, Inc.	354,325	3,617,723
AU Optronics Corp.	4,898,837	2,334,645
Capital Securities Corp.	711,928	230,172
Catcher Technology Co., Ltd.	375,647	3,171,115
Cathay Financial Holding Co., Ltd.	4,486,533	7,395,445
Center Laboratories, Inc.(1)	395,000	1,194,747
Chailease Holding Co., Ltd.	408,870	1,009,739
Chang Hwa Commercial Bank, Ltd.	2,699,502	1,702,013
Cheng Shin Rubber Industry Co., Ltd.	2,060,672	4,812,870
Chicony Electronics Co., Ltd.	335,919	967,358
China Airlines, Ltd.(1)	2,591,887	1,014,714
China Development Financial Holding Corp.	7,962,050	2,559,309
China Life Insurance Co., Ltd.	1,880,652	1,640,271
China Motor Corp.	881,315	803,281
China Petrochemical Development Corp.(1)	3,333,659	1,055,022
China Steel Corp.	8,773,734	7,569,284
Chipbond Technology Corp.	513,000	945,913
Chong Hong Construction Co., Ltd.	176,190	362,617
Chunghwa Telecom Co., Ltd.	2,915,746	8,896,032
Clevo Co.	394,155	699,874
Compal Electronics, Inc.	2,454,345	1,814,047
Coretronic Corp.(1)	487,128	733,161

Security	Shares	Value
CTBC Financial Holding Co., Ltd.	8,043,356	$5,640,649
Delta Electronics, Inc.	796,105	4,775,988
Dynapack International Technology Corp.	183,374	446,028
E Ink Holdings, Inc.(1)	1,234,000	600,245
E.Sun Financial Holding Co., Ltd.	4,141,367	2,623,073
Eclat Textile Co., Ltd.	136,240	1,299,618
Elan Microelectronics Corp.	345,300	548,251
Epistar Corp.	526,472	952,021
EVA Airways Corp.(1)	1,442,118	844,938
Evergreen International Storage & Transport Corp.	868,000	508,491
Evergreen Marine Corp.(1)	2,350,252	1,389,164
Everlight Electronics Co., Ltd.	406,291	770,872
Far Eastern Department Stores, Ltd.	2,056,995	1,859,949
Far Eastern New Century Corp.	2,514,407	2,644,006
Far EasTone Telecommunications Co., Ltd.	1,673,074	3,702,635
Faraday Technology Corp.	406,880	433,366
Feng Hsin Iron & Steel Co., Ltd.	183,260	225,680
First Financial Holding Co., Ltd.	4,144,380	2,551,592
Formosa Chemicals & Fibre Corp.	2,491,399	5,801,022
Formosa International Hotels Corp.	145,599	1,507,803
Formosa Petrochemical Corp.	1,005,320	2,359,808
Formosa Plastics Corp.	3,346,896	7,729,207
Formosa Taffeta Co., Ltd.	842,000	851,343
Formosan Rubber Group, Inc.	433,000	472,246
Foxconn International Holdings, Ltd.(1)	1,391,000	741,058
Foxconn Technology Co., Ltd.	553,411	1,476,595
Fubon Financial Holding Co., Ltd.	3,531,596	5,978,718
Giant Manufacturing Co., Ltd.	352,208	2,851,820
Gintech Energy Corp.(1)	731,649	572,518
Goldsun Development & Construction Co., Ltd.(1)	1,672,928	591,654
Great Wall Enterprise Co., Ltd.	930,888	844,257
Highwealth Construction Corp.	457,746	792,243
Hiwin Technologies Corp.	224,000	1,772,199
Hon Hai Precision Industry Co., Ltd.	4,406,069	13,945,195
Hota Industrial Manufacturing Co., Ltd.(1)	298,658	535,131
Hotai Motor Co., Ltd.	300,000	4,389,930
HTC Corp.(1)	392,798	1,739,257
Hu Lane Associate, Inc.	181,000	633,560
Hua Nan Financial Holdings Co., Ltd.	3,995,293	2,367,339
Innolux Corp.	4,914,762	2,246,025
Inventec Co., Ltd.	2,015,966	1,402,740
Kenda Rubber Industrial Co., Ltd.	222,562	454,381
Kinpo Electronics, Inc.(1)	2,159,000	942,458
Kinsus Interconnect Technology Corp.	182,000	684,931
Largan Precision Co., Ltd.	57,795	4,060,058
Lite-On Technology Corp.	1,024,182	1,437,354
Macronix International Corp., Ltd.(1)	1,202,873	270,296
MediaTek, Inc.	434,462	6,205,402
Medigen Biotechnology Corp.(1)	69,000	299,387
Mega Financial Holding Co., Ltd.	4,098,035	3,398,900
Merida Industry Co., Ltd.	388,657	2,684,700
Motech Industries, Inc.	629,451	778,228
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,265,478
Nan Ya Plastics Corp.	3,893,214	8,057,277
Neo Solar Power Corp.	685,542	649,970
Novatek Microelectronics Corp., Ltd.	373,942	1,935,545
Pegatron Corp.	925,028	1,685,858
Phison Electronics Corp.	112,363	758,929
Pou Chen Corp.	2,809,819	3,098,354
Powertech Technology, Inc.(1)	547,865	921,098

Security	Shares	Value
President Chain Store Corp.	619,664	$4,642,033
Quanta Computer, Inc.	1,417,508	3,568,596
Radiant Opto-Electronics Corp.	281,264	982,823
Radium Life Tech Co., Ltd.(1)	621,002	357,030
Realtek Semiconductor Corp.	429,002	1,422,018
RichTek Technology Corp.	101,478	489,683
Ruentex Development Co., Ltd.	657,306	981,203
Ruentex Industries, Ltd.	1,233,060	2,636,010
Sanyang Industrial Co., Ltd.(1)	1,819,866	1,608,678
ScinoPharm Taiwan, Ltd.	227,000	459,804
Shin Kong Financial Holding Co., Ltd.	4,785,630	1,453,563
Shin Kong Synthetic Fibers Corp.	1,321,483	469,587
Siliconware Precision Industries Co., Ltd.	1,540,243	2,197,179
Simplo Technology Co., Ltd.	205,889	1,001,662
Sino-American Silicon Products, Inc.(1)	576,233	890,524
SinoPac Financial Holdings Co., Ltd.	5,032,908	2,185,163
Solar Applied Materials Technology Corp.	336,245	264,785
St. Shine Optical Co., Ltd.	22,000	386,495
Synnex Technology International Corp.	730,818	1,027,423
TaiMed Biologics, Inc.(1)	148,103	688,203
Tainan Spinning Co., Ltd.	932,498	517,420
Taishin Financial Holdings Co., Ltd.	5,406,203	2,578,939
Taiwan Business Bank(1)	2,014,650	606,071
Taiwan Cement Corp.	2,568,850	3,929,669
Taiwan Cooperative Financial Holding Co., Ltd.	3,498,317	1,871,107
Taiwan Fertilizer Co., Ltd.	816,000	1,447,675
Taiwan Glass Industry Corp.	542,564	420,918
Taiwan Mobile Co., Ltd.	1,805,784	5,859,631
Taiwan Semiconductor Manufacturing Co., Ltd.	6,491,465	28,139,660
Taiwan Tea Corp.	395,711	214,963
Tatung Co., Ltd.(1)	2,377,785	675,298
Teco Electric & Machinery Co., Ltd.	2,247,000	2,500,180
Tong Yang Industry Co., Ltd.	758,608	774,738
TPK Holding Co., Ltd.	155,148	915,890
Tripod Technology Corp.	396,535	742,229
TSRC Corp.	693,063	779,803
TTY Biopharm Co., Ltd.	534,330	996,210
Tung Ho Steel Enterprise Corp.	991,060	781,523
U-Ming Marine Transport Corp.	186,000	291,661
Uni-President Enterprises Corp.	4,043,107	6,952,073
Unimicron Technology Corp.	948,000	729,729
United Microelectronics Corp.(1)	5,337,090	2,369,663
Walsin Lihwa Corp.(1)	2,539,000	842,921
Wan Hai Lines, Ltd.	518,962	383,823
Waterland Financial Holdings	1,085,795	301,890
Wei Chuan Food Corp.	623,000	519,386
Wintek Corp.(1)	1,892,877	120,728
Wistron Corp.	1,490,362	1,565,798
WPG Holdings Co., Ltd.	919,489	1,120,057
Xxentria Technology Materials Corp.(1)	234,700	602,527
Yageo Corp.(1)	166,897	259,403
Yang Ming Marine Transport(1)	2,468,755	1,130,142
Yieh Phui Enterprise	1,721,304	509,727
Young Fast Optoelectronics Co., Ltd.(1)	147,302	93,199
Yuanta Financial Holding Co., Ltd.	5,671,261	2,856,760
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	372,728
Yulon Motor Co., Ltd.	1,342,809	1,981,082

		$301,668,917

Security	Shares	Value
Thailand — 3.2%
Advanced Info Service PCL(5)	1,829,700	$13,434,778
Airports of Thailand PCL(5)	667,400	4,959,170
AP Thailand PCL(5)	5,199,700	1,061,985
Bangkok Bank PCL(5)	276,400	1,714,141
Bangkok Dusit Medical Services PCL(5)	5,594,000	3,176,658
Bangkok Land PCL(5)	13,071,100	803,136
Banpu PCL(5)	1,468,000	1,273,665
BEC World PCL(5)	1,752,100	2,596,331
Berli Jucker PCL(5)	1,563,300	2,184,508
Big C Supercenter PCL(5)	268,600	1,920,608
BTS Group Holdings PCL	6,774,200	2,143,994
Bumrungrad Hospital PCL(5)	899,500	3,673,590
Central Pattana PCL(5)	1,937,800	2,872,995
CH. Karnchang PCL(5)	1,970,620	1,665,252
Charoen Pokphand Foods PCL(5)	4,351,000	4,176,320
CP ALL PCL(5)	5,769,900	8,060,314
Delta Electronics (Thailand) PCL(5)	1,345,400	2,671,170
Electricity Generating PCL(5)	413,800	2,185,646
Glow Energy PCL(5)	877,300	2,697,004
Hana Microelectronics PCL(5)	1,730,900	2,313,156
Home Product Center PCL(5)	3,301,457	942,475
Indorama Ventures PCL(5)	2,106,900	1,546,092
IRPC PCL(5)	12,191,400	1,279,848
Italian-Thai Development PCL(1)(5)	9,648,906	1,690,179
Jasmine International PCL(5)	1,976,800	451,348
Kasikornbank PCL(5)	1,127,000	8,171,538
Khon Kaen Sugar Industry PCL(5)	1,832,000	730,745
Kiatnakin Bank PCL(5)	1,074,300	1,393,056
Krung Thai Bank PCL(5)	4,267,800	3,053,508
L.P.N. Development PCL(5)	1,255,000	959,896
Land & Houses PCL(5)	2,593,500	811,960
Minor International PCL(5)	2,557,797	2,728,651
Pruksa Real Estate PCL(5)	1,602,000	1,648,234
PTT Exploration & Production PCL(5)	1,579,798	7,102,613
PTT Global Chemical PCL(5)	1,844,950	3,501,893
PTT PCL(5)	975,660	11,041,754
Quality House PCL(5)	11,313,125	1,495,113
Ratchaburi Electricity Generating Holding PCL(5)	676,000	1,261,551
Samart Corp. PCL(5)	2,188,100	2,219,345
Siam Cement PCL(5)	357,600	4,967,039
Siam City Cement PCL(5)	97,390	1,255,911
Siam Commercial Bank PCL(5)	996,100	5,431,765
Sino Thai Engineering & Construction PCL(5)	2,449,157	1,974,832
Thai Airways International PCL(1)(5)	2,173,900	954,134
Thai Beverage PCL	12,889,000	7,624,846
Thai Oil PCL(5)	1,094,800	1,502,131
Thai Union Frozen Products PCL(5)	1,086,302	2,484,635
Thanachart Capital PCL(5)	1,128,900	1,213,212
Thoresen Thai Agencies PCL(1)(5)	1,846,118	1,235,617
TMB Bank PCL(5)	28,364,700	2,681,382
Total Access Communication PCL(5)	1,130,500	3,593,792
Toyo-Thai Corp. PCL(5)	224,200	201,300
TPI Polene PCL(5)	18,986,000	1,055,102
True Corp. PCL(1)(5)	14,572,601	5,282,803
TTW PCL(5)	3,598,200	1,336,452

		$160,409,173

Security	Shares	Value
Turkey — 3.4%
Akbank TAS	3,146,933	$11,363,398
Akcansa Cimento AS	126,800	815,609
Akenerji Elektrik Uretim AS(1)	598,472	314,892
Aksa Akrilik Kimya Sanayii AS	185,209	609,022
Albaraka Turk Katilim Bankasi AS	522,467	368,934
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	359,039	4,195,567
Arcelik AS	524,754	3,221,550
Asya Katilim Bankasi AS(1)	944,900	306,089
Aygaz AS	191,813	808,975
Bagfas Bandirma Gubre Fabrikalari AS(1)	40,900	230,152
BIM Birlesik Magazalar AS	403,820	9,224,971
Cimsa Cimento Sanayi ve Ticaret AS	141,400	1,045,817
Coca-Cola Icecek AS	141,600	3,225,493
Dogan Sirketler Grubu Holding AS(1)	5,575,015	1,680,027
Eczacibasi Ilac Sanayi ve Ticaret AS	557,300	589,180
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,927,700	3,288,366
Enka Insaat ve Sanayi AS	1,871,274	4,528,141
Eregli Demir ve Celik Fabrikalari TAS	5,387,451	11,228,753
Ford Otomotiv Sanayi AS(1)	128,600	1,642,587
Gubre Fabrikalari TAS	490,400	928,255
Haci Omer Sabanci Holding AS	1,437,018	6,555,478
Ihlas Holding AS(1)	4,223,700	569,964
Is Gayrimenkul Yatirim Ortakligi AS	597,942	352,267
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	4,409,290	4,918,053
KOC Holding AS	2,114,960	10,781,697
Koza Altin Isletmeleri AS	152,600	983,575
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	606,938
Pegasus Hava Tasimaciligi AS(1)	86,600	1,113,488
Petkim Petrokimya Holding AS	1,455,661	2,318,080
Sekerbank TAS(1)	747,999	682,979
TAV Havalimanlari Holding AS	476,600	3,998,224
Tekfen Holding AS(1)	888,117	2,233,132
Tofas Turk Otomobil Fabrikasi AS	252,600	1,584,884
Trakya Cam Sanayii AS	1,441,952	1,893,809
Tupras-Turkiye Petrol Rafinerileri AS	368,970	8,002,607
Turcas Petrolculuk AS	395,759	430,764
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	1,781,045	5,837,627
Turk Sise ve Cam Fabrikalari AS	2,578,310	3,920,450
Turk Telekomunikasyon AS	1,415,400	4,065,757
Turkcell Iletisim Hizmetleri AS(1)	1,890,800	10,991,726
Turkiye Garanti Bankasi AS	3,413,200	13,321,354
Turkiye Halk Bankasi AS	1,017,500	6,794,403
Turkiye Is Bankasi	2,426,907	6,068,245
Turkiye Sinai Kalkinma Bankasi AS	549,995	482,561
Turkiye Vakiflar Bankasi TAO	1,413,300	3,037,402
Ulker Gida Sanayi ve Ticaret AS	277,059	2,042,323
Yapi ve Kredi Bankasi AS	953,085	2,087,212
Yazicilar Holding AS	193,900	1,879,741
Zorlu Enerji Elektrik Uretim AS(1)	692,954	824,195

		$167,994,713

Ukraine — 0.2%
Astarta Holding NV(1)	181,384	$1,697,653
Avangardco Investments Public, Ltd. GDR(4)	100,676	655,496
Ferrexpo PLC	3,565,790	4,815,283
MHP SA GDR(4)	256,362	2,720,435

		$9,888,867

Security	Shares	Value
United Arab Emirates — 1.4%
Aabar Investments (PJSC)(1)(3)	2,497,440	$1,325,894
Abu Dhabi Commercial Bank (PJSC)	2,281,264	4,883,330
Abu Dhabi National Hotels	718,461	682,864
Agthia Group (PJSC)	1,252,100	2,302,849
Air Arabia (PJSC)	8,363,873	3,002,362
Ajman Bank (PJSC)(1)	709,500	448,969
Al Waha Capital PJSC	2,092,394	1,673,122
Aldar Properties (PJSC)	3,783,795	3,394,961
Amlak Finance (PJSC)(1)(3)	227,500	0
Arabtec Holding Co.(1)	6,780,838	7,947,650
DP World, Ltd.	534,316	10,309,157
Drake & Scull International (PJSC)(1)	2,581,450	824,005
Dubai Financial Market	1,928,561	1,475,143
Dubai Investments (PJSC)	1,667,770	1,442,197
Emaar Properties (PJSC)	4,384,422	12,223,036
First Gulf Bank (PJSC)	1,307,980	6,583,335
Gulf Pharmaceutical Industry-Julphar	122,430	102,974
National Bank of Abu Dhabi (PJSC)	2,011,949	7,330,774
National Central Cooling Co. (Tabreed)	828,054	345,387
Ras Al Khaimah Ceramics	334,915	310,021
Ras Al Khaimah Properties (PJSC)	2,150,800	493,652
Union National Bank	1,992,209	3,841,497

		$70,943,179

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	1,556,456	$2,026,111
Bao Viet Holdings	594,650	1,084,321
Development Investment Construction Corp.(1)	276,167	187,015
FPT Corp.	845,832	2,027,917
Gemadept Corp.	312,000	505,850
HAGL JSC	1,637,831	1,885,391
HCM City Infrastructure Investment JSC	547,500	498,841
Hoa Phat Group JSC	1,425,231	3,684,370
Kim Long Securities Corp.	824,100	444,711
Kinh Bac City Development Share Holding Corp.(1)	328,860	261,218
Kinhdo Corp.	633,520	1,785,344
Masan Group Corp.(1)	272,520	1,043,240
PetroVietnam Construction JSC(1)	919,725	263,148
PetroVietnam Drilling and Well Services JSC	642,930	2,841,831
PetroVietnam Fertilizer & Chemical JSC	880,500	1,245,635
PetroVietnam Gas JSC	166,550	829,352
PetroVietnam Technical Services JSC	1,236,400	2,347,160
Pha Lai Thermal Power JSC	483,390	572,606
Phu Nhuan Jewelry JSC	181,200	320,608
Refrigeration Electrical Engineering Corp.	1,182,100	1,615,174
Saigon Securities, Inc.	150,000	219,237
Song Da Urban & Industrial Zone Investment and Development JSC(1)	62,000	71,130
Tan Tao Investment and Industry Corp.(1)	1,554,838	636,428
Vietnam Construction and Import-Export JSC	621,655	374,181
Vietnam Dairy Products JSC	563,742	2,780,974
Vietnam Joint Stock Commercial Bank for Industry and Trade	2,825,273	1,951,926
Vingroup JSC	1,461,888	3,300,123

		$34,803,842

Total Common Stocks (identified cost $4,532,942,828)		$4,919,140,825

Equity-Linked Securities(6)(7) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/31/17	36,000	$1,043,554
Al Abdullatif Industrial Investment Co.	5/4/15	64,200	694,756
Al Rajhi Bank	2/16/15	149,493	2,614,946
Al Tayyar	7/2/15	52,625	1,914,682
Alinma Bank	2/23/15	250,600	1,591,423
Almarai Co.	11/24/14	59,399	1,268,617
Arab National Bank	5/11/15	70,000	590,548
Bank Albilad	4/30/15	83,166	1,205,358
Banque Saudi Fransi	2/23/15	100,840	983,755
Dar Al Arkan Real Estate Development	8/10/15	185,500	637,823
Etihad Etissalat Co.	12/5/14	134,038	2,844,789
Fawaz Abdulaziz Alhokair Co.	2/23/15	60,000	1,877,199
Jarir Marketing Co.	5/4/15	25,425	1,281,720
Mobile Telecommunications Co.	5/4/15	227,977	597,026
National Industrialization Co.	5/4/15	156,903	1,277,692
Rabigh Refining and Petrochemicals Co.	7/24/17	92,400	696,992
Riyad Bank	12/15/14	161,200	847,533
Sahara Petrochemical Co.	9/21/15	122,800	667,750
Samba Financial Group	2/10/15	109,344	1,331,930
Saudi Airlines Catering Co.	8/3/15	5,500	275,249
Saudi Arabian Amiantit Co.	5/11/15	106,500	462,711
Saudi Arabian Fertilizer Co.	5/11/15	28,633	1,221,120
Saudi Arabian Mining Co.	5/11/15	54,900	560,458
Saudi Basic Industries Corp.	2/23/15	107,696	3,179,186
Saudi British Bank	3/27/15	62,300	958,984
Saudi Cable Co.	8/10/15	97,900	304,009
Saudi Cement Co.	8/10/15	25,900	766,293
Saudi Chemical Co.	5/1/15	25,900	455,646
Saudi Electricity Co.	3/27/15	268,400	1,212,658
Saudi Industrial Investment Group	3/27/15	95,000	911,582
Saudi International Petrochemical Co.	3/27/15	40,200	386,828
Saudi Kayan Petrochemical Co.	3/27/15	247,500	953,296
Saudi Telecom Co.	5/11/15	98,200	1,943,535
Savola Group	2/2/15	115,300	2,612,352
Yanbu National Petrochemical Co.	3/9/15	51,400	876,827

Total Equity-Linked Securities (identified cost $29,183,216)			$41,048,827

Investment Funds — 0.1%

Security		Shares	Value
Vietnam Enterprise Investments, Ltd.(1)		1,239,727	$3,471,236

Total Investment Funds (identified cost $5,027,204)			$3,471,236

Rights(1) — 0.0%(2)

Security	Shares	Value
Agile Property Holdings, Ltd., Exp. 11/11/14	137,000	$9,186
China Taiping Insurance Holdings Co., Ltd., Exp. 11/18/14	120,414	72,201
Prumo Logistica SA, Exp. 11/28/14	897,903	7,247

Total Rights (identified cost $0)		$88,634

Warrants (1) — 0.0%

Security	Shares	Value
Minor International PCL, Exp. 11/03/17, Strike THB 40.00	127,890	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.1%
Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 11/3/14	$3,728	$3,727,990

Total Short-Term Investments (identified cost $3,727,990)		$3,727,990

Total Investments — 99.6% (identified cost $4,570,881,238)		$4,967,477,512

Other Assets, Less Liabilities — 0.4%		$21,142,175

Net Assets — 100.0%		$4,988,619,687

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2014, the aggregate value of these securities is $94,067,134 or 1.9% of the Fund’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $41,048,827 or 0.8% of the Fund’s net assets.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	11.9%	$593,064,414
Hong Kong Dollar	8.3	413,126,159
Indian Rupee	6.5	326,581,365
South African Rand	6.4	321,080,894
New Taiwan Dollar	6.0	300,927,859
Brazilian Real	6.0	299,648,218
South Korean Won	5.7	283,300,255
Mexican Peso	5.0	250,381,127
New Turkish Lira	3.4	167,994,713
Thai Baht	3.1	152,784,327
Indonesian Rupiah	3.1	152,365,675
Chilean Peso	3.0	151,412,429
Polish Zloty	3.0	150,608,798
Malaysian Ringgit	3.0	150,419,048
Euro	2.1	105,288,637
Egyptian Pound	1.8	90,899,297
Kuwaiti Dinar	1.7	82,569,514
Qatari Riyal	1.6	79,586,246
Philippine Peso	1.6	77,647,110
United Arab Emirates Dirham	1.4	67,308,291
Colombian Peso	1.3	63,096,902
Czech Koruna	1.1	56,807,540
Hungarian Forint	1.1	55,243,351
Other currency, less than 1% each	11.5	575,335,343

Total Investments	99.6%	$4,967,477,512

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	25.8%	$1,288,284,363
Telecommunication Services	10.7	536,100,442
Industrials	10.1	502,424,137
Materials	9.8	490,220,048
Energy	9.6	476,417,698
Consumer Staples	9.0	446,369,650
Information Technology	8.1	405,673,942
Consumer Discretionary	7.9	394,365,403
Utilities	5.3	264,342,299
Health Care	3.1	156,080,304
Short-Term Investments	0.1	3,727,990
Investment Funds	0.1	3,471,236

Total Investments	99.6%	$4,967,477,512

The Fund did not have any open financial instruments at October 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,589,375,982

Gross unrealized appreciation	$969,488,989
Gross unrealized depreciation	(591,387,459)

Net unrealized appreciation	$378,101,530

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$73,756,001	$2,027,468,846		$830,213	$2,102,055,060
Emerging Europe	73,022,183	866,385,736		0	939,407,919
Latin America	973,391,570	—		0	973,391,570
Middle East/Africa	10,591,722	887,857,978		5,836,576	904,286,276
Total Common Stocks	$1,130,761,476	$3,781,712,560	**	$6,666,789	$4,919,140,825
Equity-Linked Securities	$—	$41,048,827		$—	$41,048,827
Investment Funds	—	3,471,236		—	3,471,236
Rights	88,634	—		—	88,634
Warrants	0	—		—	0
Short-Term Investments	—	3,727,990		—	3,727,990
Total Investments	$1,130,850,110	$3,829,960,613		$6,666,789	$4,967,477,512

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2014 is not presented.

At October 31, 2014, investments having a value of $4,226,213 and $357,531,080 at January 31, 2014 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the fiscal year to date then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric International Equity Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 8.0%
AGL Energy, Ltd.	20,407	$244,630
Amcor, Ltd.	10,892	113,133
ARB Corp., Ltd.	2,740	31,784
Ardent Leisure Group	12,741	34,899
Aristocrat Leisure, Ltd.	13,434	76,375
Asciano, Ltd.	15,431	85,356
AusNet Services	38,579	46,638
Automotive Holdings Group, Ltd.	8,319	28,047
Bega Cheese, Ltd.	6,296	28,674
BHP Billiton, Ltd.	15,345	459,074
Brambles, Ltd.	25,682	216,007
Breville Group, Ltd.	3,592	21,569
Cardno, Ltd.	4,552	22,354
carsales.com, Ltd.	5,159	48,682
CFS Retail Property Trust Group	17,143	31,886
Coca-Cola Amatil, Ltd.	12,701	102,489
Commonwealth Bank of Australia	4,269	303,566
Computershare, Ltd.	18,612	201,990
CSL, Ltd.	10,618	749,661
Domino’s Pizza Enterprises, Ltd.	1,673	39,876
Drillsearch Energy, Ltd.(1)	20,745	21,663
DUET Group	43,561	94,290
Echo Entertainment Group, Ltd.	16,693	56,050
Federation Centres	20,052	48,153
Fortescue Metals Group, Ltd.	7,746	23,907
Goodman Fielder, Ltd.	47,589	26,931
GPT Group (The)	15,885	57,740
GWA Group, Ltd.	12,352	29,730
Harvey Norman Holdings, Ltd.	24,339	81,847
Incitec Pivot, Ltd.	11,121	28,538
Invocare, Ltd.	3,082	32,885
Iress, Ltd.	3,894	33,882
James Hardie Industries PLC CDI	4,080	43,520
JB Hi-Fi, Ltd.	2,369	32,622
Myer Holdings, Ltd.	15,053	25,563
National Australia Bank, Ltd.	7,489	231,678
Navitas, Ltd.	7,563	35,344
Newcrest Mining, Ltd.(1)	6,314	51,785
Oil Search, Ltd.	17,059	130,803
Origin Energy, Ltd.	18,017	226,342
Orora, Ltd.	13,920	21,298
Premier Investments, Ltd.	3,446	32,696
Prime Media Group, Ltd.	32,363	24,370
Qantas Airways, Ltd.(1)	19,690	29,419
Ramsay Health Care, Ltd.	3,014	139,332
REA Group, Ltd.	1,210	48,450
Recall Holdings, Ltd.	7,050	36,162
Retail Food Group, Ltd.	8,090	39,721
SAI Global, Ltd.	7,632	27,626
Scentre Group(1)	14,175	45,217
Southern Cross Media Group, Ltd.	25,786	22,237
Spark Infrastructure Group	43,233	72,674

1

Security	Shares	Value
STW Communications Group, Ltd.	23,199	$23,186
Suncorp Group, Ltd.	3,166	41,197
Super Retail Group, Ltd.	3,746	24,307
Sydney Airport	30,374	118,086
Tabcorp Holdings, Ltd.	11,542	41,461
Tatts Group, Ltd.	26,445	80,950
Telstra Corp., Ltd.	133,175	662,699
Tox Free Solutions, Ltd.	9,194	19,722
Transpacific Industries Group, Ltd.	29,025	23,068
Transurban Group	31,239	223,731
Treasury Wine Estates, Ltd.	8,985	36,685
UGL, Ltd.(1)	4,476	27,686
Village Roadshow, Ltd.	4,552	28,197
Westfield Corp.(1)	3,044	21,390
Westpac Banking Corp.	7,297	223,976
Woodside Petroleum, Ltd.	8,421	299,117
Woolworths, Ltd.	19,038	604,182
WorleyParsons, Ltd.	7,805	93,159

		$7,331,964

Austria — 0.8%
ams AG	3,800	$136,264
Andritz AG	1,285	62,097
CA Immobilien Anlagen AG	1,562	29,960
Conwert Immobilien Invest SE	2,111	23,411
EVN AG	2,151	27,251
Flughafen Wien AG	562	51,616
Immofinanz AG(1)	10,614	32,133
Oesterreichische Post AG	500	24,403
OMV AG	3,225	101,372
Raiffeisen Bank International AG	785	16,808
RHI AG	858	21,995
Schoeller-Bleckmann Oilfield Equipment AG	231	19,908
Verbund AG	4,816	97,457
Vienna Insurance Group	607	29,222
Voestalpine AG	2,217	88,808

		$762,705

Belgium — 1.9%
Ackermans & van Haaren NV	692	$86,298
Ageas	1,632	54,554
Anheuser-Busch InBev NV	2,634	292,096
Arseus NV	518	20,664
Barco NV	628	46,304
Bekaert SA NV	730	22,950
Belgacom SA	6,011	227,027
Colruyt SA	793	36,117
Compagnie d’Entreprises CFE	1,045	113,011
Econocom Group SA/NV	2,876	18,589
Elia System Operator SA NV	555	27,531
Euronav SA(1)	2,461	26,119
EVS Broadcast Equipment SA	507	16,432
Groupe Bruxelles Lambert SA	1,247	111,441
Solvay SA	1,196	163,278
Telenet Group Holding NV(1)	3,343	189,153
UCB SA	3,130	252,423
Umicore SA	1,929	75,710

		$1,779,697

Denmark — 2.0%
A.P. Moller-Maersk A/S, Class A	39	$88,723
A.P. Moller-Maersk A/S, Class B	44	102,677

2

Security	Shares	Value
Bakkafrost P/F	1,915	$46,824
Carlsberg A/S, Class B	2,198	193,860
Chr Hansen Holding A/S	1,545	62,239
Coloplast A/S, Class B	475	41,402
Danske Bank A/S	7,600	208,698
DSV A/S	2,805	83,957
Novo Nordisk A/S, Class B	5,669	256,254
Novozymes A/S, Class B	5,006	231,811
Pandora A/S	2,951	248,803
Royal Unibrew A/S(1)	189	30,895
SimCorp A/S	1,201	36,244
TDC A/S	19,149	146,242
Tryg A/S	711	76,941
William Demant Holding A/S(1)	198	15,007

		$1,870,577

Finland — 2.0%
Amer Sports Oyj	2,296	$44,007
Elisa Oyj	7,799	214,241
Fortum Oyj	7,742	179,551
Huhtamaki Oyj	1,924	48,822
Kesko Oyj, Class B	4,573	173,433
Kone Oyj, Class B	2,308	99,401
Neste Oil Oyj	5,539	119,529
Nokia Oyj	25,770	215,331
Nokian Renkaat Oyj	2,076	58,648
Orion Oyj, Class B	5,115	173,969
Sampo Oyj, Class A	3,817	182,901
Sanoma Oyj	6,906	39,739
Sponda Oyj	5,906	27,041
UPM-Kymmene Oyj	7,890	125,155
Valmet Oyj	2,592	27,428
Wartsila Oyj	1,643	76,182

		$1,805,378

France — 7.7%
Accor SA	1,838	$77,219
ADP	489	57,880
Air Liquide SA	4,740	572,193
Airbus Group NV	2,312	138,029
Alstom SA(1)	736	25,689
Alten SA	633	27,075
AtoS	1,220	84,312
AXA SA	6,998	161,644
BNP Paribas SA	3,967	249,294
Bouygues SA	672	23,234
Cap Gemini SA	3,159	207,850
Christian Dior SA	490	86,707
CNP Assurances	2,298	42,961
Danone SA	4,390	299,980
Dassault Systemes SA	2,724	172,731
Edenred	900	24,950
Essilor International SA	1,353	149,401
Eurazeo SA	379	25,367
Eurofins Scientific	96	24,282
Eutelsat Communications SA	525	17,020
Fonciere des Regions	297	27,305
GDF Suez	22,074	535,955
Groupe Eurotunnel SA	2,197	27,768
Iliad SA	1,040	227,391
Imerys SA	1,811	129,953

3

Security	Shares	Value
Ingenico	899	$89,561
JCDecaux SA	771	25,590
Kering SA	354	68,317
Klepierre	664	28,739
L’Oreal SA	1,885	295,825
Lagardere SCA	1,608	39,133
Legrand SA	1,439	77,449
LVMH Moet Hennessy Louis Vuitton SA	1,546	262,424
Natixis SA	8,039	55,336
Neopost SA	615	42,681
Publicis Groupe SA	996	69,080
Remy Cointreau SA	1,663	118,351
Rubis SCA	922	54,250
Safran SA	1,912	121,094
Sanofi	5,040	457,330
SCOR SE	823	25,219
Societe BIC SA	432	53,890
Sodexo	863	83,256
Suez Environnement Co. SA	8,087	136,244
Thales SA	1,044	51,845
Total SA	11,678	697,215
UBISOFT Entertainment(1)	1,595	28,878
Unibail-Rodamco SE	310	79,486
Vinci SA	2,031	115,926
Vivendi SA	20,019	489,050
Wendel SA	215	23,706

		$7,006,065

Germany — 7.9%
Adidas AG	1,352	$98,515
Allianz SE	1,924	305,959
alstria office REIT AG	2,172	26,965
BASF SE	4,809	424,924
Bayer AG	3,910	559,215
Bayerische Motoren Werke AG	1,708	183,162
Bayerische Motoren Werke AG, PFC Shares	687	55,086
Beiersdorf AG	2,384	193,292
Bilfinger SE	755	48,826
Brenntag AG	1,617	78,459
Celesio AG	843	27,812
Commerzbank AG(1)	4,935	74,620
Continental AG	363	71,499
Deutsche Boerse AG	923	63,173
Deutsche EuroShop AG	619	27,694
Deutsche Post AG	5,309	167,179
Deutsche Telekom AG	47,508	716,103
Deutsche Wohnen AG	1,408	31,781
E.ON SE	27,922	481,378
Fraport AG	442	27,387
Freenet AG	2,937	77,060
Fresenius Medical Care AG & Co. KGaA	971	71,269
Fresenius SE & Co. KGaA	1,869	96,171
Hannover Rueck SE	760	63,435
Henkel AG & Co. KGaA	2,479	225,636
Henkel AG & Co. KGaA, PFC Shares	3,318	328,376
K&S AG	1,896	53,135
Kabel Deutschland Holding AG(1)	314	42,567
KWS Saat AG	85	27,724
LANXESS AG	989	51,513
LEG Immobilien AG	453	31,309
Linde AG	969	178,834
Merck KGaA	594	53,772
Muenchener Rueckversicherungs-Gesellschaft AG	709	139,593

4

Security	Shares	Value
Porsche Automobil Holding SE, PFC Shares	424	$34,816
ProSiebenSat.1 Media AG	670	27,065
RWE AG	6,921	245,569
RWE AG, PFC Shares	1,130	30,342
SAP SE	9,591	653,487
Siemens AG	4,210	474,860
Sky Deutschland AG(1)	3,269	27,614
Software AG	800	20,148
Stada Arzneimittel AG	691	26,625
Suedzucker AG	2,573	35,827
Symrise AG	800	45,103
TAG Immobilien AG	2,395	28,052
Telefonica Deutschland Holdings AG	3,588	17,656
TUI AG	1,798	27,535
Volkswagen AG	452	96,397
Volkswagen AG, PFC Shares	642	137,293
Wacker Chemie AG	220	26,659
Wirecard AG	2,865	102,794

		$7,161,265

Hong Kong — 4.0%
AIA Group, Ltd.	44,800	$250,003
ASM Pacific Technology, Ltd.	8,700	95,873
Bank of East Asia, Ltd.	17,600	73,272
Bloomage Biotechnology Corp, Ltd.	10,000	15,945
BOC Hong Kong (Holdings), Ltd.	18,000	60,036
Brightoil Petroleum Holdings, Ltd.(1)	103,000	32,660
Cheung Kong Infrastructure Holdings, Ltd.	14,000	102,261
China Bio-Med Regeneration Technology, Ltd.(1)	765,000	28,106
China Traditional Chinese Medicine Co., Ltd.(1)	68,000	38,336
Chow Sang Sang Holdings International, Ltd.	12,000	29,698
CLP Holdings, Ltd.	26,000	223,721
Dairy Farm International Holdings, Ltd.	8,100	77,773
Enn Energy Holdings, Ltd.	14,000	90,476
Esprit Holdings, Ltd.	19,000	23,801
Fosun International, Ltd.	59,000	69,983
Galaxy Entertainment Group, Ltd.	30,000	205,330
Hang Lung Group, Ltd.	5,000	25,155
Hang Lung Properties, Ltd.	10,000	31,227
Hang Seng Bank, Ltd.	4,800	81,333
HanKore Environment Tech Group, Ltd.(1)	34,400	23,201
Henderson Land Development Co., Ltd.	5,500	37,157
HKT Trust and HKT, Ltd.	69,000	84,503
Hongkong Land Holdings, Ltd.	4,000	27,896
Hopewell Highway Infrastructure, Ltd.	975	472
Hopewell Holdings, Ltd.	19,500	69,327
Hutchison Whampoa, Ltd.	19,000	241,421
Jardine Matheson Holdings, Ltd.	2,000	119,856
Jardine Strategic Holdings, Ltd.	2,000	71,293
Li & Fung, Ltd.	40,000	48,801
Link REIT (The)	19,000	111,854
MGM China Holdings, Ltd.	8,400	27,004
Midas Holdings, Ltd.	80,000	20,251
MTR Corp., Ltd.	26,000	106,015
NWS Holdings, Ltd.	17,000	31,648
Orient Overseas (International), Ltd.	7,000	39,700
PAX Global Technology, Ltd.(1)	55,000	59,073
PCCW, Ltd.	145,000	92,366
Power Assets Holdings, Ltd.	30,500	294,882
Sands China, Ltd.	25,200	157,338

5

Security	Shares	Value
Shangri-La Asia, Ltd.	18,000	$26,182
Sino Land Co., Ltd.	22,000	36,533
Sino Oil And Gas Holdings, Ltd.(1)	1,125,000	29,283
SJM Holdings, Ltd.	20,000	42,169
Sun Hung Kai Properties, Ltd.	5,000	74,799
Superb Summit International Group, Ltd.(1)	230,000	49,560
Swire Pacific, Ltd., Class A	3,000	39,388
VTech Holdings, Ltd.	5,400	67,483
Yue Yuen Industrial Holdings, Ltd.	10,000	33,699

		$3,618,143

Ireland — 2.0%
Bank of Ireland(1)	747,958	$294,437
CRH PLC	12,123	268,930
DCC PLC	2,767	155,065
FBD Holdings PLC	1,257	21,261
FleetMatics Group PLC(1)	3,994	148,337
Fly Leasing, Ltd. ADR	2,161	26,753
Glanbia PLC	3,945	55,728
Grafton Group PLC	7,383	74,947
ICON PLC(1)	5,014	263,787
Irish Continental Group PLC	7,510	26,241
Kenmare Resources PLC(1)	109,911	12,127
Kerry Group PLC, Class A	2,866	194,678
Paddy Power PLC	3,781	275,963

		$1,818,254

Israel — 1.9%
Bank Hapoalim B.M.	20,465	$105,351
Bezeq Israeli Telecommunication Corp., Ltd.	130,417	222,899
Caesarstone Sdot-Yam, Ltd.	936	52,285
Check Point Software Technologies, Ltd.(1)	3,592	266,706
Delek Automotive Systems, Ltd.	2,964	29,632
Delek Group, Ltd.	333	115,101
Elbit Systems, Ltd.	1,766	107,417
Gazit-Globe, Ltd.	2,355	27,589
Israel Chemicals, Ltd.	16,804	113,290
Israel Corp., Ltd.(1)	104	50,739
Mizrahi Tefahot Bank, Ltd.(1)	6,299	69,730
Oil Refineries, Ltd.(1)	99,305	32,414
Ormat Industries, Ltd.	11,568	79,608
Osem Investment, Ltd.	3,280	63,092
Paz Oil Co., Ltd.	560	79,147
SodaStream International, Ltd.(1)	1,340	29,534
Strauss Group, Ltd.	2,832	46,040
Teva Pharmaceutical Industries, Ltd. ADR	4,302	242,934

		$1,733,508

Italy — 4.0%
Ansaldo STS SpA	6,279	$72,131
Assicurazioni Generali SpA	6,444	132,234
Atlantia SpA	8,406	198,526
Autogrill SpA(1)	4,891	33,149
Brembo SpA	901	29,878
Buzzi Unicem SpA	2,954	39,970
CNH Industrial NV	16,821	137,266
Danieli & C Officine Meccaniche SpA, PFC Shares	1,258	22,705
Davide Campari-Milano SpA	13,191	94,864
DiaSorin SpA	1,161	44,789
Ei Towers SpA(1)	536	26,879
Enel Green Power SpA	26,815	65,919
Enel SpA	46,180	235,976

6

Security	Shares	Value
ENI SpA	22,826	$486,306
Esprinet SpA	1,400	11,569
EXOR SpA	1,603	69,949
GTECH SpA	2,666	62,136
Interpump Group SpA	4,682	61,060
Intesa Sanpaolo SpA	63,074	185,422
Italcementi SpA	5,848	33,493
Italmobiliare SpA, PFC Shares	956	15,363
Luxottica Group SpA	2,905	148,177
Mediobanca SpA(1)	7,502	66,214
Pirelli & C. SpA	4,439	59,526
Prada SpA	7,400	45,555
Recordati SpA	4,398	76,097
Salvatore Ferragamo SpA	2,465	58,322
Snam SpA	22,478	121,549
Sorin SpA(1)	26,970	60,346
STMicroelectronics NV	35,486	237,594
Telecom Italia SpA(1)	296,501	336,019
Telecom Italia SpA, PFC Shares	174,370	156,016
Terna Rete Elettrica Nazionale SpA	11,719	59,084
Tod’s SPA	213	19,652
Unione di Banche Italiane ScpA	9,117	71,600
World Duty Free SpA(1)	2,215	18,807
Yoox SpA(1)	851	15,735

		$3,609,877

Japan — 16.0%
Aeon Co., Ltd.	7,100	$70,253
Air Water, Inc.	3,000	47,821
Aisin Seiki Co., Ltd.	1,100	36,640
Ajinomoto Co., Inc.	7,000	132,165
Alfresa Holdings Corp.	2,400	30,456
Alps Electric Co., Ltd.	2,300	39,149
Asahi Glass Co., Ltd.	6,000	31,228
Asahi Group Holdings, Ltd.	4,400	136,483
Asahi Kasei Corp.	11,000	90,268
Astellas Pharma, Inc.	15,300	237,463
Bank of Kyoto, Ltd. (The)	3,000	25,997
Bank of Yokohama, Ltd. (The)	7,000	40,455
Bridgestone Corp.	1,700	56,810
Calbee, Inc.	1,500	52,537
Canon, Inc.	4,600	141,129
Central Japan Railway Co.	500	74,574
Chiba Bank, Ltd. (The)	7,000	49,721
Chubu Electric Power Co., Inc.(1)	13,000	155,994
Chugai Pharmaceutical Co., Ltd.	3,000	93,788
Chugoku Bank, Ltd. (The)	2,000	29,561
Citizen Holdings Co., Ltd.	5,500	36,131
Coca-Cola West Co., Ltd.	1,900	27,123
Cosmo Oil Co., Ltd.	52,000	81,026
Dai Nippon Printing Co., Ltd.	6,000	59,141
Daicel Corp.	4,000	46,110
Daido Steel Co., Ltd.	6,000	23,018
Daihatsu Motor Co., Ltd.	3,900	55,353
Daikin Industries, Ltd.	800	50,006
Daito Trust Construction Co., Ltd.	300	37,380
Daiwa House Industry Co., Ltd.	4,500	85,138
DeNA Co., Ltd.	1,800	23,260
Denki Kagaku Kogyo K.K.	9,000	29,398
Denso Corp.	2,600	119,167
Dentsu, Inc.	700	26,026
Dowa Holdings Co., Ltd.	3,000	25,262
East Japan Railway Co.	1,000	78,103

7

Security	Shares	Value
Eisai Co., Ltd.	2,100	$82,129
Electric Power Development Co., Ltd.	3,400	118,902
FamilyMart Co., Ltd.	700	28,107
FANUC Corp.	600	105,741
Fast Retailing Co., Ltd.	200	74,351
Fuji Electric Co., Ltd.	9,000	39,541
FUJIFILM Holdings Corp.	2,300	77,208
Fujitsu, Ltd.	11,000	66,874
Hachijuni Bank, Ltd. (The)	3,000	18,368
Hamamatsu Photonics K.K.	1,100	49,973
Hirose Electric Co., Ltd.	400	49,044
Hiroshima Bank, Ltd. (The)	4,000	19,998
Hisamitsu Pharmaceutical Co., Inc.	900	30,295
Hitachi Metals, Ltd.	3,000	50,648
Hokuhoku Financial Group, Inc.	19,000	38,169
Honda Motor Co., Ltd.	5,700	182,225
Hoya Corp.	2,800	99,083
Hulic Co., Ltd.	2,300	25,446
Ibiden Co., Ltd.	2,400	36,077
Idemitsu Kosan Co., Ltd.	3,200	61,887
IHI Corp.	10,000	48,206
Isetan Mitsukoshi Holdings, Ltd.	2,000	27,228
ITOCHU Corp.	4,900	59,234
Iyo Bank, Ltd. (The)	6,000	64,070
Japan Airlines Co., Ltd.	1,000	26,852
Japan Exchange Group, Inc.	3,100	76,899
Japan Real Estate Investment Corp.	5	27,246
Japan Tobacco, Inc.	7,900	269,540
JGC Corp.	1,000	25,700
Joyo Bank, Ltd. (The)	9,000	48,192
JSR Corp.	2,400	43,220
JX Holdings, Inc.	59,300	254,020
Kakaku.com, Inc.	2,000	27,231
Kaken Pharmaceutical Co., Ltd.	2,000	50,108
Kaneka Corp.	6,000	32,966
Kansai Electric Power Co., Inc. (The)(1)	18,800	185,660
Kansai Paint Co., Ltd.	4,000	61,146
Kao Corp.	4,500	175,473
KDDI Corp.	10,100	663,261
Keikyu Corp.	5,000	41,600
Keio Corp.	5,000	37,979
Keyence Corp.	300	145,375
Kikkoman Corp.	2,000	46,002
Kintetsu Corp.	12,000	41,743
Kobayashi Pharmaceutical Co., Ltd.	500	30,863
Koito Manufacturing Co., Ltd.	1,000	30,132
Konami Corp.	1,600	32,125
Konica Minolta, Inc.	3,000	33,521
Kubota Corp.	6,000	95,508
Kuraray Co., Ltd.	3,500	40,653
Kyocera Corp.	2,000	92,183
Kyowa Hakko Kirin Co., Ltd.	5,000	58,317
Kyushu Electric Power Co., Inc.(1)	12,800	138,876
Lawson, Inc.	600	40,702
Lion Corp.	5,000	28,249
LIXIL Group Corp.	1,100	24,123
M3, Inc.	2,200	36,715
Makita Corp.	1,000	55,999
Marubeni Corp.	5,000	32,147

8

Security	Shares	Value
Maruichi Steel Tube, Ltd.	1,200	$28,338
Matsumotokiyoshi Holdings Co., Ltd.	1,000	29,082
MEIJI Holdings Co., Ltd.	700	58,732
Miraca Holdings, Inc.	800	33,584
Mitsubishi Chemical Holdings Corp.	14,500	71,425
Mitsubishi Corp.	5,000	98,042
Mitsubishi Estate Co., Ltd.	4,000	101,899
Mitsubishi Gas Chemical Co., Inc.	5,000	29,916
Mitsubishi Materials Corp.	18,000	56,338
Mitsubishi Motors Corp.	7,000	72,024
Mitsubishi Tanabe Pharma Corp.	3,600	54,746
Mitsubishi UFJ Financial Group, Inc.	34,100	198,776
Mitsui & Co., Ltd.	5,400	81,535
Mitsui Chemicals, Inc.	14,000	40,554
Mitsui Fudosan Co., Ltd.	3,000	96,499
Mitsui O.S.K. Lines, Ltd.	8,000	25,275
Mizuho Financial Group, Inc.	69,700	127,015
Murata Manufacturing Co., Ltd.	1,100	123,596
NGK Spark Plug Co., Ltd.	1,000	26,081
NH Foods, Ltd.	2,000	46,119
Nidec Corp.	800	52,858
Nintendo Co., Ltd.	700	75,445
Nippon Building Fund, Inc.	5	28,023
Nippon Electric Glass Co., Ltd.	4,000	18,600
Nippon Express Co., Ltd.	6,000	26,394
Nippon Kayaku Co., Ltd.	2,000	26,298
Nippon Paint Holdings Co., Ltd.	2,000	45,415
Nippon Shinyaku Co., Ltd.	2,000	57,565
Nippon Shokubai Co., Ltd.	3,000	35,960
Nippon Telegraph & Telephone Corp.	7,900	491,529
Nippon Yusen KK	10,000	25,926
Nishi-Nippon City Bank, Ltd. (The)	8,000	21,930
Nissan Chemical Industries, Ltd.	2,000	37,082
Nissan Motor Co., Ltd.	6,300	57,467
Nisshin Seifun Group, Inc.	3,800	38,426
Nissin Foods Holdings Co., Ltd.	800	42,164
Nitori Holdings Co., Ltd.	400	25,350
Nitto Denko Corp.	2,100	113,576
Nomura Research Institute, Ltd.	900	29,685
NTT Data Corp.	2,200	86,001
NTT DoCoMo, Inc.	29,200	492,484
Obic Co., Ltd.	1,000	35,699
Odakyu Electric Railway Co., Ltd.	4,000	37,541
OJI Paper Co., Ltd.	10,000	36,155
Okinawa Electric Power Co., Inc. (The)	900	27,447
Ono Pharmaceutical Co., Ltd.	1,100	111,039
Oracle Corp. Japan	1,400	54,199
Oriental Land Co., Ltd.	200	42,768
ORIX Corp.	3,900	54,133
Osaka Gas Co., Ltd.	48,000	191,464
Otsuka Holdings Co., Ltd.	4,700	164,867
Pigeon Corp.	600	37,402
Rakuten, Inc.	2,500	28,191
Rinnai Corp.	500	44,413
San-Ai Oil Co., Ltd.	4,000	27,688
Santen Pharmaceutical Co., Ltd.	1,100	65,655
Sawai Pharmaceutical Co., Ltd.	500	29,789
SECOM Co., Ltd.	1,500	92,438
Sekisui House, Ltd.	3,000	37,305
Seven Bank, Ltd.	9,500	39,676
Sharp Corp.(1)	10,000	25,185
Shimadzu Corp.	4,000	34,805

9

Security	Shares	Value
Shimamura Co., Ltd.	200	$17,591
Shimano, Inc.	300	39,782
Shin-Etsu Chemical Co., Ltd.	2,400	154,053
Shionogi & Co., Ltd.	3,500	91,566
Shiseido Co., Ltd.	4,100	68,036
Shizuoka Bank, Ltd. (The)	7,000	72,329
Showa Denko K.K.	23,000	30,437
Showa Shell Sekiyu K.K.	6,200	53,198
SMC Corp.	200	56,727
Stanley Electric Co., Ltd.	2,000	40,661
Sumitomo Corp.	3,700	39,478
Sumitomo Metal Mining Co., Ltd.	4,000	55,490
Sumitomo Mitsui Financial Group, Inc.	4,300	175,366
Sumitomo Osaka Cement Co., Ltd.	7,000	21,882
Suruga Bank, Ltd.	1,000	20,906
Suzuken Co., Ltd.	2,100	56,303
Taiheiyo Cement Corp.	12,000	44,027
Taisho Pharmaceutical Holdings Co., Ltd.	500	35,094
Taiyo Nippon Sanso Corp.	6,000	54,018
Takashimaya Co., Ltd.	3,000	25,556
Takeda Pharmaceutical Co., Ltd.	5,800	251,420
TDK Corp.	700	39,733
TEIJIN, Ltd.	12,000	29,338
Toho Gas Co., Ltd.	21,000	113,577
Tokio Marine Holdings, Inc.	2,500	80,170
Tokyo Electron, Ltd.	1,300	83,349
Tokyo Gas Co., Ltd.	40,000	230,573
Tokyu Fudosan Holdings Corp.	4,000	28,429
TonenGeneral Sekiyu K.K.	10,000	87,280
Toray Industries, Inc.	11,000	73,848
Toshiba Corp.	14,000	61,826
Tosoh Corp.	7,000	30,440
TOTO, Ltd.	3,000	33,852
Toyo Seikan Kaisha, Ltd.	2,200	26,679
Toyo Suisan Kaisha, Ltd.	1,000	34,536
Toyota Industries Corp.	700	33,331
Toyota Motor Corp.	6,900	415,223
Toyota Tsusho Corp.	1,100	27,737
Trend Micro, Inc.	1,000	33,696
Tsuruha Holdings, Inc.	600	35,424
Ube Industries, Ltd.	17,000	26,321
Unicharm Corp.	4,500	104,640
UNY Group Holdings Co., Ltd.	4,800	25,447
USS Co., Ltd.	2,100	33,050
Yahoo! Japan Corp.	13,100	47,194
Yamaguchi Financial Group, Inc.	3,000	28,653
Yamato Holdings Co., Ltd.	1,600	34,212
Yamazaki Baking Co., Ltd.	2,000	24,725
Yokohama Rubber Co., Ltd. (The)	3,000	27,233
Zeon Corp.	3,000	27,769

		$14,605,082

Netherlands — 3.9%
Aegon NV	8,237	$67,135
Aercap Holdings NV(1)	688	29,818
Akzo Nobel NV	3,824	255,009
AMG Advanced Metallurgical Group NV(1)	3,023	24,965
Arcadis NV	837	25,749
ASML Holding NV	4,396	438,335
Corio NV	765	37,236

10

Security	Shares	Value
Delta Lloyd NV	1,897	$43,239
Fugro NV	3,598	49,610
Gemalto NV	598	45,739
Heineken NV	1,487	111,085
ING Groep NV(1)	26,589	380,764
Koninklijke Ahold NV	6,370	106,689
Koninklijke DSM NV	2,229	139,665
Koninklijke KPN NV	81,951	269,761
Koninklijke Philips NV	8,919	249,356
Koninklijke Vopak NV	1,811	90,821
OCI NV(1)	716	24,963
QIAGEN NV(1)	4,147	97,460
Reed Elsevier NV	20,137	463,861
TNT Express NV	3,342	19,425
Unilever NV	12,741	493,821
Ziggo NV	1,394	68,122

		$3,532,628

New Zealand — 1.0%
Argosy Property, Ltd.	60,306	$49,735
Auckland International Airport, Ltd.	43,789	132,382
Contact Energy, Ltd.	24,937	120,974
Fisher & Paykel Healthcare Corp., Ltd.	16,073	70,239
Fletcher Building, Ltd.	13,722	92,554
Kiwi Income Property Trust REIT	67,261	62,922
Ryman Healthcare, Ltd.	8,800	52,102
Sky Network Television, Ltd.	14,463	71,813
Spark New Zealand, Ltd.	43,247	106,725
Trade Me, Ltd.	8,500	26,103
Xero, Ltd.(1)	7,410	91,912

		$877,461

Norway — 1.9%
Atea ASA	4,761	$52,054
Borregaard ASA	4,154	28,867
DNB ASA	7,932	145,729
DNO ASA(1)	15,813	38,311
Gjensidige Forsikring ASA	2,079	37,764
Kongsberg Gruppen ASA	3,556	71,961
Leroey Seafood Group ASA	876	33,139
Nordic Semiconductor ASA(1)	10,644	59,964
Opera Software ASA	6,482	81,174
Orkla ASA	20,408	156,040
Salmar ASA	2,133	38,429
Schibsted ASA	4,516	238,857
Seadrill, Ltd.	2,497	56,430
SpareBank 1 SR-Bank ASA	1,300	11,183
Statoil ASA	4,515	103,328
Stolt-Nielsen, Ltd.	2,767	49,855
Telenor ASA	11,662	262,239
Veidekke ASA	7,128	69,231
Yara International ASA	4,366	200,492

		$1,735,047

Portugal — 0.9%
Banco Comercial Portugues SA(1)	876,675	$99,087
EDP-Energias de Portugal SA	28,223	121,453
Galp Energia SGPS SA, Class B	7,461	108,173
Jeronimo Martins SGPS SA	8,979	78,581
Mota-Engil SGPS SA	17,107	89,766
NOS SGPS	18,782	107,754
Portucel SA	26,812	99,789
Portugal Telecom SGPS SA	59,823	97,985

		$802,588

11

Security	Shares	Value
Singapore — 1.9%
Ascendas Real Estate Investment Trust	33,000	$57,320
Biosensors International Group, Ltd.(1)	39,000	18,968
CapitaMall Trust	23,000	35,277
ComfortDelGro Corp., Ltd.	28,000	57,568
Ezion Holdings, Ltd.	54,000	63,590
Ezra Holdings, Ltd.	35,000	22,240
First Resources, Ltd.	15,000	24,301
Flextronics International, Ltd.(1)	19,412	208,097
Genting Singapore PLC	146,000	125,044
Global Logistic Properties, Ltd.	13,000	27,858
Golden Agri-Resources, Ltd.	138,000	55,925
OSIM International, Ltd.	14,000	20,281
Oversea-Chinese Banking Corp., Ltd.	13,000	100,140
Petra Foods, Ltd.	11,000	32,604
Raffles Medical Group, Ltd.	14,000	41,447
Sembcorp Industries, Ltd.	16,000	60,529
Singapore Airlines, Ltd.	6,000	46,240
Singapore Press Holdings, Ltd.	28,000	93,328
Singapore Technologies Engineering, Ltd.	20,000	58,391
Singapore Telecommunications, Ltd.	72,000	211,916
StarHub, Ltd.	12,000	38,572
UMS Holdings, Ltd.	55,000	21,631
United Overseas Bank, Ltd.	6,000	107,494
Venture Corp., Ltd.	9,000	54,211
Wilmar International, Ltd.	57,000	142,083

		$1,725,055

Spain — 4.0%
Abertis Infraestructuras SA	8,323	$173,554
Acerinox SA	5,463	81,287
Amadeus IT Holding SA, Class A	12,008	441,800
Banco de Sabadell SA	19,546	56,512
Banco Santander SA	33,020	291,749
Bankia SA(1)	37,040	66,426
CaixaBank SA	10,193	55,707
Distribuidora Internacional de Alimentacion SA	16,912	107,455
Ebro Foods SA	2,310	41,347
Enagas SA	2,646	88,799
Ferrovial SA	9,070	185,436
Gas Natural SDG SA	1,333	38,493
Grifols SA, Class A	4,744	193,717
Grifols SA, Class B, PFC Shares	4,595	161,736
Iberdrola SA	29,876	211,490
Industria de Diseno Textil SA	15,343	431,646
Red Electrica Corp. SA	938	81,964
Repsol SA	15,247	340,755
Tecnicas Reunidas SA	709	34,928
Telefonica SA	25,345	381,383
Tubos Reunidos SA	9,481	27,771
Viscofan SA	1,399	82,262
Zardoya Otis SA	4,388	51,164

		$3,627,381

Sweden — 4.0%
AAK AB	447	$24,244
Alfa Laval AB	1,173	24,180
Assa Abloy AB	1,208	64,126
Atlas Copco AB, Class A	3,417	98,976
Atlas Copco AB, Class B	2,200	58,273

12

Security	Shares	Value
Axis Communications AB	1,895	$51,802
Betsson AB(1)	450	15,900
BillerudKorsnas AB	11,385	166,059
Castellum AB	1,758	26,959
Elekta AB, Class B	20,281	207,980
Hennes & Mauritz AB, Class B	9,753	389,140
Hexpol AB	1,789	158,501
Holmen AB, Class B	3,945	130,570
ICA Gruppen AB	1,341	53,695
Investment AB Kinnevik, Class B	858	27,244
Investor AB, Class B	3,043	109,221
Lundin Petroleum AB(1)	6,341	89,627
Meda AB, Class A	16,736	219,176
NIBE Industrier AB	1,022	27,128
Nordea Bank AB	5,404	69,505
Skanska AB, Class B	3,676	74,933
SKF AB, Class B	3,418	68,556
Svenska Cellulosa AB SCA, Class B	12,344	276,586
Svenska Handelsbanken AB, Class A	1,287	61,525
Swedbank AB, Class A	5,949	157,653
Swedish Match AB	3,358	109,192
Tele2 AB, Class B	8,730	110,920
Telefonaktiebolaget LM Ericsson, Class B	31,123	367,762
TeliaSonera AB	47,915	331,800
Tethys Oil AB(1)	2,578	28,423
Unibet Group PLC SDR	250	14,410
Wihlborgs Fastigheter AB	1,547	27,132

		$3,641,198

Switzerland — 7.9%
ABB, Ltd.(1)	21,171	$464,464
Allreal Holding AG(1)	213	28,194
Ascom Holding AG	1,636	24,014
Baloise Holding AG	668	84,091
Barry Callebaut AG(1)	43	45,132
Belimo Holding AG	10	24,819
Bucher Industries AG	89	22,607
Burckhardt Compression Holdings AG	56	23,993
Comet Holding AG(1)	50	33,343
Compagnie Financiere Richemont SA, Class A	7,890	665,236
Dufry AG(1)	326	46,999
Ems-Chemie Holding AG	319	114,882
Forbo Holding AG(1)	29	30,123
Galenica AG	80	68,458
GAM Holding AG(1)	1,621	27,683
Gategroup Holding AG(1)	975	21,970
Geberit AG	539	183,980
Givaudan SA	152	253,836
Helvetia Holding AG	61	29,006
Implenia AG	405	21,836
Inficon Holding AG(1)	86	26,831
Julius Baer Group, Ltd.(1)	1,792	78,557
Kaba Holding AG	62	29,560
Komax Holding AG	194	28,585
Kuehne & Nagel International AG	525	68,423
Kuoni Reisen Holding AG(1)	68	18,538
Leonteq AG(1)	158	34,454
Lindt & Spruengli AG PC	5	25,095
Logitech International SA	5,517	78,108
Mobimo Holding AG(1)	140	27,595
Nestle SA	14,723	1,079,698
Novartis AG	10,033	931,091

13

Security	Shares	Value
OC Oerlikon Corp. AG(1)	1,895	$23,978
Partners Group Holding AG	120	31,933
PSP Swiss Property AG(1)	319	27,379
Schindler Holding AG	205	27,754
Schindler Holding AG PC	772	107,993
Schmolz & Bickenbach AG(1)	21,068	25,441
Schweizerische National-Versicherungs-Gesellschaft AG	442	36,859
SGS SA	52	114,323
Sika AG	37	132,261
Sonova Holding AG	815	127,084
Swatch Group, Ltd. (The)	532	45,009
Swatch Group, Ltd. (The), Bearer Shares	492	233,386
Swiss Life Holding AG	339	77,780
Swiss Prime Site AG(1)	635	48,277
Swiss Re AG	3,343	270,318
Swisscom AG	551	324,826
Syngenta AG	1,818	562,230
U-Blox AG(1)	256	34,607
Valora Holding AG	105	21,749
Vontobel Holding AG	783	28,459
Zurich Insurance Group AG	783	236,958

		$7,179,805

United Kingdom — 15.7%
3i Group PLC	4,683	$29,786
Aberdeen Asset Management PLC	2,376	16,524
Aggreko PLC	3,797	92,639
Anglo American PLC	8,710	183,899
Anite PLC	21,623	30,213
Antofagasta PLC	6,511	73,326
Associated British Foods PLC	2,444	107,858
AstraZeneca PLC	8,379	612,072
Aveva Group PLC	1,989	48,805
Aviva PLC	12,559	105,047
Babcock International Group PLC	2,614	45,878
BAE Systems PLC	27,684	203,872
Balfour Beatty PLC	6,223	15,374
Bellway PLC	1,198	33,605
Berendsen PLC	1,722	27,884
Berkeley Group Holdings PLC	895	32,731
BHP Billiton PLC	12,765	329,804
Bovis Homes Group PLC	2,197	29,671
BP PLC	70,881	509,982
British American Tobacco PLC	8,030	455,121
British Land Co. PLC (The)	2,591	30,254
British Sky Broadcasting Group PLC	6,095	86,380
Britvic PLC	2,404	26,211
Bunzl PLC	1,959	53,198
Burberry Group PLC	2,842	69,838
Capita PLC	6,789	119,364
Carillion PLC	4,756	25,338
Carnival PLC	1,260	50,244
Close Brothers Group PLC	1,265	29,686
Cobham PLC	15,469	72,158
Compass Group PLC	8,535	137,763
Croda International PLC	2,328	85,592
CSR PLC	6,722	90,339
Daily Mail & General Trust PLC, Class A	2,090	26,446
Diageo PLC	11,133	328,339
Dignity PLC	1,248	31,375
Direct Line Insurance Group PLC	7,143	31,598
Domino Printing Sciences PLC	3,583	34,653

14

Security	Shares	Value
Drax Group PLC	14,129	$134,437
easyJet PLC	1,477	35,491
Essentra PLC	2,162	23,804
Experian PLC	6,510	97,885
Firstgroup PLC(1)	13,353	24,064
Fresnillo PLC	2,720	30,397
Friends Life Group, Ltd.	5,909	30,644
G4s PLC	10,246	41,939
Galliford Try PLC	1,479	28,946
GlaxoSmithKline PLC	31,543	713,312
Glencore PLC	68,718	352,567
Grainger PLC	8,181	24,792
Great Portland Estates PLC	2,834	31,191
Greene King PLC	2,039	26,214
Halma PLC	12,223	121,960
Hammerson PLC	3,109	30,543
Hargreaves Lansdown PLC	1,490	23,742
Howden Joinery Group PLC	5,262	28,871
HSBC Holdings PLC	43,738	445,925
Imperial Tobacco Group PLC	4,149	180,240
Informa PLC	3,994	30,791
Inmarsat PLC	18,934	207,893
Innovation Group PLC	55,576	24,053
InterContinental Hotels Group PLC	3,051	115,893
Intertek Group PLC	1,097	47,814
J Sainsbury PLC	22,269	87,730
Jazztel PLC(1)	650	10,392
Johnson Matthey PLC	2,211	105,557
Kingfisher PLC	14,107	68,341
Laird PLC	9,172	46,296
Land Securities Group PLC	5,329	94,558
Legal & General Group PLC	13,675	50,684
Lloyds Banking Group PLC(1)	126,828	156,619
Londonmetric Property PLC REIT	12,704	29,955
Marks & Spencer Group PLC	13,275	86,444
Marston’s PLC	12,099	29,222
Mears Group PLC	3,501	24,736
Meggitt PLC	3,730	26,943
Melrose Industries PLC	16,531	67,944
Micro Focus International PLC	4,640	73,921
Mitie Group PLC	5,570	26,874
Mondi PLC	2,542	42,961
Moneysupermarket.com Group PLC	34,202	109,873
National Grid PLC	49,964	741,464
NCC Group PLC	9,827	31,006
Next PLC	916	94,565
Old Mutual PLC	26,050	80,900
Oxford Instruments PLC	1,689	29,266
Pace PLC	12,497	69,476
Pearson PLC	4,832	90,574
Playtech PLC	6,421	72,728
Premier Farnell PLC	12,971	39,396
Provident Financial PLC	887	30,164
Randgold Resources, Ltd.	1,221	71,463
Reckitt Benckiser Group PLC	2,627	221,255
Reed Elsevier PLC	7,191	118,344
Renishaw PLC	1,171	33,312
Rentokil Initial PLC	14,663	28,917
Restaurant Group PLC (The)	2,796	30,293
Rexam PLC	6,129	46,714
Rightmove PLC	729	24,657

15

Security	Shares	Value
Rolls-Royce Holdings PLC	12,754	$172,746
Rolls-Royce Holdings PLC, Class C(1)	1,147,860	1,836
Rotork PLC	683	27,997
Royal Dutch Shell PLC, Class A	19,560	698,718
Royal Dutch Shell PLC, Class B	6,034	222,929
RSA Insurance Group PLC(1)	3,640	28,165
Sage Group PLC (The)	35,131	212,734
SDL PLC(1)	5,875	37,021
Segro PLC REIT	5,128	31,241
Serco Group PLC	3,863	18,434
Smiths Group PLC	4,467	83,429
Spirent Communications PLC	20,354	24,339
Sports Direct International PLC(1)	2,256	23,301
SSE PLC	15,337	393,102
Standard Chartered PLC	5,378	80,953
Synergy Health PLC	4,084	122,157
TalkTalk Telecom Group PLC	38,654	186,040
Tate & Lyle PLC	2,539	24,573
Telecity Group PLC	5,845	72,179
TT Electronics PLC	8,490	22,765
UBM PLC	2,730	24,885
UNITE Group PLC (The)	4,128	28,224
United Utilities Group PLC	14,623	200,456
Vodafone Group PLC	330,004	1,097,413
Whitbread PLC	1,494	104,432
William Hill PLC	16,136	93,185
WM Morrison Supermarkets PLC	14,366	35,669
WS Atkins PLC	1,396	30,351
Xaar PLC	2,984	13,304
Xchanging PLC	11,222	34,025

		$14,306,422

Total Common Stocks (identified cost $86,278,917)		$90,530,100

Investment Funds — 0.0%(2)

Security	Shares	Value
HBM Healthcare Investments AG	359	$34,058

Total Investment Funds (identified cost $30,302)		$34,058

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$340	$340,183

Total Short-Term Investments (identified cost $340,183)		$340,183

Total Investments — 99.8% (identified cost $86,649,402)		$90,904,341

Other Assets, Less Liabilities — 0.2%		$205,210

Net Assets — 100.0%		$91,109,551

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

16

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2014 was $577.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.0%	$31,023,577
Japanese Yen	16.0	14,605,082
British Pound Sterling	16.0	14,538,169
Swiss Franc	8.1	7,350,127
Australian Dollar	8.0	7,331,964
Swedish Krona	4.0	3,641,198
Hong Kong Dollar	3.6	3,323,428
United States Dollar	2.1	1,905,252
Danish Krone	2.0	1,823,753
Norwegian Krone	2.0	1,781,871
Singapore Dollar	1.7	1,560,410
Israeli Shekel	1.3	1,142,049
New Zealand Dollar	1.0	877,461

Total Investments	99.8%	$90,904,341

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.8%	$11,669,987
Industrials	11.8	10,783,520
Consumer Discretionary	11.6	10,539,554
Consumer Staples	10.8	9,796,001
Materials	10.1	9,232,405
Health Care	10.0	9,076,882
Telecommunication Services	9.9	9,022,533
Information Technology	8.9	8,090,162
Utilities	7.4	6,785,954
Energy	6.1	5,533,102
Short-Term Investments	0.4	340,183
Investment Funds	0.0 (1)	34,058

Total Investments	99.8%	$90,904,341

(1)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at October 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$87,005,713

Gross unrealized appreciation	$9,519,999
Gross unrealized depreciation	(5,621,371)

Net unrealized appreciation	$3,898,628

17

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$208,097	$27,949,608		$—	$28,157,705
Developed Europe	468,695	60,170,192		—	60,638,887
Developed Middle East	591,459	1,142,049		—	1,733,508
Total Common Stocks	$1,268,251	$89,261,849	*	$—	$90,530,100
Investment Funds	$—	$34,058		$—	$34,058
Short-Term Investments	—	340,183		—	340,183
Total Investments	$1,268,251	$89,636,090		$—	$90,904,341

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

18

Parametric Global Small-Cap Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 3.5%
Adelaide Brighton, Ltd.	970	$2,892
Alumina, Ltd.(1)	3,204	4,631
Amcom Telecommunications, Ltd.	2,585	5,077
Ansell, Ltd.	486	8,525
Aristocrat Leisure, Ltd.	984	5,594
AWE, Ltd.(1)	3,708	5,748
Beach Energy, Ltd.	4,500	4,655
Bega Cheese, Ltd.	902	4,108
CSG, Ltd.	4,974	5,354
CSR, Ltd.	1,082	3,312
Downer EDI, Ltd.	935	3,948
Drillsearch Energy, Ltd.(1)	2,054	2,145
DUET Group	5,309	11,492
DuluxGroup, Ltd.	752	3,554
Echo Entertainment Group, Ltd.	1,151	3,865
Energy Resources of Australia, Ltd.(1)	3,794	4,254
Federation Centres	2,213	5,314
Goodman Fielder, Ltd.	6,341	3,588
GrainCorp, Ltd., Class A	840	6,497
Greencross, Ltd.	371	2,801
Investa Office Fund	2,551	8,049
IOOF Holdings, Ltd.	535	4,267
iProperty Group, Ltd.(1)	2,043	4,380
Iress, Ltd.	881	7,666
JB Hi-Fi, Ltd.	315	4,338
M2 Group, Ltd.	1,436	9,964
Macquarie Atlas Roads Group	1,021	2,732
Mesoblast, Ltd.(1)	791	2,928
Monadelphous Group, Ltd.	215	2,385
Myer Holdings, Ltd.	1,814	3,081
NEXTDC, Ltd.(1)	2,526	4,443
Platinum Asset Management, Ltd.	575	3,338
Primary Health Care, Ltd.	1,699	6,962
Qube Holdings, Ltd.	1,740	3,764
REA Group, Ltd.	67	2,683
Reece Australia, Ltd.	125	3,664
Regis Resources, Ltd.	1,971	2,394
Select Harvests, Ltd.	642	3,564
Sims Metal Management, Ltd.	311	3,105
Spark Infrastructure Group	6,295	10,582
Tassal Group, Ltd.	1,158	3,761
Technology One, Ltd.	1,619	4,780
TPG Telecom, Ltd.	819	5,303
Transpacific Industries Group, Ltd.	4,376	3,478
Whitehaven Coal, Ltd.(1)	2,505	3,359
Wotif.com Holdings, Ltd.	998	2,669

		$214,993

Austria — 0.4%
AMAG Austria Metall AG(2)	72	$2,299
ams AG	88	3,156

1

Security	Shares	Value
CA Immobilien Anlagen AG	146	$2,800
Conwert Immobilien Invest SE	261	2,895
DO & Co. AG	59	3,609
Flughafen Wien AG	30	2,755
Kapsch TrafficCom AG	97	2,043
RHI AG	125	3,205
Wienerberger AG	186	2,249

		$25,011

Belgium — 0.8%
Agfa-Gevaert NV(1)	823	$2,076
Arseus NV	45	1,795
Barco NV	38	2,802
Befimmo SCA Sicafi	28	2,158
Bekaert SA NV	76	2,389
Cofinimmo	20	2,323
Compagnie d’Entreprises CFE	56	6,056
D’Ieteren SA NV	85	3,078
Elia System Operator SA NV	124	6,151
Euronav SA(1)	475	5,041
EVS Broadcast Equipment SA	60	1,945
Gimv NV	47	2,135
Kinepolis	71	2,844
Mobistar SA(1)	268	5,747
Tessenderlo Chemie NV(1)	113	2,932
ThromboGenics NV(1)	220	1,934

		$51,406

Brazil — 1.8%
Abril Educacao SA	600	$2,773
Aliansce Shopping Centers SA	500	3,673
American Banknote SA	200	3,211
BR Properties SA	500	2,526
Bradespar SA, PFC Shares	650	4,391
Brasil Pharma SA(1)	1,900	2,783
Duratex SA	1,550	5,567
EDP-Energias do Brasil SA	600	2,342
Equatorial Energia SA	900	9,182
Estacio Participacoes SA	500	5,791
Linx SA	125	2,597
Localiza Rent a Car SA	200	2,883
LPS Brasil Consultoria de Imoveis SA	500	1,715
Mahle-Metal Leve SA Industria e Comercio	500	4,722
Marcopolo SA, PFC Shares	1,800	3,080
Metalurgica Gerdau SA, PFC Shares	900	4,867
Minerva SA(1)	600	3,087
PDG Realty SA Empreendimentos e Participacoes(1)	5,200	2,560
Profarma Distribuidora de Produtos Farmaceuticos SA	625	2,747
QGEP Participacoes SA	700	2,545
Qualicorp SA(1)	1,275	12,967
Raia Drogasil SA	500	4,538
Santos Brasil Participacoes SA	300	1,913
Sao Martinho SA	200	3,148
Sonae Sierra Brasil SA	400	2,890
Totvs SA	550	8,017

		$106,515

Canada — 3.3%
Aimia, Inc.	172	$2,480
Air Canada, Class A(1)	380	3,166
Alamos Gold, Inc.	341	2,545

2

Security	Shares	Value
Allied Properties Real Estate Investment Trust	181	$5,712
Amaya Gaming Group, Inc.(1)	105	3,191
Birchcliff Energy, Ltd.(1)	378	2,925
Bonterra Energy Corp.	78	3,507
Canadian Western Bank	92	3,082
Canfor Corp.(1)	371	8,638
Capital Power Corp.	566	12,846
CCL Industries, Inc.	76	7,683
Celestica, Inc.(1)	500	5,492
China Gold International Resources Corp., Ltd.(1)	1,591	3,049
Cineplex, Inc.	59	2,223
Computer Modelling Group, Ltd.	220	2,286
Concordia Healthcare Corp.	98	3,674
Constellation Software Inc.	24	6,761
Descartes Systems Group, Inc. (The)(1)	247	3,485
DH Corp.	198	6,324
Dollarama, Inc.	107	9,401
E-L Financial Corp, Ltd.	4	2,449
Enbridge Income Fund Holdings, Inc.	111	2,925
Enerflex, Ltd.	317	4,528
First Majestic Silver Corp.(1)	665	3,410
Freehold Royalties, Ltd.	114	2,124
Gibson Energy, Inc.	96	2,792
Gran Tierra Energy, Inc.(1)	526	2,399
High Liner Foods, Inc.	109	2,131
Home Capital Group, Inc.	190	9,107
Imperial Metals Corp.(1)	302	2,554
Just Energy Group, Inc.	622	3,030
MacDonald Dettwiler & Associates, Ltd.	57	4,346
Manitoba Telecom Services, Inc.	89	2,346
Maple Leaf Foods, Inc.	233	4,031
Medical Facilities Corp.	199	3,182
Mullen Group, Ltd.	179	3,478
North West Co., Inc. (The)	352	7,277
Northland Power, Inc.	529	7,871
Parkland Fuel Corp.	150	2,935
Pason Systems, Inc.	201	4,810
Quebecor, Inc., Class B	123	3,157
Ritchie Bros Auctioneers, Inc.	132	3,227
RONA, Inc.	382	4,660
Russel Metals, Inc.	78	2,273
Toromont Industries, Ltd.	104	2,483
WestJet Airlines, Ltd.	153	4,329
Westshore Terminals Investment Corp.	91	2,773

		$199,097

Chile — 0.4%
A.F.P. Habitat SA	3,057	$4,840
Almendral SA	45,176	3,729
Banmedica SA	2,310	3,894
Besalco SA	3,333	2,230
Inversiones Aguas Metropolitanas SA	2,520	3,810
Ripley Corp. SA	8,187	4,482
Vina Concha y Toro SA	2,004	3,832

		$26,817

China — 3.5%
ANTA Sports Products, Ltd.	2,000	$3,926
Anton Oilfield Services (Group), Ltd.	8,000	1,701
Beijing Enterprises Water Group, Ltd.(1)	8,000	5,718

3

Security	Shares	Value
Beijing Jingneng Clean Energy Co., Ltd., Class H	8,000	$3,562
C.P. Pokphand Co., Ltd.	30,000	3,446
Carnival Group International Holdings, Ltd.(1)	30,000	4,912
China Datang Corp. Renewable Power Co., Ltd., Class H	18,000	2,601
China Foods, Ltd.(1)	8,000	2,994
China High Speed Transmission Equipment Group Co., Ltd.(1)	4,000	3,153
China Medical System Holdings, Ltd.	5,000	9,218
China Modern Dairy Holdings, Ltd.(1)	9,000	3,982
China Oil & Gas Group, Ltd.	20,000	3,204
China Pharmaceutical Group, Ltd.	4,000	3,680
China Power International Development, Ltd.	11,000	4,969
China Rongsheng Heavy Industries Group Holdings, Ltd.(1)	13,000	2,077
China Shineway Pharmaceutical Group, Ltd.	2,000	3,640
China Singyes Solar Technologies Holdings, Ltd.(1)	2,000	3,830
China South City Holdings, Ltd.	8,000	3,644
China Suntien Green Energy Corp., Ltd., Class H	9,000	2,390
China Tian Lun Gas Holdings, Ltd.(1)	3,000	3,462
China Travel International Investment Hong Kong, Ltd.	20,000	6,169
China Zhongwang Holdings, Ltd.	7,600	4,003
CIMC Enric Holdings, Ltd.	4,000	4,028
CITIC Telecom International Holdings, Ltd.	12,000	4,799
Dah Chong Hong Holdings, Ltd.	5,000	2,949
E-House China Holdings, Ltd. ADR	300	2,997
Franshion Properties China, Ltd.	10,000	2,374
Guangzhou Automobile Group Co., Ltd., Class H	2,000	1,777
Haitian International Holdings, Ltd.	2,000	4,264
Hanergy Thin Film Power Group, Ltd.(1)	26,000	5,932
Huabao International Holdings, Ltd.	5,000	3,575
Hunan Nonferrous Metals Corp., Ltd., Class H(1)	10,000	3,211
Kingsoft Corp, Ltd.	3,000	7,052
Newocean Energy Holdings, Ltd.	14,000	6,595
Shenguan Holdings Group, Ltd.	10,000	2,828
Shenzhen International Holdings, Ltd.	2,500	3,973
Shenzhen Investment, Ltd.	8,000	2,311
Shougang Fushan Resources Group, Ltd.	14,000	3,214
Sino Biopharmaceutical, Ltd.	4,000	4,022
Sinopec Engineering Group Co., Ltd., Class H	2,500	2,411
Sinopec Kantons Holdings, Ltd.	10,000	8,280
SouFun Holdings, Ltd. ADR	520	5,070
Sunac China Holdings, Ltd.	5,000	4,342
TAL Education Group ADR(1)	100	3,176
Towngas China Co., Ltd.	4,000	4,190
Uni-President China Holdings, Ltd.	5,000	4,624
Vinda International Holdings, Ltd.	3,000	4,550
Vipshop Holdings, Ltd. ADR(1)	37	8,484
WuXi PharmaTech (Cayman), Inc. ADR(1)	227	8,558
Yingde Gases Group Co.	6,500	5,075
Youku Tudou, Inc. ADR(1)	114	2,234
YY, Inc. ADR(1)	28	2,320

		$215,496

Denmark — 0.8%
ALK-Abello A/S	19	$2,143
Auriga Industries A/S, Class B(1)	93	4,805
Bang & Olufsen A/S(1)	487	3,780
D/S Norden A/S	91	2,393
GN Store Nord A/S	153	3,560
NKT Holding A/S	39	2,023
Royal Unibrew A/S(1)	36	5,885
SimCorp A/S	218	6,579

4

Security	Shares	Value
Spar Nord Bank A/S	285	$2,881
Sydbank A/S(1)	108	3,428
Topdanmark A/S(1)	96	3,056
United International Enterprises, Ltd.	19	3,387
Vestas Wind Systems A/S(1)	86	2,870
Zealand Pharma A/S(1)	205	2,348

		$49,138

Finland — 0.8%
Amer Sports Oyj	200	$3,833
Citycon Oyj	974	3,156
F-Secure Oyj	1,008	2,462
Huhtamaki Oyj	222	5,633
Oriola-KD Oyj, Series B(1)	1,275	4,216
Raisio Oyj	1,138	5,677
Ramirent Oyj	365	2,913
Stockmann Oyj Abp, Class B	370	4,099
Technopolis Oyj	672	3,416
Tieto Oyj	211	5,350
Tikkurila Oyj	160	3,304
Uponor Oyj	193	2,565
Valmet Oyj	305	3,228

		$49,852

France — 3.4%
Alten SA	168	$7,186
Arkema SA	160	9,875
bioMerieux	62	6,539
Bollore SA	10	4,741
CGG SA(1)	879	5,078
Edenred	176	4,879
Etablissements Maurel et Prom(1)	504	6,024
Eutelsat Communications SA	98	3,177
Fonciere des Regions	52	4,781
Gecina SA	35	4,737
Groupe Eurotunnel SA	407	5,144
Havas SA	1,085	8,776
ICADE	48	3,819
Imerys SA	91	6,530
Ingenico	191	19,028
Ipsen SA	130	6,390
IPSOS	159	4,124
Lagardere SCA	116	2,823
MPI	747	3,112
Orpea	44	2,685
Remy Cointreau SA	165	11,743
Rubis SCA	174	10,238
Sartorius Stedim Biotech	28	5,104
SCOR SE	198	6,067
Societe d’Edition de Canal	781	5,802
UBISOFT Entertainment(1)	575	10,411
Veolia Environnement SA	733	12,174
Vicat	71	4,856
Vilmorin & Cie SA	47	4,718
Virbac SA	49	10,949
Zodiac Aerospace	164	5,004

		$206,514

Germany — 3.4%
Aixtron SE(1)	195	$2,379

5

Security	Shares	Value
Aurubis AG	78	$4,072
Axel Springer SE	52	2,861
BayWa AG	46	1,822
Bechtle AG	33	2,571
Bilfinger SE	33	2,134
Biotest AG	27	2,735
Brenntag AG	78	3,785
Carl Zeiss Meditec AG	175	4,709
Celesio AG	125	4,124
CTS Eventim AG & Co. KGaA	129	3,409
Deutsche EuroShop AG	219	9,798
Deutsche Lufthansa AG	142	2,103
Dialog Semiconductor PLC(1)	167	5,767
Draegerwerk AG & Co. KGaA	33	3,218
Fielmann AG	46	3,002
Fraport AG	37	2,293
Freenet AG	724	18,996
Fuchs Petrolub SE	87	3,202
Fuchs Petrolub SE, PFC Shares	125	4,869
GAGFAH SA(1)	233	4,357
Gerresheimer AG	82	4,563
Gerry Weber International AG	112	4,505
Hannover Rueck SE	76	6,343
Hawesko Holding AG	53	2,456
Hugo Boss AG	29	3,853
K&S AG	253	7,090
Kabel Deutschland Holding AG(1)	26	3,525
Krones AG	32	3,070
KUKA AG	48	3,025
LEG Immobilien AG(1)	74	5,114
MTU Aero Engines AG	32	2,807
Pfeiffer Vacuum Technology AG	51	3,972
ProSiebenSat.1 Media AG	136	5,494
QSC AG	875	1,692
Rheinmetall AG	39	1,680
Rhoen-Klinikum AG	256	7,622
Sky Deutschland AG(1)	476	4,021
Software AG	105	2,644
Suedzucker AG	333	4,637
Symrise AG	169	9,528
TAG Immobilien AG	228	2,670
Telefonica Deutschland Holdings AG(1)(2)	1,268	6,240
United Internet AG	110	4,314
Vossloh AG	59	3,398
Wincor Nixdorf AG	53	2,437
Wirecard AG	238	8,539

		$207,445

Greece — 0.4%
Ellaktor SA(1)	633	$1,787
GEK Terna Holding Real Estate Construction SA(1)	686	1,755
Hellenic Exchanges SA(1)	486	3,270
Intralot SA(1)	1,505	2,132
JUMBO SA	210	2,303
LAMDA Development SA(1)	461	1,935
Navios Maritime Acquisition Corp.	800	2,536
StealthGas, Inc.(1)	500	4,200
Terna Energy SA(1)	586	1,682

		$21,600

6

Security	Shares	Value
Hong Kong — 1.7%
APT Satellite Holdings, Ltd.	2,500	$3,659
Brightoil Petroleum Holdings, Ltd.(1)	12,000	3,805
Century Sunshine Group Holdings, Ltd.	20,000	2,397
Champion REIT	6,000	2,654
China Traditional Chinese Medicine Co., Ltd.(1)	10,000	5,638
China Water Industry Group, Ltd.(1)	16,000	3,138
Chow Sang Sang Holdings International, Ltd.	2,000	4,950
CK Life Sciences International Holdings, Inc.	48,000	5,074
Fortune Real Estate Investment Trust	3,000	2,766
G-Resources Group, Ltd.(1)	114,000	2,787
Giordano International, Ltd.	6,000	3,057
Great Eagle Holdings, Ltd.	1,000	3,366
HC International, Inc.(1)	2,000	2,471
Honbridge Holdings, Ltd.(1)	14,000	2,419
Hopewell Highway Infrastructure, Ltd.	50	24
Hopewell Holdings, Ltd.	1,000	3,555
Johnson Electric Holdings, Ltd.	1,500	5,078
LionGold Corp., Ltd.(1)	54,000	1,137
MMG, Ltd.	8,000	2,687
Pacific Andes International Holdings, Ltd.	100,000	4,192
PCCW, Ltd.	14,000	8,918
SA SA International Holdings, Ltd.	4,000	2,765
Sino Oil and Gas Holdings, Ltd.(1)	95,000	2,473
Techtronic Industries Co., Ltd.	1,000	3,137
Tongda Group Holdings, Ltd.	20,000	2,607
Transport International Holdings, Ltd.	1,600	2,930
Truly International Holdings	8,000	4,046
Up Energy Development Group, Ltd.(1)	28,000	3,106
Vitasoy International Holdings, Ltd.	2,000	2,755
Yanchang Petroleum International, Ltd.(1)	50,000	2,551
Yuexiu Property Co., Ltd.	14,000	2,600
Yuexiu Real Estate Investment Trust	6,000	2,965

		$105,707

India — 0.0%(3)
WNS Holdings, Ltd. ADR(1)	130	$2,627

		$2,627

Indonesia — 0.5%
Ciputra Development Tbk PT	33,000	$3,129
Gajah Tunggal Tbk PT	26,000	3,099
Garuda Indonesia Persero Tbk PT(1)	103,402	4,535
Holcim Indonesia Tbk PT	17,500	3,403
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,500	5,071
Sigmagold Inti Perkasa Tbk PT(1)	85,000	3,306
Siloam International Hospitals Tbk PT(1)	1,300	1,483
Sugih Energy Tbk PT(1)	91,000	3,176

		$27,202

Ireland — 0.4%
C&C Group PLC	1,034	$4,606
Dalata Hotel Group PLC(1)	534	1,940
FBD Holdings PLC	164	2,774
FleetMatics Group PLC(1)	127	4,717
Grafton Group PLC	635	6,446
Kenmare Resources PLC(1)	15,591	1,720
UDG Healthcare PLC	631	3,322

		$25,525

7

Security	Shares	Value
Israel — 0.4%
Cellcom Israel, Ltd.	304	$3,124
Evogene, Ltd.(1)	233	2,657
EZchip Semiconductor, Ltd.(1)	130	2,686
Frutarom Industries, Ltd.	151	3,821
Oil Refineries, Ltd.(1)	12,316	4,020
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	70	3,167
Shikun & Binui, Ltd.	1,434	3,311
SodaStream International, Ltd.(1)	75	1,653

		$24,439

Italy — 1.7%
A2A SpA	2,987	$2,995
ACEA SpA	349	4,270
Amplifon SpA	823	4,818
Ansaldo STS SpA	280	3,217
Atlantia SpA	165	3,897
Autogrill SpA(1)	314	2,128
Banca Generali SpA	173	4,590
Banca Popolare di Milano Scarl(1)	6,380	4,809
Banco Popolare SC(1)	202	2,934
Brembo SpA	74	2,454
Brunello Cucinelli SpA	131	2,654
Buzzi Unicem SpA	679	9,188
Buzzi Unicem SpA, PFC Shares	291	2,322
Danieli SpA	139	3,243
De’Longhi SpA	222	4,345
Ei Towers SpA(1)	56	2,808
Engineering SpA	56	2,708
ERG SpA	683	7,832
GTECH SpA	112	2,610
Interpump Group SpA	214	2,791
Iren SPA	3,843	4,647
Italmobiliare SpA, PFC Shares	119	1,912
MARR SpA	177	2,823
Recordati SpA	495	8,565
Reply SpA	42	3,099
Sorin SpA(1)	2,019	4,518

		$102,177

Japan — 7.1%
ADEKA Corp.	300	$3,873
Aica Kogyo Co., Ltd.	300	6,210
Aiful Corp.(1)	700	2,908
Anritsu Corp.	1,000	7,742
Asahi Intecc Co., Ltd.	100	4,583
Autobacs Seven Co., Ltd.	400	5,868
Azbil Corp.	200	4,823
Capcom Co., Ltd.	300	4,661
COMSYS Holdings Corp.	200	3,571
Daifuku Co., Ltd.	500	5,791
Daiwa House Residential Investment Corp.	1	4,228
Denki Kagaku Kogyo K.K.	1,000	3,267
Disco Corp.	100	6,826
Enplas Corp.	200	7,565
Fancl Corp.	700	9,602
FP Corp.	200	5,764
Frontier Real Estate Investment Corp.	1	4,606
GLP J-Reit	4	4,539
Haseko Corp.	500	3,665

8

Security	Shares	Value
Hokuetsu Kishu Paper Co., Ltd.	1,000	$4,162
Hoshizaki Electric Co., Ltd.	300	14,531
House Foods Group, Inc.	300	5,134
Iida Group Holdings Co., Ltd.	300	3,334
IT Holdings Corp.	200	3,268
Ito En, Ltd.	400	7,955
Itochu Enex Co., Ltd.	500	3,203
Itoham Foods, Inc.	1,000	5,144
Japan Airport Terminal Co., Ltd.	100	3,945
Japan Excellent, Inc.	3	3,980
Japan Logistics Fund, Inc.	2	4,494
Kagoshima Bank, Ltd. (The)	1,000	6,485
Kakaku.com, Inc.	400	5,446
Kawasaki Kisen Kaisha, Ltd.	2,000	4,557
Kenedix Office Investment Corp.	1	5,347
Komeri Co., Ltd.	200	4,496
Kose Corp.	100	4,087
Kureha Corp.	1,000	4,960
KYORIN Holdings, Inc.	300	6,320
LEOPALACE21 Corp.(1)	900	5,637
Lion Corp.	1,000	5,650
Matsumotokiyoshi Holdings Co., Ltd.	100	2,908
Mixi, Inc.	100	5,279
MonotaRO Co., Ltd.	200	5,284
Mori Hills REIT Investment Corp.	3	4,189
Musashino Bank, Ltd. (The)	100	3,388
Nakanishi, Inc.	100	3,420
Nichirei Corp.	1,000	4,256
Nihon Kohden Corp.	200	10,225
Nihon Parkerizing Co., Ltd.	200	4,774
Nippon Gas Co., Ltd.	200	4,949
Nippon Light Metal Holdings Co., Ltd.	2,400	3,545
Nipro Corp.	500	4,120
NOF Corp.	1,000	6,627
Noritz Corp.	400	7,395
NS Solutions Corp.	200	6,157
Oki Electric Industry Co., Ltd.	3,000	6,970
Okinawa Electric Power Co., Inc. (The)	100	3,050
Orix JREIT, Inc.	3	4,000
Plenus Co., Ltd.	200	3,597
Point, Inc.	90	2,002
Pola Orbis Holdings, Inc.	200	8,214
Resorttrust, Inc.	200	4,822
Rohto Pharmaceutical Co., Ltd.	500	7,253
Ryohin Keikaku Co., Ltd.	100	13,503
Sawai Pharmaceutical Co., Ltd.	200	11,916
Shimachu Co., Ltd.	200	5,149
Shinko Plantech Co., Ltd.	500	3,822
Ship Healthcare Holdings, Inc.	200	4,681
Shizuoka Gas Co., Ltd.	500	3,276
Sohgo Security Services Co., Ltd.	200	4,677
Sotetsu Holdings, Inc.	1,000	3,757
Sumitomo Forestry Co., Ltd.	400	4,203
Sumitomo Osaka Cement Co., Ltd.	2,000	6,252
T-Gaia Corp.	400	3,999
Tokai Tokyo Financial Holdings, Inc.	500	3,392
Tokyo Ohka Kogyo Co., Ltd.	200	5,641
Toyobo Co., Ltd.	3,000	4,318
Tsuruha Holdings, Inc.	100	5,904

9

Security	Shares	Value
TV Asahi Corp.	200	$3,153
UACJ Corp.	1,000	3,684
Xebio Co., Ltd.	200	3,130
Yodogawa Steel Works, Ltd.	1,000	3,913
ZERIA Pharmaceutical Co., Ltd.	200	4,014

		$431,035

Malaysia — 0.9%
Affin Holdings Bhd	3,400	$3,341
Berjaya Sports Toto Bhd	4,231	4,644
Cahya Mata Sarawak Bhd	4,100	5,403
Gas Malaysia Bhd	3,800	4,143
IGB Corp. Bhd	4,200	3,678
KNM Group Bhd(1)	14,700	3,597
Kossan Rubber Industries	3,100	4,336
KPJ Healthcare Bhd	3,500	4,161
Press Metal Bhd	2,400	4,827
Silverlake Axis, Ltd.	6,000	6,353
TIME dotCom Bhd(1)	2,800	4,409
TSH Resources Bhd	6,150	4,450

		$53,342

Mexico — 0.9%
Alsea SAB de CV(1)	1,200	$3,761
Fibra Uno Administracion SA de CV	2,200	7,636
Genomma Lab Internacional SA de CV(1)	3,600	9,119
Gruma SAB, Class B(1)	400	4,394
Grupo Aeroportuario del Pacifico SAB de CV, Class B	600	4,098
Grupo Aeroportuario del Sureste SAB de CV, Class B	400	5,393
Grupo Comercial Chedraui SA de CV	1,200	4,162
Grupo Simec SA de CV, Series B(1)	1,300	5,732
Infraestructura Energetica Nova SAB de CV	900	5,491
Megacable Holdings SAB de CV	900	4,121

		$53,907

Netherlands — 1.7%
Aercap Holdings NV(1)	100	$4,334
Arcadis NV	387	11,905
ASM International NV	168	6,732
Beter Bed Holding NV	320	6,588
Brunel International NV	270	6,069
Constellium NV, Class A(1)	400	8,100
Delta Lloyd NV	350	7,978
Eurocommercial Properties NV	156	7,122
InterXion Holding NV(1)	272	7,436
Nutreco NV	190	9,517
Royal Boskalis Westminster NV	120	6,402
SBM Offshore NV(1)	800	10,013
Sligro Food Group NV	120	4,430
Wereldhave NV	80	6,559

		$103,185

New Zealand — 0.4%
A2 Milk Co., Ltd.(1)	6,203	$2,839
Kathmandu Holdings, Ltd.	1,189	2,942
New Zealand Oil & Gas, Ltd.	5,008	2,887
Nuplex Industries, Ltd.	1,410	3,479
Property for Industry, Ltd.	3,009	3,425
Skellerup Holdings, Ltd.	2,372	2,692
Summerset Group Holdings, Ltd.	2,032	4,333

		$22,597

10

Security	Shares	Value
Norway — 0.9%
Atea ASA	272	$2,974
Borregaard ASA	1,022	7,102
Det Norske Oljeselskap ASA(1)	280	1,812
Ekornes ASA	478	5,103
Hoegh LNG Holdings, Ltd.(1)	194	2,502
Leroey Seafood Group ASA	75	2,837
Nordic American Offshore, Ltd.	5	80
Nordic American Tankers, Ltd.	661	5,586
Nordic Semiconductor ASA(1)	453	2,552
Norwegian Property ASA(1)	2,378	3,631
Opera Software ASA	232	2,905
Salmar ASA	178	3,207
SpareBank 1 SR-Bank ASA	517	4,447
Tomra Systems ASA	291	2,180
Veidekke ASA	275	2,671
Wilh. Wilhelmsen ASA	298	2,170

		$51,759

Poland — 0.4%
Asseco Poland SA	321	$4,765
Ciech SA	256	3,091
Emperia Holding SA	136	1,942
Globe Trade Centre SA(1)	1,261	2,279
Integer.pl SA(1)	41	2,438
Lubelski Wegiel Bogdanka SA	106	3,519
Netia SA	2,062	3,409
TVN SA(1)	863	3,870

		$25,313

Portugal — 0.5%
Banco BPI SA(1)	3,044	$5,962
Mota-Engil SGPS SA	570	2,991
NOS SGPS	1,192	6,839
REN - Redes Energeticas Nacionais SGPS SA	1,000	3,100
Semapa-Sociedade de Investimento e Gestao	250	3,025
Sonae	2,400	3,219
Sonaecom - SGPS SA(1)	1,352	2,597

		$27,733

Russia — 0.9%
Aeroflot - Russian Airlines OJSC	7,346	$6,518
AK Transneft OAO, PFC Shares	2	4,351
Bank Otkritie Financial Corp. OJSC GDR(1)	408	4,969
CTC Media, Inc.	400	2,544
Federal Hydrogenerating Co. JSC ADR	1,890	3,160
Mail.ru Group, Ltd. GDR(1)	319	7,733
O’Key Group SA GDR	357	2,142
OAO TMK GDR	374	2,928
OGK-4 OJSC	62,421	3,617
PhosAgro OAO GDR	278	2,975
PIK Group(1)	1,530	5,337
Polyus Gold International, Ltd.(1)	1,559	4,663
X5 Retail Group NV GDR(1)	190	3,467

		$54,404

Singapore — 0.8%
ARA Asset Management, Ltd.	2,000	$2,666
CDL Hospitality Trusts	4,000	5,377
CitySpring Infrastructure Trust	11,000	4,371

11

Security	Shares	Value
CSE Global, Ltd.	5,000	$2,627
Ezion Holdings, Ltd.	2,400	2,826
Ezra Holdings, Ltd.	3,000	1,906
Indofood Agri Resources, Ltd.	4,000	2,603
Metro Holdings, Ltd.	4,000	2,728
OSIM International, Ltd.	2,000	2,897
Raffles Medical Group, Ltd.	1,000	2,961
Religare Health Trust	5,000	3,836
Sheng Siong Group, Ltd.	8,000	4,172
Singapore Post, Ltd.	2,000	3,070
UMS Holdings, Ltd.	6,000	2,360
United Engineers, Ltd.	2,000	4,470

		$48,870

South Africa — 0.9%
Adcock Ingram Holdings, Ltd.(1)	735	$3,295
AECI, Ltd.	397	4,452
African Bank Investments, Ltd.(4)	4,545	0
Aveng, Ltd.(1)	1,540	2,831
AVI, Ltd.	610	3,978
Capital Property Fund(1)	2,582	2,988
DataTec, Ltd.	1,003	5,049
EOH Holdings, Ltd.	342	3,337
Illovo Sugar, Ltd.	1,950	4,672
Lewis Group, Ltd.	494	2,974
Resilient Property Income Fund, Ltd.	458	3,383
Reunert, Ltd.	684	3,610
Royal Bafokeng Platinum, Ltd.(1)	494	2,621
Sun International, Ltd.	298	3,338
Telkom SA SOC, Ltd.(1)	977	5,192
Trencor, Ltd.	315	1,900

		$53,620

South Korea — 3.5%
Cheil Worldwide, Inc.(1)	380	$5,917
Daum Communications Corp.	47	6,445
DGB Financial Group Co., Ltd.	274	3,907
EO Technics Co., Ltd.	45	4,654
Grand Korea Leisure Co., Ltd.	90	3,223
Green Cross Corp.	63	8,063
Green Cross Holdings Corp.	224	4,701
GS Engineering & Construction Corp.(1)	158	4,164
GS Retail Co., Ltd.	220	5,128
Hanil Cement Co., Ltd.	24	3,088
Hanmi Pharmaceutical Co., Ltd.(1)	39	3,100
Hanssem Co., Ltd.	39	4,649
Huchems Fine Chemical Corp.	132	2,872
Hyundai Greenfood Co., Ltd.	400	6,806
Hyundai Home Shopping Network Corp.	26	3,307
iMarketKorea, Inc.	99	2,447
JB Financial Group Co., Ltd.	489	3,003
KEPCO Plant Service & Engineering Co., Ltd.	49	4,015
Kolon Industries, Inc.	76	3,865
Korea Express Co., Ltd.(1)	27	4,877
Korean Reinsurance Co.	612	6,537
LG Hausys, Ltd.	18	2,686
LIG Insurance Co., Ltd.	155	4,047
Lock & Lock Co., Ltd.	270	2,878
Lotte Chilsung Beverage Co., Ltd.	5	7,914
LS Industrial Systems Co., Ltd.	72	4,244

12

Security	Shares	Value
Macquarie Korea Infrastructure Fund	780	$5,209
Medy-Tox, Inc.	29	6,757
Nong Shim Co., Ltd.	25	6,242
ORION Corp.	7	5,395
Ottogi Corp.	13	6,880
Paradise Co., Ltd.	132	4,063
Partron Co., Ltd.	296	2,437
Posco ICT Co., Ltd.	584	3,336
S1 Corp.	77	5,362
Samchully Co., Ltd.	25	3,536
Samsung Fine Chemicals Co., Ltd.	102	2,844
Seoul Semiconductor Co., Ltd.	155	2,658
SK Broadband Co., Ltd.(1)	1,803	7,642
SK Chemicals Co., Ltd.	71	4,050
SK Gas, Ltd.	34	4,442
Tongyang Life Insurance	630	6,842
ViroMed Co., Ltd.(1)	76	3,675
Wonik IPS Co., Ltd.(1)	405	5,118
Young Poong Corp.	3	3,328
Yuhan Corp.	34	5,621

		$211,974

Spain — 1.7%
Acerinox SA	294	$4,375
Almirall SA(1)	611	10,020
Antena 3 de Television SA	401	5,885
Banco de Sabadell SA	1,727	4,993
Bankinter SA	342	2,829
Distribuidora Internacional de Alimentacion SA	645	4,098
Duro Felguera SA	747	3,384
Ebro Foods SA	165	2,953
Enagas SA	159	5,336
Ence Energia y Celulosa SA	3,003	6,504
Faes Farma SA	882	2,049
Gamesa Corporacion Tecnologica SA(1)	472	4,660
Grupo Catalana Occidente SA	111	3,349
Indra Sistemas SA	428	4,728
Jazztel PLC(1)	863	13,797
Melia Hotels International SA	398	3,981
NH Hotel Group SA(1)	562	2,566
Red Electrica Corp. SA	80	6,991
Tecnicas Reunidas SA	156	7,685
Viscofan SA	41	2,411

		$102,594

Sweden — 1.7%
AAK AB	146	$7,919
Atrium Ljungberg AB	326	4,562
Axfood AB	165	10,153
Axis Communications AB	299	8,173
BillerudKorsnas AB	419	6,111
Clas Ohlson AB, Class B	452	7,790
Hexpol AB	122	10,809
Hufvudstaden AB, Class A	350	4,541
Husqvarna AB, Class B	690	5,152
Industrial & Financial Systems	150	4,671
Loomis AB, Class B	101	2,782
NIBE Industrier AB	174	4,619
Saab AB, Class B	366	9,885
Swedish Orphan Biovitrum AB(1)	1,121	12,821

13

Security	Shares	Value
Wallenstam AB, Class B	376	$5,673

		$105,661

Switzerland — 3.4%
Actelion, Ltd.(1)	113	$13,458
Barry Callebaut AG(1)	7	7,347
Burckhardt Compression Holdings AG	18	7,712
Comet Holding AG(1)	6	4,001
Emmi AG(1)	18	6,362
Ems-Chemie Holding AG	19	6,842
Flughafen Zuerich AG	16	10,195
Forbo Holding AG	17	17,658
Galenica AG	5	4,279
Georg Fischer AG	7	4,043
Givaudan SA(1)	12	20,040
Inficon Holding AG(1)	14	4,368
Julius Baer Group, Ltd.(1)	124	5,436
Kaba Holding AG	19	9,059
Kuoni Reisen Holding AG	21	5,725
Lindt & Spruengli AG PC	3	15,057
Logitech International SA	768	10,873
Mobimo Holding AG	54	10,644
Nobel Biocare Holding AG	261	4,622
Schmolz & Bickenbach AG(1)	2,417	2,919
Sonova Holding AG	61	9,512
Temenos Group AG	174	6,075
U-Blox AG(1)	32	4,326
Valora Holding AG(1)	24	4,971
Vontobel Holding AG	378	13,739

		$209,263

Taiwan — 1.6%
Ability Enterprise Co., Ltd.	4,000	$1,987
AcBel Polytech, Inc.	3,000	3,394
Center Laboratories, Inc.(1)	1,150	3,478
Chicony Electronics Co., Ltd.	3,045	8,769
China Bills Finance Corp.	8,000	2,947
China Synthetic Rubber Corp.	3,000	3,097
Feng Hsin Iron & Steel Co., Ltd.	2,000	2,463
Formosan Rubber Group, Inc.	3,000	3,272
Gloria Material Technology Corp.	4,000	2,647
Hota Industrial Manufacturing Co., Ltd.	2,059	3,689
Hu Lane Associate, Inc.	1,000	3,500
Kindom Construction Corp.	4,000	3,450
Kinpo Electronics, Inc.(1)	7,000	3,056
Merry Electronics Co., Ltd.	1,000	4,044
Micro-Star International Co., Ltd.	2,000	2,450
MIN AIK Technology Co., Ltd.	1,000	4,419
Oriental Union Chemical Corp.	2,000	1,513
Ruentex Development Co., Ltd.	2,000	2,986
ScinoPharm Taiwan, Ltd.	2,163	4,381
Shin Kong No.1 REIT	8,000	3,317
Silicon Motion Technology Corp. ADR	235	5,572
Standard Foods Corp.	3,760	8,675
TA Chen Stainless Pipe Co., Ltd.(1)	5,000	3,080
Taiwan Paiho, Ltd.	3,000	4,177
Taiwan Sogo Shin Kong SEC	3,030	3,832
Xxentria Technology Materials Corp.	1,700	4,364

		$98,559

14

Security	Shares	Value
Thailand — 0.5%
Bangkok Chain Hospital PCL(5)	10,700	$3,202
Central Plaza Hotel PCL(5)	2,900	3,361
Energy Absolute PCL(5)	4,800	3,568
Hana Microelectronics PCL(5)	2,700	3,608
Sino Thai Engineering & Construction PCL(5)	5,900	4,757
STP & I PCL(5)	4,800	3,227
Thai Vegetable Oil PCL(5)	4,200	2,875
Tisco Financial Group Public Co., Ltd.(5)	3,300	4,511
TTW PCL(5)	10,400	3,863

		$32,972

Turkey — 0.5%
Akcansa Cimento AS	449	$2,888
Aksa Akrilik Kimya Sanayii AS	746	2,453
Aksa Enerji Uretim AS(1)	2,157	2,600
Asya Katilim Bankasi AS(1)	4,925	1,595
Bizim Toptan Satis Magazalari AS	234	1,915
Cimsa Cimento Sanayi ve Ticaret AS	416	3,077
Eczacibasi Ilac Sanayi ve Ticaret AS	2,706	2,861
Net Holding AS(1)	2,214	2,869
Tekfen Holding AS(1)	1,505	3,784
Turkiye Sinai Kalkinma Bankasi AS	5,056	4,436

		$28,478

United Kingdom — 6.7%
3i Group PLC	514	$3,269
A.G. BARR PLC	416	3,930
Abcam PLC	1,181	7,566
Aveva Group PLC	248	6,085
Babcock International Group PLC	290	5,090
Beazley PLC	1,650	6,930
Berkeley Group Holdings PLC	215	7,863
Betfair Group PLC	270	5,232
Booker Group PLC	5,528	12,423
Britvic PLC	734	8,003
BTG PLC(1)	1,108	13,393
Cable & Wireless Communication PLC	5,515	4,262
Capital & Counties Properties PLC	1,928	10,547
Cobham PLC	810	3,778
Cranswick PLC	187	4,246
Croda International PLC	186	6,839
CSR PLC	499	6,706
Dairy Crest Group PLC	556	3,714
De La Rue PLC	149	1,248
Direct Line Insurance Group PLC	730	3,229
Domino’s Pizza Group PLC	751	7,650
Drax Group PLC	1,056	10,048
Dunelm Group PLC	551	7,432
Elementis PLC	1,668	7,064
EnQuest PLC(1)	6,020	6,695
Essentra PLC	1,065	11,726
Fidessa Group PLC	343	12,849
Genus PLC	390	7,683
Greene King PLC	330	4,243
Hikma Pharmaceuticals PLC	585	17,743
Hunting PLC	682	8,033
Inmarsat PLC	1,893	20,785
International Personal Finance PLC	415	3,237
Jardine Lloyd Thompson Group PLC	485	7,395

15

Security	Shares	Value
Kcom Group PLC	4,622	$6,882
Lancashire Holdings, Ltd.	182	1,951
Meggitt PLC	532	3,843
Micro Focus International PLC	804	12,809
Moneysupermarket.com Group PLC	1,776	5,705
N Brown Group PLC	997	5,367
Pace PLC	957	5,320
Pennon Group PLC	1,181	15,760
Premier Oil PLC	1,512	6,244
Rentokil Initial PLC	1,494	2,946
Rexam PLC	971	7,401
Rightmove PLC	67	2,266
Rotork PLC	117	4,796
RPC Group PLC	335	2,926
Shaftesbury PLC	439	5,029
Soco International PLC(1)	1,980	10,428
Tate & Lyle PLC	1,234	11,943
Telecom Plus PLC	424	9,582
Travis Perkins PLC	157	4,160
Ultra Electronics Holdings PLC	486	13,591
Victrex PLC	227	6,166
WH Smith PLC	163	2,943

		$404,994

United States — 36.9%
ACI Worldwide, Inc.(1)	423	$8,139
Acorda Therapeutics, Inc.(1)	311	10,829
Aegerion Pharmaceuticals, Inc.(1)	159	3,210
Akorn, Inc.(1)	217	9,667
Alaska Air Group, Inc.	398	21,186
Albemarle Corp.	163	9,516
Alexandria Real Estate Equities, Inc.	64	5,312
Alkermes PLC(1)	347	17,541
Alleghany Corp.(1)	17	7,553
Allegiant Travel Co.	139	18,552
ALLETE, Inc.	236	12,329
American Airlines Group, Inc.	500	20,675
American Realty Capital Properties, Inc.	676	5,996
Anworth Mortgage Asset Corp.	1,864	9,674
AptarGroup, Inc.	163	10,145
ARRIS Group, Inc.(1)	460	13,809
Arthur J. Gallagher & Co.	156	7,441
Aspen Technology, Inc.(1)	272	10,045
Athenahealth, Inc.(1)	135	16,537
Avery Dennison Corp.	212	9,932
Avista Corp.	353	12,514
Balchem Corp.	168	10,870
Bemis Co., Inc.	251	9,656
Blackbaud, Inc.	170	7,565
Bonanza Creek Energy, Inc.(1)	221	9,998
Boston Beer Co., Inc. (The), Class A(1)	55	13,695
Bristow Group, Inc.	178	13,154
Buckle, Inc. (The)	403	19,880
Buffalo Wild Wings, Inc.(1)	53	7,912
C&J Energy Services, Inc.(1)	199	3,843
Cabot Corp.	143	6,639
Cabot Microelectronics Corp.(1)	174	8,392
CACI International, Inc., Class A(1)	123	10,122
Calgon Carbon Corp.(1)	468	9,842
Camden Property Trust	92	7,054

16

Security	Shares	Value
Capstead Mortgage Corp.	766	$9,736
Casey’s General Stores, Inc.	116	9,497
Celldex Therapeutics, Inc.(1)	550	9,212
Cheesecake Factory, Inc. (The)	179	8,223
CLARCOR, Inc.	230	15,401
Cleco Corp.	226	12,150
Cloud Peak Energy, Inc.(1)	541	6,476
Cogent Communications Group, Inc.	170	5,770
CommVault Systems, Inc.(1)	113	5,010
Conn’s, Inc.(1)	216	6,720
Contango Oil & Gas Co.(1)	155	5,668
Convergys Corp.	361	7,281
Conversant, Inc.(1)	302	10,645
Cornerstone OnDemand, Inc.(1)	308	11,171
Costar Group, Inc.(1)	126	20,297
Cracker Barrel Old Country Store, Inc.	93	10,728
Cubist Pharmaceuticals, Inc.(1)	219	15,832
CYS Investments, Inc.	918	8,198
Cytec Industries, Inc.	158	7,368
Delek US Holdings, Inc.	269	9,116
Diamondback Energy, Inc.(1)	238	16,289
Diligent Board Member Services, Inc.(1)	998	3,723
Dril-Quip, Inc.(1)	90	8,096
El Paso Electric Co.	294	11,125
Endo International PLC(1)	300	20,076
Energy XXI Bermuda, Ltd.	270	2,076
Essex Property Trust, Inc.	47	9,483
Extra Space Storage, Inc.	125	7,270
Finish Line, Inc. (The), Class A	255	6,750
First Financial Bankshares, Inc.	218	6,928
First Republic Bank	139	7,079
FNF Group	259	7,729
Foot Locker, Inc.	400	22,404
Forum Energy Technologies, Inc.(1)	425	11,602
GNC Holdings, Inc., Class A	223	9,270
Government Properties Income Trust	229	5,226
Graphic Packaging Holding Co.(1)	838	10,165
GulfMark Offshore, Inc., Class A	164	4,946
H.B. Fuller Co.	128	5,372
Haemonetics Corp.(1)	258	9,732
Hain Celestial Group, Inc. (The)(1)	153	16,562
Hanesbrands, Inc.	200	21,122
Hatteras Financial Corp.	385	7,330
Heartland Express, Inc.	465	11,690
Heartland Payment Systems, Inc.	306	15,805
Hecla Mining Co.	3,530	7,695
Helen of Troy, Ltd.(1)	259	16,019
Hibbett Sports, Inc.(1)	111	5,038
Hillenbrand, Inc.	397	13,216
Home BancShares, Inc.	139	4,437
HSN, Inc.	168	11,100
Hubbell, Inc., Class B	100	11,341
Hyster-Yale Materials Handling, Inc.	90	7,064
International Flavors & Fragrances, Inc.	102	10,113
Investors Bancorp, Inc.	1,167	12,545
J&J Snack Foods Corp.	95	9,788
j2 Global, Inc.	239	12,928
Jarden Corp.(1)	300	19,527
Jazz Pharmaceuticals PLC(1)	114	19,248

17

Security	Shares	Value
Kirby Corp.(1)	100	$11,058
Kodiak Oil & Gas Corp.(1)	522	5,632
Lancaster Colony Corp.	72	6,587
Lear Corp.	200	18,500
Lexicon Pharmaceuticals, Inc.(1)	3,892	5,643
Liberty TripAdvisor Holdings, Inc.(1)	200	6,316
Liberty Ventures(1)	200	7,020
Louisiana-Pacific Corp.(1)	446	6,512
Manhattan Associates, Inc.(1)	360	14,440
ManTech International Corp., Class A	190	5,350
MarketAxess Holdings, Inc.	69	4,461
Martin Marietta Materials, Inc.	79	9,237
MAXIMUS, Inc.	265	12,842
Medicines Co. (The)(1)	366	9,267
Medidata Solutions, Inc.(1)	232	10,466
Mentor Graphics Corp.	364	7,713
MFA Financial, Inc.	1,138	9,536
Mid-America Apartment Communities, Inc.	71	5,017
Middleby Corp.(1)	160	14,160
Minerals Technologies, Inc.	155	11,890
Monro Muffler Brake, Inc.	242	12,932
Montpelier Re Holdings, Ltd.	86	2,850
MSCI, Inc.	113	5,273
Mueller Industries, Inc.	430	13,958
MWI Veterinary Supply, Inc.(1)	80	13,572
National Health Investors, Inc.	156	10,282
National Retail Properties, Inc.	72	2,745
Nektar Therapeutics(1)	1,272	17,541
New Jersey Resources Corp.	216	12,632
NewMarket Corp.	23	8,924
Northwest Bancshares, Inc.	864	11,085
Northwest Natural Gas Co.	205	9,621
NorthWestern Corp.	292	15,429
NPS Pharmaceuticals, Inc.(1)	473	12,960
Owens & Minor, Inc.	255	8,497
Packaging Corp. of America	175	12,614
PDC Energy, Inc.(1)	180	7,870
Piedmont Natural Gas Co., Inc.	304	11,555
Plantronics, Inc.	191	9,907
Platinum Underwriters Holdings, Ltd.	132	8,267
PNM Resources, Inc.	484	13,963
PolyOne Corp.	196	7,254
Portland General Electric Co.	361	13,144
Post Properties, Inc.	251	14,041
Primerica, Inc.	347	17,749
ProAssurance Corp.	250	11,695
Puma Biotechnology, Inc.(1)	106	26,564
RBC Bearings, Inc.	197	11,968
Reinsurance Group of America, Inc.	62	5,224
Reliance Steel & Aluminum Co.	150	10,122
Rite Aid Corp.(1)	2,585	13,571
RLI Corp.	236	11,703
Rockwood Holdings, Inc.	136	10,460
Rollins, Inc.	360	11,473
Royal Gold, Inc.	129	7,372
RPM International, Inc.	247	11,189
Salix Pharmaceuticals, Ltd.(1)	80	11,508
Sanchez Energy Corp.(1)	218	3,721
Sanderson Farms, Inc.	48	4,031

18

Security	Shares	Value
Saul Centers, Inc.	131	$7,198
Schweitzer-Mauduit International, Inc.	204	8,784
Scorpio Tankers, Inc.	1,048	9,149
Seaboard Corp.(1)	3	9,219
Sealed Air Corp.	348	12,615
Seattle Genetics, Inc.(1)	340	12,468
SEI Investments Co.	139	5,374
SemGroup Corp., Class A	204	15,657
Sensient Technologies Corp.	197	11,658
Ship Finance International, Ltd.	148	2,544
Shutterstock, Inc.(1)	115	8,942
Signature Bank(1)	123	14,899
Signet Jewelers, Ltd.	200	24,002
Six Flags Entertainment Corp.	198	7,979
Snap-on, Inc.	100	13,214
Snyders-Lance, Inc.	250	7,448
SolarWinds, Inc.(1)	155	7,370
Sonoco Products Co.	253	10,340
Sovran Self Storage, Inc.	123	10,466
Spirit Airlines, Inc.(1)	277	20,251
SS&C Technologies Holdings, Inc.(1)	338	16,332
Starwood Property Trust, Inc.	392	8,844
Starwood Waypoint Residential Trust	378	9,896
Stepan Co.	130	5,756
STERIS Corp.	177	10,939
Stone Energy Corp.(1)	320	7,840
SVB Financial Group(1)	48	5,376
SYNNEX Corp.	273	18,886
Take-Two Interactive Software, Inc.(1)	473	12,511
Tanger Factory Outlet Centers	267	9,551
Targa Resources Corp.	207	26,626
Teledyne Technologies, Inc.(1)	189	19,586
Telephone & Data Systems, Inc.	500	12,820
Tennant Co.	189	13,935
TiVo, Inc.(1)	471	6,147
Towers Watson & Co., Class A	100	11,029
TreeHouse Foods, Inc.(1)	151	12,861
TW Telecom, Inc.(1)	400	17,112
Tyler Technologies, Inc.(1)	74	8,282
UIL Holdings Corp.	264	10,861
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	200	24,162
Ultimate Software Group, Inc.(1)	86	12,944
Universal Corp.	121	5,385
Vector Group, Ltd.	151	3,373
ViaSat, Inc.(1)	101	6,327
W.R. Grace & Co.(1)	106	10,028
Wabtec Corp.	200	17,260
Watsco, Inc.	124	12,601
Weis Markets, Inc.	197	8,794
West Pharmaceutical Services, Inc.	286	14,657
Westamerica Bancorporation	58	2,862
Western Refining, Inc.	423	19,285
WGL Holdings, Inc.	239	11,233
Williams-Sonoma, Inc.	280	18,208
World Fuel Services Corp.	230	9,485

		$2,239,916

Total Common Stocks (identified cost $5,777,983)		$6,021,737

19

Equity-Linked Securities(6) — 1.0%

Security	Maturity Date	Shares	Value
India — 1.0%
Aurobindo Pharma, Ltd.(2)	12/4/18	257	$4,053
Bharat Forge, Ltd.(2)	11/2/16	242	3,205
Britannia Industries, Ltd.(2)	10/17/17	174	4,339
Eicher Motors, Ltd.(2)	4/17/18	22	4,577
Havells India, Ltd.(2)	8/8/19	785	3,646
Hindustan Petroleum Corp., Ltd.(2)	8/8/19	441	3,810
Jaiprakash Power Ventures, Ltd.(2)	10/26/18	13,980	3,076
JSW Energy, Ltd.(2)	10/26/18	2,310	3,015
Mahindra & Mahindra Financial Services(2)	11/3/15	1,007	4,818
Marico Kaya Enterprises, Ltd.(2)	7/2/19	50	489
Marico, Ltd.(2)	10/17/17	764	3,870
Mindtree, Ltd.(2)	12/5/18	183	3,259
Motherson Sumi Systems, Ltd.(2)	10/26/18	522	3,573
Pidilite Industries, Ltd.(2)	8/8/19	599	4,040
Piramal Enterprises, Ltd.	12/3/18	260	3,415
Reliance Capital, Ltd.(2)	10/26/18	293	2,268
Shree Cement, Ltd.(2)	7/20/17	25	3,705

Total Equity-Linked Securities (identified cost $41,806)			$59,158

Rights — 0.0%(3)

Security		Shares
Germany — 0.0%(3)
Rhoen Klinikum AG(1)		256	$216

			$216

Total Rights (identified cost $0)			$216

Short-Term Investments — 0.4%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)		$26	$26,343

Total Short-Term Investments (identified cost $26,343)			$26,343

Total Investments — 100.5% (identified cost $5,846,132)			$6,107,454

Other Assets, Less Liabilities — (0.5)%			$(30,382)

Net Assets — 100.0%			$6,077,072

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

20

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

REIT	-	Real Estate Investment Trust

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $64,282 or 1.1% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2014 was $20.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	39.9%	$2,426,323
Euro	14.5	878,651
Japanese Yen	7.1	431,035
British Pound Sterling	6.9	421,145
Hong Kong Dollar	4.7	287,228
Australian Dollar	3.5	214,993
Swiss Franc	3.5	212,419
South Korean Won	3.5	211,974
Canadian Dollar	3.3	199,097
Brazilian Real	1.8	106,515
Swedish Krona	1.7	105,661
New Taiwan Dollar	1.5	92,987
Singapore Dollar	1.0	56,360
Other currency, less than 1% each	7.6	463,066

Total Investments	100.5%	$6,107,454

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	13.7%	$833,874
Industrials	12.8	780,170
Consumer Discretionary	12.6	765,883
Information Technology	12.6	764,823
Health Care	11.8	717,590
Materials	11.8	714,797
Consumer Staples	8.6	523,165
Energy	7.1	427,902
Utilities	6.1	368,636
Telecommunication Services	3.0	184,271
Short-Term Investments	0.4	26,343

Total Investments	100.5%	$6,107,454

21

The Fund did not have any open financial instruments at October 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,860,015

Gross unrealized appreciation	$798,804
Gross unrealized depreciation	(551,365)

Net unrealized appreciation	$247,439

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$50,587	$1,414,787		$—	$1,465,374
Developed Europe	30,253	1,692,004		—	1,722,257
Developed Middle East	1,653	22,786		—	24,439
Emerging Europe	35,089	94,706		—	129,795
Latin America	187,239	—		—	187,239
Middle East/Africa	3,383	50,237		0	53,620
North America	2,435,290	3,723		—	2,439,013
Total Common Stocks	$2,743,494	$3,278,243	**	$0	$6,021,737
Equity-Linked Securities	$—	$59,158		$—	$59,158
Rights	216	—		—	216
Short-Term Investments	—	26,343		—	26,343
Total Investments	$2,743,710	$3,363,744		$0	$6,107,454

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2014 is not presented.

At October 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

22

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2014